UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2015

Item 1: Report(s) to Shareholders.

Semiannual report dated August 31, 2015, enclosed.
Schwab U.S. REIT ETF™

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Schwab U.S. REIT ETF
Semiannual Report
August 31, 2015

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended August 31, 2015
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	-8.92%
NAV Return[1]	-8.65%
Dow Jones U.S. Select REIT Index	-8.64%
ETF Category: Morningstar Real Estate[2]	-9.32%
Performance Details	page 6
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab U.S. REIT ETF

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that help investors to build well-diversified portfolios. The Schwab U.S. REIT ETF represents an important part of our product line-up, providing the potential for both current income and capital appreciation, and may add diversification to an income stream. The fund tracks the Dow Jones U.S. Select REIT Index and provides the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency, at one of the lowest operating expense ratios in the industry.
For the six-month reporting period ended August 31, 2015, the fund closely tracked the return of the Dow Jones U.S. Select REIT Index. After a strong performance in 2014, U.S. REITs stumbled during the reporting period and generated disappointing returns that trailed those of the broader market. Though the U.S. economy has been generally improving, concerns surrounding the timing of a potential short-term interest rate rise in the U.S. have negatively affected many income-focused investments, including REITs. Fluctuating commodity prices, the debt crisis in Greece, and the deceleration of the Chinese economy contributed to heightened market volatility, especially in the second half of the reporting period. These factors weighed heavily on most markets and created a difficult environment for real estate investors during the period.
In this environment, the performance of U.S. REITs was mostly negative across sub-industries. Specialized REITs, which include REITs that do not generate a majority of their revenues and income from real estate rental and
Asset Class Performance Comparison % returns during the six months ended 8/31/2015

For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab U.S. REIT ETF3

From the President continued

For the six-month reporting period ended August 31, 2015, the fund closely tracked the return of the Dow Jones U.S. Select REIT Index.

leasing operations, were the only sub-industry to produce positive returns for the six-month reporting period. Hotel and Resort REITs and Office REITs underperformed by comparison, with both sub-industries generating returns of approximately -15% for the reporting period.
For more information about the performance, holdings, and portfolio characteristics of the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this ETF by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
4Schwab U.S. REIT ETF

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Products, leads the portfolio management teams of Schwab’s passive equity funds and equity ETFs. She also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (currently BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
Schwab U.S. REIT ETF5

Schwab U.S. REIT ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	-8.92%	1.83%	7.87%	10.73%
NAV Return[2]	-8.65%	1.78%	7.90%	10.72%
Dow Jones U.S. Select REIT Index	-8.64%	1.87%	7.99%	10.85%
ETF Category: Morningstar Real Estate[3]	-9.32%	-1.44%	6.87%	9.63%
Fund Expense Ratio4: 0.07%

Statistics
Number of Holdings	94
Weighted Average Market Cap (millions)	$17,298
Price/Earnings Ratio (P/E)	38.4
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[5,6]	4%
Sector Weightings % of Investments
Specialized REIT	28.6%
Retail REIT	26.3%
Residential REIT	20.3%
Office REIT	15.4%
Industrial REIT	5.0%
Diversified REIT	3.0%
Other	1.4%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Simon Property Group, Inc.	10.2%
Public Storage	5.3%
Equity Residential	4.8%
Health Care REIT, Inc.	4.1%
AvalonBay Communities, Inc.	4.0%
Prologis, Inc.	3.6%
Ventas, Inc.	3.3%
Boston Properties, Inc.	3.2%
HCP, Inc.	3.1%
General Growth Properties, Inc.	2.9%
Total	44.5%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
6Schwab U.S. REIT ETF

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2015 and held through August 31, 2015.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/15	Ending Account Value (Net of Expenses) at 8/31/15	Expenses Paid During Period[2] 3/1/15–8/31/15
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$ 913.50	$ 0.34
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.75	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
Schwab U.S. REIT ETF7

Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/15– 8/31/15*	3/1/14– 2/28/15	3/1/13– 2/28/14	3/1/12– 2/28/13	3/1/11– 2/29/12	1/12/11 [1]– 2/28/11
Per-Share Data ($)
Net asset value at beginning of period	40.04	33.06	31.96	28.30	27.28	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.66 [2]	0.92	0.80	0.72	0.65	0.06
Net realized and unrealized gains (losses)	(4.09)	6.91	1.08	3.71	0.98	2.22
Total from investment operations	(3.43)	7.83	1.88	4.43	1.63	2.28
Less distributions:
Distributions from net investment income	(0.40)	(0.85)	(0.78)	(0.77)	(0.61)	—
Net asset value at end of period	36.21	40.04	33.06	31.96	28.30	27.28
Total return (%)	(8.65) [3]	24.04	6.08	15.83	6.15	9.12 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07 [4]	0.07	0.07	0.10 [5]	0.13	0.13 [4]
Net investment income (loss)	3.39 [4]	2.56	2.52	2.43	2.50	3.82 [4]
Portfolio turnover rate[6]	4 [3]	15	11	7	5	— [3]
Net assets, end of period ($ x 1,000)	1,493,542	1,269,306	790,052	466,567	277,370	69,566

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
8    See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	1,479,722,332	1,488,700,800
0.2%	Other Investment Companies	4,210,949	4,054,078
99.9%	Total Investments	1,483,933,281	1,492,754,878
0.1%	Other Assets and Liabilities, Net		787,061
100.0%	Net Assets		1,493,541,939

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Diversified REITs 3.0%
Cousins Properties, Inc.	556,505	5,103,151
Duke Realty Corp.	943,901	17,046,852
First Potomac Realty Trust	170,583	1,792,827
Liberty Property Trust	405,715	12,471,679
PS Business Parks, Inc.	54,462	3,973,548
Washington Real Estate Investment Trust	187,412	4,610,335
		44,998,392
Health Care REITs 0.5%
Care Capital Properties, Inc. *	226,102	7,187,783
Hotel & Resort REITs 0.6%
Hersha Hospitality Trust	131,434	3,212,247
Xenia Hotels & Resorts, Inc.	304,144	5,626,664
		8,838,911
Industrial REITs 5.0%
DCT Industrial Trust, Inc.	238,158	7,647,253
EastGroup Properties, Inc.	88,292	4,767,768
First Industrial Realty Trust, Inc.	302,942	5,874,045
Prologis, Inc.	1,429,197	54,309,486
Rexford Industrial Realty, Inc.	152,991	1,976,644
		74,575,196
Office REITs 15.4%
Alexandria Real Estate Equities, Inc.	198,396	17,060,072
BioMed Realty Trust, Inc.	558,885	10,339,373
Boston Properties, Inc.	420,590	47,686,494
Brandywine Realty Trust	494,248	5,990,286
Columbia Property Trust, Inc.	337,380	7,213,184
Security	Number of Shares	Value ($)
Corporate Office Properties Trust	256,237	5,388,664
Douglas Emmett, Inc.	375,426	10,373,020
Equity Commonwealth *	352,002	9,042,931
Franklin Street Properties Corp.	243,402	2,533,815
Highwoods Properties, Inc.	256,147	9,718,217
Kilroy Realty Corp.	240,946	15,627,758
Mack-Cali Realty Corp.	234,753	4,396,924
New York REIT, Inc.	454,273	4,351,935
Parkway Properties, Inc.	230,233	3,646,891
Piedmont Office Realty Trust, Inc., Class A	415,890	7,053,494
SL Green Realty Corp.	271,425	28,095,202
Vornado Realty Trust	477,420	41,626,250
		230,144,510
Residential REITs 20.3%
American Campus Communities, Inc.	307,278	10,524,271
American Homes 4 Rent, Class A	381,329	6,093,637
Apartment Investment & Management Co., Class A	424,077	15,279,494
AvalonBay Communities, Inc.	360,729	59,541,929
Camden Property Trust	236,981	17,069,741
Education Realty Trust, Inc.	132,011	3,861,322
Equity LifeStyle Properties, Inc.	218,109	12,161,758
Equity Residential	997,947	71,103,724
Essex Property Trust, Inc.	179,318	38,485,229
Home Properties, Inc.	157,630	11,697,722
Mid-America Apartment Communities, Inc.	206,342	16,216,418
Post Properties, Inc.	147,221	8,150,155
Silver Bay Realty Trust Corp.	105,326	1,649,405
Sun Communities, Inc.	139,171	9,075,341
UDR, Inc.	705,406	22,784,614
		303,694,760
Retail REITs 26.3%
Acadia Realty Trust	186,692	5,516,749
Brixmor Property Group, Inc.	457,958	10,450,602
CBL & Associates Properties, Inc.	468,160	6,966,221
Cedar Realty Trust, Inc.	212,552	1,330,575
DDR Corp.	814,558	12,454,592
Equity One, Inc.	223,446	5,253,215
Federal Realty Investment Trust	188,538	24,336,485
General Growth Properties, Inc.	1,721,485	43,691,289
Inland Real Estate Corp.	245,918	2,068,170
Kimco Realty Corp.	1,125,369	25,939,755
Kite Realty Group Trust	231,265	5,437,040
Pennsylvania Real Estate Investment Trust	189,882	3,767,259
Ramco-Gershenson Properties Trust	215,822	3,345,241
Regency Centers Corp.	258,709	15,344,031
Rouse Properties, Inc.	96,683	1,502,454
Saul Centers, Inc.	31,557	1,557,022
Simon Property Group, Inc.	850,165	152,451,588
Tanger Factory Outlet Centers, Inc.	264,375	8,364,825
Taubman Centers, Inc.	168,026	11,592,114
The Macerich Co.	384,109	29,261,424
Urban Edge Properties	251,189	5,252,362
See financial notes    9

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Weingarten Realty Investors	311,574	9,858,201
WP GLIMCHER, Inc.	510,860	6,186,515
		391,927,729
Specialized REITs 28.6%
Ashford Hospitality Prime, Inc.	78,430	1,084,687
Ashford Hospitality Trust, Inc.	251,248	1,944,659
CubeSmart	450,896	11,403,160
DiamondRock Hospitality Co.	543,217	6,388,232
Digital Realty Trust, Inc.	372,401	23,580,431
DuPont Fabros Technology, Inc.	181,830	4,860,316
Extra Space Storage, Inc.	335,560	24,656,949
FelCor Lodging Trust, Inc.	349,835	2,823,168
HCP, Inc.	1,261,710	46,758,973
Health Care REIT, Inc.	959,458	60,781,664
Healthcare Realty Trust, Inc.	278,530	6,378,337
Hospitality Properties Trust	409,748	10,538,719
Host Hotels & Resorts, Inc.	2,075,752	36,803,083
LaSalle Hotel Properties	308,749	9,713,244
LTC Properties, Inc.	97,621	3,981,961
Pebblebrook Hotel Trust	198,054	7,537,935
Public Storage	396,777	79,859,307
Senior Housing Properties Trust	643,424	10,101,757
Sovran Self Storage, Inc.	97,586	8,756,392
Strategic Hotels & Resorts, Inc. *	750,080	10,118,579
Sunstone Hotel Investors, Inc.	568,574	7,863,378
Universal Health Realty Income Trust	35,610	1,638,060
Ventas, Inc.	904,408	49,760,528
		427,333,519
Total Common Stock
(Cost $1,479,722,332)		1,488,700,800
Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets
Equity Fund 0.2%
SPDR Dow Jones REIT ETF	45,000	3,784,050
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	270,028	270,028
Total Other Investment Companies
(Cost $4,210,949)		4,054,078

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $1,485,236,947 and the unrealized appreciation and depreciation were $68,311,021 and ($60,793,090), respectively, with a net unrealized appreciation of $7,517,931.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,488,700,800	$—	$—	$1,488,700,800
Other Investment Companies[1]	4,054,078	—	—	4,054,078
Total	$1,492,754,878	$—	$—	$1,492,754,878
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
10    See financial notes

Schwab U.S. REIT ETF
Statement of
Assets and Liabilities
As of August 31, 2015; unaudited
Assets
Investments, at value (cost $1,483,933,281)		$1,492,754,878
Cash		1,678,334
Receivables:
Investments sold		16,225,439
Fund shares sold		3,710,723
Dividends	+	860,380
Total assets		1,515,229,754
Liabilities
Payables:
Investments bought		5,374,157
Investment adviser fees		20,473
Fund shares redeemed	+	16,293,185
Total liabilities		21,687,815
Net Assets
Total assets		1,515,229,754
Total liabilities	–	21,687,815
Net assets		$1,493,541,939
Net Assets by Source
Capital received from investors		1,452,312,153
Net investment income not yet distributed		14,379,052
Net realized capital gains		18,029,137
Net unrealized capital appreciation		8,821,597

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,493,541,939		41,250,000		$36.21

See financial notes    11

Schwab U.S. REIT ETF
Statement of
Operations
For the period March 1, 2015 through August 31, 2015; unaudited
Investment Income
Dividends		$24,798,177
Expenses
Investment adviser fees		501,231
Total expenses	–	501,231
Net investment income		24,296,946
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,036,004)
Net realized gains on in-kind redemptions	+	20,225,111
Net realized gains		19,189,107
Net change in unrealized appreciation (depreciation) on investments	+	(176,647,669)
Net realized and unrealized losses		(157,458,562)
Decrease in net assets resulting from operations		($133,161,616)
12    See financial notes

Schwab U.S. REIT ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/15-8/31/15		3/1/14-2/28/15
Net investment income		$24,296,946	$26,973,906
Net realized gains		19,189,107	50,557,126
Net change in unrealized appreciation (depreciation)	+	(176,647,669)	145,570,492
Increase (Decrease) in net assets resulting from operations		(133,161,616)	223,101,524
Distributions to Shareholders
Distributions from net investment income		($14,261,320)	($24,242,790)

Transactions in Fund Shares
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,150,000	$470,397,764	12,800,000	$470,767,488
Shares redeemed	+	(2,600,000)	(98,738,439)	(5,000,000)	(190,372,676)
Net transactions in fund shares		9,550,000	$371,659,325	7,800,000	$280,394,812
Shares Outstanding and Net Assets
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,700,000	$1,269,305,550	23,900,000	$790,052,004
Total increase	+	9,550,000	224,236,389	7,800,000	479,253,546
End of period		41,250,000	$1,493,541,939	31,700,000	$1,269,305,550
Net investment income not yet distributed			$14,379,052		$4,343,426
See financial notes    13

Schwab U.S. REIT ETF
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF
Schwab U.S. REIT ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The fund issues and redeems shares at its net assets value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund invests in certain other investment companies (underlying funds). For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is
14

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
15

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of August 31, 2015 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(c) Real Estate Investment Trusts:
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital or realized gains, are recorded as a reduction to the cost of the individual REITs or realized gains on investments, respectively.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of the fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
16

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Stock and bond markets and the values of securities held by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund’s performance may be below that of its respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. The fund will invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments—mid- or small-cap stocks, for instance—the fund’s large-cap holdings could reduce performance.
Small- and Mid-Cap Risk. Even larger REITs and other real estate companies may be small- to medium- sized companies in relation to the equity markets as a whole. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when small- and mid-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—the fund’s small- and mid-cap holdings could reduce performance.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of the fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, market risk and liquidity risk, are discussed elsewhere in this section.
The fund’s use of derivatives is also subject to credit risk, lack-of-availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack-of-availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These
17

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
risks could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. To the extent that the fund's or the index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.07% of the fund's average daily net assets.
Certain Schwab funds may own shares of other Schwab Funds. The table below reflects the percentage of shares of the fund that are owned by other Schwab funds as of August 31, 2015.

Schwab VIT Balanced Portfolio	0.2%
Schwab VIT Balanced with Growth Portfolio	0.5%
Schwab VIT Growth Portfolio	0.5%
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
18

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The fund has access to custodian overdraft facilities. During the period, the fund also had access to an uncommitted line of credit of $100 million with State Street. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.
There were no borrowings from the line of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed in the fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Effective October 8, 2015, the existing line of credit was terminated and the fund became a participant in a syndicated, committed line of credit of $530 million with State Street, as agent.
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2015, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab U.S. REIT ETF	$63,208,258	$52,281,908
9. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2015 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. REIT ETF	$461,012,149	$90,648,496
For the period ended August 31, 2015, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund's tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2015 are disclosed in the fund's Statement of Operations.
10. Federal Income Taxes
As of February 28, 2015, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended February 28, 2015, the fund had capital losses carryforwards utilized in the amount of $876,325.
19

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
10. Federal Income Taxes (continued):
As of February 28, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
20

Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee Schwab Strategic Trust since 2009)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).
Stephen Timothy Kochis 1946 Trustee (Trustee Schwab Strategic Trust since 2012)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	21	None
Charles A. Ruffel 1956 Trustee (Trustee Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

21

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich 1964 Chief Legal Officer and Secretary (Officer since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
22

Glossary
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
23

sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
24

Schwab ETFs™ are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR63740-04
00153422

Semiannual report dated August 31, 2015, enclosed.
Schwab Fundamental Index* ETFs

Schwab Fundamental
U.S. Broad Market Index ETF
Schwab Fundamental
U.S. Large Company Index ETF
Schwab Fundamental
U.S. Small Company Index ETF
Schwab Fundamental
International Large Company
Index ETF
Schwab Fundamental
International Small Company
Index ETF
Schwab Fundamental
Emerging Markets Large
Company Index ETF
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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* ETFs
Semiannual Report
August 31, 2015
Schwab Fundamental
U.S. Broad Market Index ETF
Schwab Fundamental
U.S. Large Company Index ETF
Schwab Fundamental
U.S. Small Company Index ETF
Schwab Fundamental
International Large Company
Index ETF
Schwab Fundamental
International Small Company
Index ETF
Schwab Fundamental
Emerging Markets Large
Company Index ETF
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended August 31, 2015
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	-7.16%
NAV Return[1]	-7.11%
Russell Fundamental U.S. Index	-6.99%
ETF Category: Morningstar Large Value[2]	-6.70%
Performance Details	page 6

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	-7.25%
NAV Return[1]	-7.20%
Russell Fundamental U.S. Large Company Index	-7.05%
ETF Category: Morningstar Large Value[2]	-6.70%
Performance Details	page 7

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	-6.47%
NAV Return[1]	-6.54%
Russell Fundamental U.S. Small Company Index	-6.39%
ETF Category: Morningstar Small Blend[2]	-5.93%
Performance Details	page 8
Total Returns for the 6 Months Ended August 31, 2015
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	-8.03%
NAV Return[1]	-7.66%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)*	-7.67%
ETF Category: Morningstar Foreign Large Value[2]	-9.88%
Performance Details	pages 9-10

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	-3.21%
NAV Return[1]	-2.83%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)*	-2.68%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-2.39%
Performance Details	pages 11-12

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	-17.58%
NAV Return[1]	-17.51%
Russell Fundamental Emerging Markets Large Company Index (Net)*	-17.24%
ETF Category: Morningstar Diversified Emerging Markets[2]	-15.81%
Performance Details	pages 13-14
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — each of the names identifying a Russell Fundamental Index is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the funds under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Index ETFs are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the funds.
*	The total return cited for the index is calculated net of foreign withholding taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab Fundamental Index ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that help investors to build well-diversified portfolios. The Schwab Fundamental Index ETFs represent an important part of our product line-up.
In recent years, fundamentally weighted strategies have experienced considerable asset growth. Unlike traditional equity indices that are often weighted by market capitalization, fundamentally weighted indices select and weight stocks by objective non-price measures, such as dividends, cash flow, and sales. By using this weighting methodology, the Schwab Fundamental Index ETFs can serve as effective complements to capitalization-weighted index funds and actively managed investment vehicles. These funds also provide the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency.
For the six-month reporting period ended August 31, 2015, the funds produced negative returns that closely tracked their respective indices amid a broad decline in global equity indices. Internationally, emerging markets suffered the steepest losses of the period as a result of falling commodity prices and the deceleration of China’s economy, with the Russell Fundamental Emerging Markets Large Company Index posting a return of -17.2%1 during the period. Both emerging and developed markets struggled against a strong U.S. dollar. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. Meanwhile, in the U.S., fears of an increasingly overvalued stock market and
Asset Class Performance Comparison % returns during the 6 months ended 8/31/2015

For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Fundamental Index ETFs3

From the President continued

For the six-month reporting period ended August 31, 2015, the funds produced negative returns that closely tracked their respective indices amid a broad decline in global equity indices.

anticipation of a Federal Reserve move on short-term interest rates outweighed relatively stable economic conditions. The Russell Fundamental U.S. Large Company Index returned -7.1%, while the Russell Fundamental Developed ex-U.S. Large Company Index returned -7.7%.1
For more information about the performance, holdings, and portfolio characteristics of the Schwab Fundamental Index ETFs, please continue reading this report. In addition, you can find further details about these ETFs by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
[1]	The total returns cited for the Russell Fundamental Emerging Markets Large Company Index and Russell Fundamental Developed ex-U.S. Large Company Index are net of foreign withholding taxes.
4Schwab Fundamental Index ETFs

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Products, leads the portfolio management teams of Schwab’s passive equity funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (currently BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin worked at The Bank of New York Mellon Corporation, where she spent more than two years as an associate equity portfolio manager, and nearly two years as a performance analyst. Prior to that, Ms. Qin worked at Wells Fargo Fund Management as a mutual fund analyst and at CIGNA Reinsurance as a risk analyst.
Schwab Fundamental Index ETFs5

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	-7.16%	-3.11%	7.77%
NAV Return[2]	-7.11%	-3.21%	7.76%
Russell Fundamental U.S. Index	-6.99%	-2.95%	8.10%
ETF Category: Morningstar Large Value[3]	-6.70%	-2.02%	7.44%
Fund Expense Ratio4: 0.32%

Statistics
Number of Holdings	1,499
Weighted Average Market Cap (millions)	$98,086
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5,6]	6%
Sector Weightings % of Investments
Financials	14.6%
Information Technology	13.7%
Consumer Discretionary	13.3%
Energy	12.5%
Health Care	11.3%
Consumer Staples	11.3%
Industrials	10.9%
Utilities	4.3%
Telecommunication Services	3.9%
Materials	3.7%
Other	0.5%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Exxon Mobil Corp.	3.9%
AT&T, Inc.	2.4%
Chevron Corp.	1.9%
Microsoft Corp.	1.7%
JPMorgan Chase & Co.	1.3%
General Electric Co.	1.2%
International Business Machines Corp.	1.2%
The Procter & Gamble Co.	1.2%
Wal-Mart Stores, Inc.	1.2%
Apple, Inc.	1.2%
Total	17.2%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — “Russell Fundamental U.S. Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Broad Market Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
6Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	-7.25%	-3.34%	7.73%
NAV Return[2]	-7.20%	-3.40%	7.69%
Russell Fundamental U.S. Large Company Index	-7.05%	-3.09%	8.06%
ETF Category: Morningstar Large Value[3]	-6.70%	-2.02%	7.44%
Fund Expense Ratio4: 0.32%

Statistics
Number of Holdings	638
Weighted Average Market Cap (millions)	$107,391
Price/Earnings Ratio (P/E)	20.4
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5,6]	6%
Sector Weightings % of Investments
Financials	13.9%
Information Technology	13.8%
Energy	13.3%
Consumer Discretionary	12.9%
Consumer Staples	12.0%
Health Care	11.8%
Industrials	10.0%
Utilities	4.3%
Telecommunication Services	4.2%
Materials	3.5%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Exxon Mobil Corp.	4.3%
AT&T, Inc.	2.6%
Chevron Corp.	2.1%
Microsoft Corp.	1.9%
JPMorgan Chase & Co.	1.4%
International Business Machines Corp.	1.4%
General Electric Co.	1.4%
Apple, Inc.	1.4%
The Procter & Gamble Co.	1.4%
Wal-Mart Stores, Inc.	1.4%
Total	19.3%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — “Russell Fundamental U.S. Large Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs7

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	-6.47%	-1.77%	7.98%
NAV Return[2]	-6.54%	-1.94%	7.91%
Russell Fundamental U.S. Small Company Index	-6.39%	-1.67%	8.28%
ETF Category: Morningstar Small Blend[3]	-5.93%	-1.17%	6.81%
Fund Expense Ratio4: 0.32%

Statistics
Number of Holdings	892
Weighted Average Market Cap (millions)	$4,251
Price/Earnings Ratio (P/E)	35.6
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[5,6]	15%
Sector Weightings % of Investments
Financials	21.9%
Industrials	20.1%
Consumer Discretionary	16.5%
Information Technology	12.9%
Health Care	7.2%
Materials	5.6%
Energy	5.0%
Consumer Staples	3.9%
Utilities	3.9%
Telecommunication Services	1.1%
Other	1.9%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Sealed Air Corp.	0.4%
Endurance Specialty Holdings Ltd.	0.4%
Sears Holdings Corp.	0.3%
Netflix, Inc.	0.3%
Service Corp. International	0.3%
D.R. Horton, Inc.	0.3%
Masco Corp.	0.3%
StanCorp Financial Group, Inc.	0.3%
SkyWest, Inc.	0.3%
Western Refining, Inc.	0.3%
Total	3.2%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance.Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Investments in smaller companies typically exhibit higher volatility.
Index ownership — “Russell Fundamental U.S. Small Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Small Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
8Schwab Fundamental Index ETFs

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	-8.03%	-11.37%	0.97%
NAV Return[2]	-7.66%	-11.05%	0.99%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)	-7.67%	-10.93%	1.26%
ETF Category: Morningstar Foreign Large Value[3]	-9.88%	-15.57%	-1.51%
Fund Expense Ratio4: 0.32%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — “Russell Fundamental Developed ex-U.S. Large Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab Fundamental Index ETFs9

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of 08/31/15 continued
Statistics
Number of Holdings	838
Weighted Average Market Cap (millions)	$52,423
Price/Earnings Ratio (P/E)	23.3
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1,2]	5%
Sector Weightings % of Investments
Financials	19.2%
Industrials	12.7%
Energy	12.0%
Consumer Discretionary	11.2%
Consumer Staples	10.1%
Materials	8.8%
Telecommunication Services	7.8%
Health Care	7.4%
Utilities	6.2%
Information Technology	4.2%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
BP plc	2.1%
Royal Dutch Shell plc, A Shares	1.9%
Total S.A.	1.7%
Royal Dutch Shell plc, B Shares	1.2%
HSBC Holdings plc	1.2%
Nestle S.A. – Reg'd	1.1%
Telefonica S.A.	1.1%
Banco Santander S.A.	1.1%
Vodafone Group plc	1.0%
Eni S.p.A.	1.0%
Total	13.4%
Country Weightings % of Investments
Japan	22.9%
United Kingdom	16.8%
France	11.1%
Germany	8.8%
Canada	5.9%
Switzerland	5.7%
Netherlands	5.3%
Australia	4.9%
Spain	4.3%
Italy	4.0%
Other Countries	10.3%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
10Schwab Fundamental Index ETFs

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	-3.21%	-5.42%	3.70%
NAV Return[2]	-2.83%	-5.16%	3.57%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)	-2.68%	-4.80%	4.21%
ETF Category: Morningstar Foreign Small/Mid Blend[3]	-2.39%	-5.59%	3.90%
Fund Expense Ratio4: 0.46%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks are subject to greater volatility than many other asset classes.
Index ownership — “Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Small Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab Fundamental Index ETFs11

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of 08/31/15 continued
Statistics
Number of Holdings	1,375
Weighted Average Market Cap (millions)	$3,046
Price/Earnings Ratio (P/E)	25.3
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1,2]	13%
Sector Weightings % of Investments
Industrials	24.5%
Consumer Discretionary	19.0%
Financials	15.7%
Materials	10.8%
Information Technology	9.1%
Consumer Staples	9.0%
Health Care	5.1%
Energy	3.1%
Telecommunication Services	1.7%
Utilities	1.3%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Koninklijke BAM Groep N.V.	0.3%
Alps Electric Co., Ltd.	0.2%
IT Holdings Corp.	0.2%
Kikkoman Corp.	0.2%
Ryohin Keikaku Co., Ltd.	0.2%
Matsumotokiyoshi Holdings Co., Ltd.	0.2%
Greene King plc	0.2%
iShares MSCI EAFE Small-Cap ETF	0.2%
Banca Popolare di Milano Scarl	0.2%
Nichirei Corp.	0.2%
Total	2.1%
Country Weightings % of Investments
Japan	40.9%
United Kingdom	13.1%
Canada	6.9%
Australia	4.9%
France	4.3%
Germany	3.6%
Italy	3.0%
Switzerland	2.8%
Other Countries	20.5%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
12Schwab Fundamental Index ETFs

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-17.58%	-29.38%	-9.53%
NAV Return[2]	-17.51%	-29.72%	-9.84%
Russell Fundamental Emerging Markets Large Company Index (Net)	-17.24%	-29.47%	-9.34%
ETF Category: Morningstar Diversified Emerging Markets[3]	-15.81%	-23.69%	-7.19%
Fund Expense Ratio4: 0.48%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — “Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Emerging Markets Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab Fundamental Index ETFs13

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of 08/31/15 continued
Statistics
Number of Holdings	283
Weighted Average Market Cap (millions)	$47,461
Price/Earnings Ratio (P/E)	13.9
Price/Book Ratio (P/B)	0.9
Portfolio Turnover Rate[1,2]	10%
Sector Weightings % of Investments
Energy	26.0%
Financials	18.9%
Information Technology	14.5%
Telecommunication Services	9.9%
Materials	9.7%
Consumer Discretionary	6.3%
Industrials	5.2%
Consumer Staples	4.1%
Utilities	3.4%
Other	2.0%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Gazprom PAO	4.6%
Samsung Electronics Co., Ltd.	4.0%
LUKOIL PJSC	2.9%
China Mobile Ltd.	2.4%
China Construction Bank Corp., H Shares	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.9%
Hon Hai Precision Industry Co., Ltd.	1.8%
Industrial & Commercial Bank of China Ltd., H Shares	1.8%
Petroleo Brasileiro S.A., Preferred Stock	1.6%
China Petroleum & Chemical Corp., H Shares	1.6%
Total	24.8%
Country Weightings % of Investments
Republic of Korea	17.9%
China	17.0%
Russia	14.1%
Taiwan	12.2%
Brazil	12.1%
South Africa	6.6%
Mexico	3.9%
Poland	2.7%
Other Countries	13.5%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
14Schwab Fundamental Index ETFs

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2015 and held through August 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/15	Ending Account Value (Net of Expenses) at 8/31/15	Expenses Paid During Period[2] 3/1/15–8/31/15
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.32%	$1,000.00	$ 928.90	$1.55
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.49	$1.63
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.32%	$1,000.00	$ 928.00	$1.55
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.49	$1.63
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.32%	$1,000.00	$ 934.60	$1.56
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.49	$1.63
Schwab Fundamental International Large Company Index ETF
Actual Return	0.32%	$1,000.00	$ 923.40	$1.55
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.49	$1.63
Schwab Fundamental International Small Company Index ETF
Actual Return	0.46%	$1,000.00	$ 971.70	$2.28
Hypothetical 5% Return	0.46%	$1,000.00	$ 1,022.79	$2.34
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.46%	$1,000.00	$ 824.90	$2.11
Hypothetical 5% Return	0.46%	$1,000.00	$ 1,022.79	$2.34

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
Schwab Fundamental Index ETFs15

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/15– 8/31/15*	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data ($)
Net asset value at beginning of period	30.54	27.36	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.31 [2]	0.54	0.21
Net realized and unrealized gains (losses)	(2.46)	3.14	2.28
Total from investment operations	(2.15)	3.68	2.49
Less distributions:
Distributions from net investment income	(0.31)	(0.50)	(0.13)
Net asset value at end of period	28.08	30.54	27.36
Total return (%)	(7.11) [3]	13.54	9.99 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.32 [4]	0.32	0.32 [4]
Net investment income (loss)	2.07 [4]	2.14	2.11 [4]
Portfolio turnover rate[5]	6 [3]	10	5 [3]
Net assets, end of period ($ x 1,000)	220,421	212,247	58,823

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
16    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	222,526,397	219,198,227
0.0%	Rights	1,852	1,852
0.5%	Other Investment Companies	1,188,415	1,188,415
100.0%	Total Investments	223,716,664	220,388,494
0.0%	Other Assets and Liabilities, Net		32,312
100.0%	Net Assets		220,420,806

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	2,551,330
Banks 5.7%
Bank of America Corp.	134,510	1.0	2,197,893
Citigroup, Inc.	28,393	0.7	1,518,458
JPMorgan Chase & Co.	45,050	1.3	2,887,705
Wells Fargo & Co.	40,785	1.0	2,175,064
Other Securities		1.7	3,774,393
		5.7	12,553,513
Capital Goods 7.9%
3M Co.	5,725	0.4	813,751
General Electric Co.	110,816	1.2	2,750,453
United Technologies Corp.	10,444	0.4	956,775
Other Securities		5.9	12,927,015
		7.9	17,447,994
Commercial & Professional Services 1.2%
Other Securities		1.2	2,664,799
Consumer Durables & Apparel 1.4%
Other Securities		1.4	3,006,147
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.0%
McDonald's Corp.	14,431	0.6	1,371,234
Other Securities		1.4	3,058,340
		2.0	4,429,574
Diversified Financials 3.3%
Berkshire Hathaway, Inc., Class B *	12,040	0.7	1,613,842
The Charles Schwab Corp. (a)	3,482	0.0	105,783
The Goldman Sachs Group, Inc.	4,669	0.4	880,573
Other Securities		2.2	4,677,633
		3.3	7,277,831
Energy 12.5%
Chevron Corp.	52,468	1.9	4,249,383
ConocoPhillips	38,904	0.9	1,912,132
Exxon Mobil Corp.	114,531	3.9	8,617,313
Occidental Petroleum Corp.	12,622	0.4	921,532
Phillips 66	20,220	0.7	1,598,795
Schlumberger Ltd.	11,786	0.4	911,883
Valero Energy Corp.	18,595	0.5	1,103,427
Other Securities		3.8	8,256,176
		12.5	27,570,641
Food & Staples Retailing 4.0%
Costco Wholesale Corp.	7,110	0.5	995,755
CVS Health Corp.	20,745	1.0	2,124,288
Wal-Mart Stores, Inc.	42,099	1.2	2,725,068
Walgreens Boots Alliance, Inc.	13,707	0.5	1,186,341
Other Securities		0.8	1,684,561
		4.0	8,716,013
Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	18,498	0.4	991,123
PepsiCo, Inc.	16,368	0.7	1,521,078
Philip Morris International, Inc.	22,957	0.8	1,831,969
The Coca-Cola Co.	38,027	0.7	1,495,222
Other Securities		2.7	5,962,222
		5.3	11,801,614
Health Care Equipment & Services 5.9%
Anthem, Inc.	9,150	0.6	1,290,607
Medtronic plc	11,750	0.4	849,407
UnitedHealth Group, Inc.	15,128	0.8	1,750,310
Other Securities		4.1	9,057,744
		5.9	12,948,068
Household & Personal Products 2.0%
The Procter & Gamble Co.	38,643	1.2	2,730,901
Other Securities		0.8	1,616,910
		2.0	4,347,811
Insurance 3.6%
The Travelers Cos., Inc.	10,290	0.5	1,024,369
Other Securities		3.1	6,995,195
		3.6	8,019,564
See financial notes    17

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 3.7%
Other Securities		3.7	8,231,501
Media 3.2%
Comcast Corp., Class A	20,914	0.5	1,178,086
The Walt Disney Co.	13,032	0.6	1,327,700
Time Warner, Inc.	12,490	0.4	888,039
Other Securities		1.7	3,658,412
		3.2	7,052,237
Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Amgen, Inc.	6,933	0.5	1,052,291
Eli Lilly & Co.	10,597	0.4	872,663
Johnson & Johnson	25,174	1.1	2,365,852
Merck & Co., Inc.	27,596	0.7	1,486,045
Pfizer, Inc.	82,765	1.2	2,666,688
Other Securities		1.6	3,601,063
		5.5	12,044,602
Real Estate 1.9%
Other Securities		1.9	4,276,425
Retailing 5.5%
Lowe's Cos., Inc.	16,518	0.5	1,142,550
Target Corp.	15,684	0.6	1,218,804
The Home Depot, Inc.	14,816	0.8	1,725,471
Other Securities		3.6	8,063,416
		5.5	12,150,241
Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	77,541	1.0	2,213,020
Other Securities		1.2	2,620,121
		2.2	4,833,141
Software & Services 6.8%
International Business Machines Corp.	18,563	1.2	2,745,282
Microsoft Corp.	85,703	1.7	3,729,795
Oracle Corp.	30,702	0.5	1,138,737
Other Securities		3.4	7,376,625
		6.8	14,990,439
Technology Hardware & Equipment 4.7%
Apple, Inc.	24,046	1.2	2,711,427
Cisco Systems, Inc.	61,984	0.7	1,604,146
Hewlett-Packard Co.	62,697	0.8	1,759,278
Other Securities		2.0	4,284,703
		4.7	10,359,554
Telecommunication Services 3.9%
AT&T, Inc.	158,136	2.4	5,250,115
Verizon Communications, Inc.	54,146	1.1	2,491,257
Other Securities		0.4	844,179
		3.9	8,585,551
Transportation 1.8%
Other Securities		1.8	3,896,810
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 4.3%
Other Securities		4.3	9,442,827
Total Common Stock
(Cost $222,526,397)			219,198,227

Rights 0.0% of net assets
Telecommunication Services 0.0%
Other Securities		0.0	1,852
Total Rights
(Cost $1,852)			1,852

Other Investment Companies 0.5% of net assets
Money Market Fund 0.2%
Other Securities		0.2	441,752
Securities Lending Collateral 0.3%
Other Securities		0.3	746,663
Total Other Investment Companies
(Cost $1,188,415)			1,188,415

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $223,731,993 and the unrealized appreciation and depreciation were $15,078,711 and ($18,422,210), respectively, with a net unrealized depreciation of ($3,343,499).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $749,488. Non-cash collateral pledged to the fund for securities on loan amounted to $27,521.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $1,852 or 0.0% of net assets.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	6	590,760	(23,189)

18    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$219,198,227	$—	$—	$219,198,227
Rights [1]	—	—	1,852	1,852
Other Investment Companies[1]	1,188,415	—	—	1,188,415
Total	$220,386,642	$—	$1,852	$220,388,494
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($23,189)	$—	$—	($23,189)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Rights	$1,852	$—	$—	$—	$—	$—	$—	$1,852
Total	$1,852	$—	$—	$—	$—	$—	$—	$1,852
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    19

Schwab Fundamental U.S. Broad Market Index ETF
Statement of
Assets and Liabilities
As of August 31, 2015; unaudited
Assets
Investments in affiliated issuers, at value (cost $87,986)		$105,783
Investments in unaffiliated issuers, at value (cost $222,882,015) including securities on loan of $749,488		219,536,048
Collateral invested for securities on loan, at value (cost $746,663)	+	746,663
Total investments, at value (cost $223,716,664)		220,388,494
Cash		102,396
Deposit with broker for futures contracts		27,600
Receivables:
Investments sold		225
Fund shares sold		1,403,954
Dividends		632,040
Income from securities on loan	+	2,825
Total assets		222,557,534
Liabilities
Collateral held for securities on loan		746,663
Payables:
Investments bought		1,370,717
Investment adviser fees		13,198
Variation margin on futures contracts	+	6,150
Total liabilities		2,136,728
Net Assets
Total assets		222,557,534
Total liabilities	–	2,136,728
Net assets		$220,420,806
Net Assets by Source
Capital received from investors		223,140,244
Net investment income not yet distributed		859,994
Net realized capital losses		(228,073)
Net unrealized capital depreciation		(3,351,359)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$220,420,806		7,850,001		$28.08

20    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of
Operations
For the period March 1, 2015 through August 31, 2015; unaudited
Investment Income
Dividends received from affiliated issuer		$458
Dividends received from unaffiliated issuers (net of foreign withholding tax of $588)		2,659,900
Securities on loan	+	15,118
Total investment income		2,675,476
Expenses
Investment adviser fees		358,289
Total expenses	–	358,289
Net investment income		2,317,187
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		3,077
Net realized losses on unaffiliated investments		(128,866)
Net realized losses on futures contracts		(18,755)
Net realized losses on foreign currency transactions	+	(1)
Net realized losses		(144,545)
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,410
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(18,961,912)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(23,565)
Net change in unrealized appreciation (depreciation)	+	(18,982,067)
Net realized and unrealized losses		(19,126,612)
Decrease in net assets resulting from operations		($16,809,425)
See financial notes    21

Schwab Fundamental U.S. Broad Market Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/15-8/31/15		3/1/14-2/28/15
Net investment income		$2,317,187	$2,720,571
Net realized losses		(144,545)	(55,475)
Net change in unrealized appreciation (depreciation)	+	(18,982,067)	12,915,457
Increase (decrease) in net assets resulting from operations		(16,809,425)	15,580,553
Distributions to Shareholders
Distributions from net investment income		($2,276,300)	($2,041,330)

Transactions in Fund Shares
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		900,000	$27,259,536	4,800,000	$139,884,389
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		900,000	$27,259,536	4,800,000	$139,884,389
Shares Outstanding and Net Assets
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,950,001	$212,246,995	2,150,001	$58,823,383
Total increase	+	900,000	8,173,811	4,800,000	153,423,612
End of period		7,850,001	$220,420,806	6,950,001	$212,246,995
Net investment income not yet distributed			$859,994		$819,107
22    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/15– 8/31/15*	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data ($)
Net asset value at beginning of period	30.55	27.27	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.33 [2]	0.52	0.21
Net realized and unrealized gains (losses)	(2.51)	3.25	2.18
Total from investment operations	(2.18)	3.77	2.39
Less distributions:
Distributions from net investment income	(0.26)	(0.49)	(0.12)
Net asset value at end of period	28.11	30.55	27.27
Total return (%)	(7.20) [3]	13.92	9.59 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.32 [4]	0.32	0.32 [4]
Net investment income (loss)	2.18 [4]	2.24	2.20 [4]
Portfolio turnover rate[5]	6 [3]	10	6 [3]
Net assets, end of period ($ x 1,000)	690,093	336,043	72,259

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    23

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	736,722,324	686,681,938
0.3%	Other Investment Companies	2,093,038	2,093,038
99.8%	Total Investments	738,815,362	688,774,976
0.2%	Other Assets and Liabilities, Net		1,318,433
100.0%	Net Assets		690,093,409

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	8,129,682
Banks 5.8%
Bank of America Corp.	467,172	1.1	7,633,590
Citigroup, Inc.	98,936	0.8	5,291,097
JPMorgan Chase & Co.	155,511	1.4	9,968,255
Wells Fargo & Co.	139,544	1.1	7,441,881
Other Securities		1.4	9,350,972
		5.8	39,685,795
Capital Goods 7.5%
3M Co.	20,027	0.4	2,846,638
General Electric Co.	380,045	1.4	9,432,717
United Technologies Corp.	36,162	0.5	3,312,801
Other Securities		5.2	36,309,545
		7.5	51,901,701
Commercial & Professional Services 0.8%
Other Securities		0.8	5,784,918
Consumer Durables & Apparel 1.1%
Other Securities		1.1	7,877,296
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.8%
McDonald's Corp.	49,840	0.7	4,735,797
Other Securities		1.1	7,398,075
		1.8	12,133,872
Diversified Financials 3.3%
Berkshire Hathaway, Inc., Class B *	40,774	0.8	5,465,347
The Charles Schwab Corp. (a)	13,004	0.1	395,062
The Goldman Sachs Group, Inc.	16,254	0.4	3,065,504
Other Securities		2.0	13,652,338
		3.3	22,578,251
Energy 13.3%
Chevron Corp.	181,258	2.1	14,680,085
ConocoPhillips	134,092	1.0	6,590,622
Exxon Mobil Corp.	394,109	4.3	29,652,761
Occidental Petroleum Corp.	43,223	0.5	3,155,711
Phillips 66	69,736	0.8	5,514,026
Schlumberger Ltd.	40,716	0.5	3,150,197
Valero Energy Corp.	64,722	0.6	3,840,603
Other Securities		3.5	24,832,297
		13.3	91,416,302
Food & Staples Retailing 4.3%
Costco Wholesale Corp.	24,403	0.5	3,417,640
CVS Health Corp.	71,534	1.1	7,325,082
Wal-Mart Stores, Inc.	144,078	1.4	9,326,169
Walgreens Boots Alliance, Inc.	47,688	0.6	4,127,396
Other Securities		0.7	5,098,438
		4.3	29,294,725
Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	63,059	0.5	3,378,701
PepsiCo, Inc.	56,322	0.8	5,234,003
Philip Morris International, Inc.	78,713	0.9	6,281,297
The Coca-Cola Co.	128,466	0.7	5,051,283
Other Securities		2.7	18,841,664
		5.6	38,786,948
Health Care Equipment & Services 6.0%
Anthem, Inc.	30,960	0.6	4,366,908
Medtronic plc	39,851	0.4	2,880,829
UnitedHealth Group, Inc.	51,897	0.9	6,004,483
Other Securities		4.1	27,940,450
		6.0	41,192,670
Household & Personal Products 2.1%
The Procter & Gamble Co.	132,128	1.4	9,337,486
Other Securities		0.7	5,264,363
		2.1	14,601,849
Insurance 3.6%
The Travelers Cos., Inc.	35,655	0.5	3,549,455
Other Securities		3.1	21,438,003
		3.6	24,987,458
24    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 3.5%
Other Securities		3.5	24,447,432
Media 3.3%
Comcast Corp., Class A	71,468	0.6	4,025,793
The Walt Disney Co.	44,829	0.7	4,567,179
Time Warner, Inc.	43,307	0.4	3,079,128
Other Securities		1.6	11,295,326
		3.3	22,967,426
Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Amgen, Inc.	24,176	0.5	3,669,433
Eli Lilly & Co.	36,932	0.4	3,041,350
Johnson & Johnson	86,469	1.2	8,126,357
Merck & Co., Inc.	95,093	0.7	5,120,758
Pfizer, Inc.	285,964	1.3	9,213,760
Other Securities		1.7	10,693,211
		5.8	39,864,869
Real Estate 1.2%
Other Securities		1.2	8,349,196
Retailing 5.5%
Lowe's Cos., Inc.	57,904	0.6	4,005,220
Target Corp.	54,201	0.6	4,211,960
The Home Depot, Inc.	51,487	0.9	5,996,176
Other Securities		3.4	23,739,254
		5.5	37,952,610
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	268,304	1.1	7,657,396
Other Securities		1.0	6,970,149
		2.1	14,627,545
Software & Services 6.9%
International Business Machines Corp.	63,883	1.4	9,447,657
Microsoft Corp.	295,543	1.9	12,862,031
Oracle Corp.	106,056	0.6	3,933,617
Other Securities		3.0	21,435,413
		6.9	47,678,718
Technology Hardware & Equipment 4.7%
Apple, Inc.	82,932	1.4	9,351,412
Cisco Systems, Inc.	212,991	0.8	5,512,207
Hewlett-Packard Co.	216,346	0.9	6,070,669
Other Securities		1.6	11,664,973
		4.7	32,599,261
Telecommunication Services 4.2%
AT&T, Inc.	544,275	2.6	18,069,930
Verizon Communications, Inc.	185,955	1.2	8,555,790
Other Securities		0.4	2,123,194
		4.2	28,748,914
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.6%
Other Securities		1.6	11,329,040
Utilities 4.3%
Other Securities		4.3	29,745,460
Total Common Stock
(Cost $736,722,324)			686,681,938

Other Investment Companies 0.3% of net assets
Money Market Fund 0.1%
Other Securities		0.1	580,860
Securities Lending Collateral 0.2%
Other Securities		0.2	1,512,178
Total Other Investment Companies
(Cost $2,093,038)			2,093,038

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $738,903,410 and the unrealized appreciation and depreciation were $11,560,225 and ($61,688,659), respectively, with a net unrealized depreciation of ($50,128,434).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,599,205. Non-cash collateral pledged to the fund for securities on loan amounted to $103,264.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	17	1,673,820	(55,525)

See financial notes    25

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$686,681,938	$—	$—	$686,681,938
Other Investment Companies[1]	2,093,038	—	—	2,093,038
Total	$688,774,976	$—	$—	$688,774,976
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($55,525)	$—	$—	($55,525)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
26    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2015; unaudited
Assets
Investments in affiliated issuers, at value (cost $387,554)		$395,062
Investments in unaffiliated issuers, at value (cost $736,915,630) including securities on loan of $1,599,205		686,867,736
Collateral invested for securities on loan, at value (cost $1,512,178)	+	1,512,178
Total investments, at value (cost $738,815,362)		688,774,976
Cash		306,552
Deposit with broker for futures contracts		165,600
Receivables:
Investments sold		5,724
Fund shares sold		16,918,747
Dividends		2,175,642
Income from securities on loan	+	4,664
Total assets		708,351,905
Liabilities
Collateral held for securities on loan		1,512,178
Payables:
Investments bought		13,863,619
Investment adviser fees		40,955
Fund shares redeemed		2,824,319
Variation margin on futures contracts	+	17,425
Total liabilities		18,258,496
Net Assets
Total assets		708,351,905
Total liabilities	–	18,258,496
Net assets		$690,093,409
Net Assets by Source
Capital received from investors		727,347,586
Net investment income not yet distributed		2,889,110
Net realized capital gains		9,952,624
Net unrealized capital depreciation		(50,095,911)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$690,093,409		24,550,001		$28.11

See financial notes    27

Schwab Fundamental U.S. Large Company Index ETF
Statement of
Operations
For the period March 1, 2015 through August 31, 2015; unaudited
Investment Income
Dividends received from affiliated issuer		$1,375
Dividends received from unaffiliated issuers (net of foreign withholding tax of $1,809)		7,363,070
Securities on loan	+	20,054
Total investment income		7,384,499
Expenses
Investment adviser fees		944,499
Total expenses	–	944,499
Net investment income		6,440,000
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		13,616
Net realized losses on unaffiliated investments		(355,347)
Net realized gains on in-kind redemptions		10,557,683
Net realized losses on futures contracts	+	(100,059)
Net realized gains		10,115,893
Net change in unrealized appreciation (depreciation) on affiliated issuer		(16,351)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(70,952,959)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(55,377)
Net change in unrealized appreciation (depreciation)	+	(71,024,687)
Net realized and unrealized losses		(60,908,794)
Decrease in net assets resulting from operations		($54,468,794)
28    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/15-8/31/15		3/1/14-2/28/15
Net investment income		$6,440,000	$3,875,641
Net realized gains		10,115,893	1,653,873
Net change in unrealized appreciation (depreciation)	+	(71,024,687)	17,970,076
Increase (decrease) in net assets resulting from operations		(54,468,794)	23,499,590
Distributions to Shareholders
Distributions from net investment income		($4,815,930)	($2,790,460)

Transactions in Fund Shares
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,650,000	$531,090,439	8,700,000	$253,334,704
Shares redeemed	+	(4,100,000)	(117,755,726)	(350,000)	(10,258,984)
Net transactions in fund shares		13,550,000	$413,334,713	8,350,000	$243,075,720
Shares Outstanding and Net Assets
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,000,001	$336,043,420	2,650,001	$72,258,570
Total increase	+	13,550,000	354,049,989	8,350,000	263,784,850
End of period		24,550,001	$690,093,409	11,000,001	$336,043,420
Net investment income not yet distributed			$2,889,110		$1,265,040
See financial notes    29

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/15– 8/31/15*	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data ($)
Net asset value at beginning of period	30.68	28.44	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.21 [2]	0.34	0.12
Net realized and unrealized gains (losses)	(2.21)	2.22	3.41
Total from investment operations	(2.00)	2.56	3.53
Less distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.09)
Net asset value at end of period	28.52	30.68	28.44
Total return (%)	(6.54) [3]	9.06	14.14 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.32 [4]	0.32	0.32 [4]
Net investment income (loss)	1.40 [4]	1.32	1.16 [4]
Portfolio turnover rate[5]	15 [3]	22	9 [3]
Net assets, end of period ($ x 1,000)	413,512	187,141	55,465

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
30    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	442,086,639	412,967,310
0.0%	Rights	14,969	14,969
1.9%	Other Investment Companies	8,019,751	8,019,751
101.8%	Total Investments	450,121,359	421,002,030
(1.8%)	Other Assets and Liabilities, Net		(7,490,273)
100.0%	Net Assets		413,511,757

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.0%
Other Securities		1.0	4,303,230
Banks 5.2%
Zions Bancorp	41,869	0.3	1,214,201
Other Securities		4.9	20,446,446
		5.2	21,660,647
Capital Goods 12.1%
Acuity Brands, Inc.	5,066	0.2	987,211
Lennox International, Inc.	10,489	0.3	1,238,122
Masco Corp.	52,046	0.3	1,365,167
Orbital ATK, Inc.	15,527	0.3	1,175,549
Spirit AeroSystems Holdings, Inc., Class A *	20,279	0.3	1,036,460
WABCO Holdings, Inc. *	8,471	0.2	976,876
Other Securities		10.5	43,258,692
		12.1	50,038,077
Commercial & Professional Services 5.2%
ABM Industries, Inc.	32,758	0.3	1,048,584
Copart, Inc. *	30,275	0.3	1,060,231
Other Securities		4.6	19,226,888
		5.2	21,335,703
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 3.6%
D.R. Horton, Inc.	45,539	0.3	1,383,019
Harman International Industries, Inc.	10,155	0.2	992,550
Other Securities		3.1	12,674,628
		3.6	15,050,197
Consumer Services 4.6%
Service Corp. International	47,928	0.3	1,421,065
Other Securities		4.3	17,421,538
		4.6	18,842,603
Diversified Financials 3.6%
E*TRADE Financial Corp. *	43,907	0.3	1,154,315
Federated Investors, Inc., Class B	31,631	0.2	980,561
SEI Investments Co.	21,917	0.3	1,108,562
Other Securities		2.8	11,596,167
		3.6	14,839,605
Energy 5.1%
McDermott International, Inc. *	229,368	0.3	1,165,189
SEACOR Holdings, Inc. *	17,129	0.3	1,104,992
Western Refining, Inc.	28,942	0.3	1,245,085
WPX Energy, Inc. *	148,458	0.3	1,085,228
Other Securities		3.9	16,304,367
		5.1	20,904,861
Food & Staples Retailing 1.0%
SUPERVALU, Inc. *	127,284	0.3	1,048,820
Other Securities		0.7	3,049,238
		1.0	4,098,058
Food, Beverage & Tobacco 2.6%
Flowers Foods, Inc.	43,229	0.2	1,003,345
Universal Corp.	21,556	0.3	1,060,771
Other Securities		2.1	8,587,893
		2.6	10,652,009
Health Care Equipment & Services 5.0%
MEDNAX, Inc. *	12,959	0.3	1,043,848
Other Securities		4.7	19,819,582
		5.0	20,863,430
Household & Personal Products 0.4%
Other Securities		0.4	1,730,981
Insurance 4.0%
Allied World Assurance Co. Holdings AG	24,141	0.2	964,192
Aspen Insurance Holdings Ltd.	21,614	0.2	992,299
CNO Financial Group, Inc.	60,425	0.3	1,081,003
Endurance Specialty Holdings Ltd.	22,826	0.4	1,455,157
StanCorp Financial Group, Inc.	11,962	0.3	1,360,199
Other Securities		2.6	10,585,152
		4.0	16,438,002
See financial notes    31

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 5.7%
Crown Holdings, Inc. *	22,272	0.3	1,104,023
Martin Marietta Materials, Inc.	7,123	0.3	1,195,239
Sealed Air Corp.	34,149	0.4	1,756,966
Other Securities		4.7	19,565,585
		5.7	23,621,813
Media 1.9%
Other Securities		1.9	8,010,790
Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Endo International plc *	15,527	0.3	1,195,579
Other Securities		2.0	8,304,339
		2.3	9,499,918
Real Estate 9.5%
Apartment Investment & Management Co., Class A	27,608	0.2	994,716
Jones Lang LaSalle, Inc.	6,778	0.2	1,009,041
Rayonier, Inc.	44,032	0.2	1,012,736
UDR, Inc.	30,300	0.2	978,690
Other Securities		8.7	35,163,171
		9.5	39,158,354
Retailing 5.7%
GNC Holdings, Inc., Class A	21,541	0.2	1,008,119
Group 1 Automotive, Inc.	12,051	0.3	1,053,257
Netflix, Inc. *	12,404	0.3	1,426,832
Sears Holdings Corp. *(d)	53,676	0.3	1,432,076
The Men's Wearhouse, Inc.	19,972	0.3	1,127,419
Other Securities		4.3	17,450,359
		5.7	23,498,062
Semiconductors & Semiconductor Equipment 2.9%
Other Securities		2.9	11,795,937
Software & Services 5.6%
Convergys Corp.	49,740	0.3	1,124,124
EarthLink Holdings Corp.	123,121	0.2	1,032,985
Science Applications International Corp.	21,885	0.3	1,067,331
VeriSign, Inc. *	17,114	0.3	1,179,839
Other Securities		4.5	18,745,797
		5.6	23,150,076
Technology Hardware & Equipment 4.6%
F5 Networks, Inc. *	7,982	0.2	969,095
Other Securities		4.4	18,249,143
		4.6	19,218,238
Telecommunication Services 1.1%
Level 3 Communications, Inc. *	21,814	0.2	975,740
Other Securities		0.9	3,753,944
		1.1	4,729,684
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 3.2%
SkyWest, Inc.	78,646	0.3	1,250,471
Other Securities		2.9	11,863,509
		3.2	13,113,980
Utilities 4.0%
WGL Holdings, Inc.	17,729	0.2	960,912
Other Securities		3.8	15,452,143
		4.0	16,413,055
Total Common Stock
(Cost $442,086,639)			412,967,310

Rights 0.0% of net assets
Telecommunication Services 0.0%
Other Securities		0.0	14,969
Total Rights
(Cost $14,969)			14,969

Other Investment Companies 1.9% of net assets
Money Market Fund 0.2%
Other Securities		0.2	923,861
Securities Lending Collateral 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)		1.7	7,095,890
Total Other Investment Companies
(Cost $8,019,751)			8,019,751

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $450,152,866 and the unrealized appreciation and depreciation were $12,067,277 and ($41,218,113), respectively, with a net unrealized depreciation of ($29,150,836).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $14,969 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $6,774,318. Non-cash collateral pledged to the fund for securities on loan amounted to $10,965.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
32    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 09/18/15	1	115,750	2,958

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$412,967,310	$—	$—	$412,967,310
Rights [1]	—	—	14,969	14,969
Other Investment Companies[1]	8,019,751	—	—	8,019,751
Total	$420,987,061	$—	$14,969	$421,002,030
Other Financial Instruments
Futures Contracts[2]	$2,958	$—	$—	$2,958
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Rights	$14,969	$—	$—	$—	$—	$—	$—	$14,969
Total	$14,969	$—	$—	$—	$—	$—	$—	$14,969
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    33

Schwab Fundamental U.S. Small Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2015; unaudited
Assets
Investments, at value (cost $443,025,469) including securities on loan of $6,774,318		$413,906,140
Collateral invested for securities on loan, at value (cost $7,095,890)	+	7,095,890
Total investments, at value (cost $450,121,359)		421,002,030
Deposit with broker for futures contracts		40,800
Receivables:
Investments sold		7,738
Fund shares sold		4,289,020
Dividends		440,429
Income from securities on loan	+	31,655
Total assets		425,811,672
Liabilities
Collateral held for securities on loan		7,095,890
Payables:
Investments bought		5,178,653
Investment adviser fees		24,722
Variation margin on futures contracts	+	650
Total liabilities		12,299,915
Net Assets
Total assets		425,811,672
Total liabilities	–	12,299,915
Net assets		$413,511,757
Net Assets by Source
Capital received from investors		436,653,217
Net investment income not yet distributed		923,088
Net realized capital gains		5,051,823
Net unrealized capital depreciation		(29,116,371)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$413,511,757		14,500,001		$28.52

34    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of
Operations
For the period March 1, 2015 through August 31, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $900)		$2,882,665
Securities on loan	+	153,383
Total investment income		3,036,048
Expenses
Investment adviser fees		565,828
Total expenses	–	565,828
Net investment income		2,470,220
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(4,316,661)
Net realized gains on in-kind redemptions		9,611,251
Net realized losses on futures contracts		(57,945)
Net realized losses on foreign currency transactions	+	(22)
Net realized gains		5,236,623
Net change in unrealized appreciation (depreciation) on investments		(41,986,716)
Net change in unrealized appreciation (depreciation) on futures contracts		3,025
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	4
Net change in unrealized appreciation (depreciation)	+	(41,983,687)
Net realized and unrealized losses		(36,747,064)
Decrease in net assets resulting from operations		($34,276,844)
See financial notes    35

Schwab Fundamental U.S. Small Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/15-8/31/15		3/1/14-2/28/15
Net investment income		$2,470,220	$1,309,944
Net realized gains		5,236,623	1,015,667
Net change in unrealized appreciation (depreciation)	+	(41,983,687)	9,506,145
Increase (decrease) in net assets resulting from operations		(34,276,844)	11,831,756
Distributions to Shareholders
Distributions from net investment income		($1,794,435)	($1,067,580)

Transactions in Fund Shares
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,000,000	$338,181,256	4,550,000	$132,596,467
Shares redeemed	+	(2,600,000)	(75,739,658)	(400,000)	(11,684,208)
Net transactions in fund shares		8,400,000	$262,441,598	4,150,000	$120,912,259
Shares Outstanding and Net Assets
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,100,001	$187,141,438	1,950,001	$55,465,003
Total increase	+	8,400,000	226,370,319	4,150,000	131,676,435
End of period		14,500,001	$413,511,757	6,100,001	$187,141,438
Net investment income not yet distributed			$923,088		$247,303
36    See financial notes

Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/15– 8/31/15*	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data ($)
Net asset value at beginning of period	27.17	28.26	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.50 [2]	0.30	0.36
Net realized and unrealized gains (losses)	(2.58)	(0.92) [3]	3.04
Total from investment operations	(2.08)	(0.62)	3.40
Less distributions:
Distributions from net investment income	—	(0.47)	(0.14)
Net asset value at end of period	25.09	27.17	28.26
Total return (%)	(7.66) [4]	(2.11)	13.60 [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.32 [5]	0.32	0.32 [5]
Net investment income (loss)	3.70 [5]	2.50	4.00 [5]
Portfolio turnover rate[6]	5 [4]	11	8 [4]
Net assets, end of period ($ x 1,000)	699,997	290,670	62,164

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    37

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	753,063,762	692,719,251
0.4%	Preferred Stock	3,713,046	3,078,011
0.0%	Rights	—	5,499
0.4%	Other Investment Companies	2,961,888	2,961,888
99.8%	Total Investments	759,738,696	698,764,649
0.2%	Other Assets and Liabilities, Net		1,232,392
100.0%	Net Assets		699,997,041

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.0% of net assets
Australia 4.9%
BHP Billiton Ltd.	226,015	0.6	4,034,674
Commonwealth Bank of Australia	54,043	0.4	2,876,599
Westpac Banking Corp.	120,631	0.4	2,659,713
Other Securities		3.5	24,570,669
		4.9	34,141,655
Austria 0.4%
Other Securities		0.4	2,611,476
Belgium 1.0%
Other Securities		1.0	6,935,670
Canada 5.9%
Royal Bank of Canada	48,323	0.4	2,663,667
Other Securities		5.5	38,489,129
		5.9	41,152,796
Denmark 0.8%
Other Securities		0.8	5,967,300
Finland 1.0%
Other Securities		1.0	6,807,681
Security	Number of Shares	% of Net Assets	Value ($)
France 11.1%
AXA S.A.	113,923	0.4	2,868,949
BNP Paribas S.A.	70,523	0.6	4,446,511
Compagnie de Saint-Gobain	61,683	0.4	2,831,328
Engie	217,373	0.6	3,893,409
Orange S.A.	346,239	0.8	5,466,366
Sanofi	60,015	0.8	5,929,149
Total S.A.	261,445	1.7	11,953,785
Vivendi S.A.	132,874	0.5	3,282,176
Other Securities		5.3	36,860,859
		11.1	77,532,532
Germany 8.4%
Allianz SE - Reg'd	23,717	0.5	3,780,278
BASF SE	65,725	0.8	5,289,172
Bayer AG - Reg'd	27,074	0.5	3,669,188
Daimler AG - Reg'd	61,382	0.7	4,928,668
Deutsche Telekom AG - Reg'd	308,699	0.8	5,273,202
E.ON SE	357,128	0.6	4,043,635
Siemens AG - Reg'd	45,576	0.6	4,517,466
Other Securities		3.9	27,449,637
		8.4	58,951,246
Hong Kong 0.9%
Other Securities		0.9	6,217,120
Ireland 0.7%
Other Securities		0.7	4,767,989
Israel 0.5%
Other Securities		0.5	3,392,290
Italy 3.9%
Enel S.p.A.	927,420	0.6	4,173,322
Eni S.p.A.	420,774	1.0	6,897,710
Intesa Sanpaolo S.p.A.	851,529	0.4	3,104,765
UniCredit S.p.A.	489,820	0.5	3,199,755
Other Securities		1.4	10,089,002
		3.9	27,464,554
Japan 22.9%
Canon, Inc.	89,399	0.4	2,734,679
Honda Motor Co., Ltd.	122,333	0.6	3,860,225
KDDI Corp.	115,893	0.4	2,886,208
Mitsubishi UFJ Financial Group, Inc.	512,914	0.5	3,386,413
Nippon Telegraph & Telephone Corp.	109,213	0.6	4,172,146
Sumitomo Mitsui Financial Group, Inc.	64,760	0.4	2,652,710
Tokyo Electric Power Co., Inc. *	394,675	0.4	2,703,142
Toyota Motor Corp.	104,202	0.9	6,184,105
Other Securities		18.7	131,505,479
		22.9	160,085,107
Luxembourg 0.4%
Other Securities		0.4	2,998,417
38    See financial notes

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 5.3%
Royal Dutch Shell plc, A Shares	498,510	1.9	13,003,749
Royal Dutch Shell plc, B Shares	309,874	1.2	8,132,945
Other Securities		2.2	15,854,278
		5.3	36,990,972
New Zealand 0.1%
Other Securities		0.1	892,579
Norway 0.8%
Statoil A.S.A.	181,306	0.4	2,678,904
Other Securities		0.4	3,127,890
		0.8	5,806,794
Portugal 0.2%
Other Securities		0.2	1,614,696
Singapore 0.8%
Other Securities		0.8	5,386,166
Spain 4.3%
Banco Bilbao Vizcaya Argentaria S.A.	366,382	0.5	3,392,217
Banco Santander S.A.	1,234,891	1.1	7,554,974
Iberdrola S.A.	409,860	0.4	2,780,747
Telefonica S.A.	553,817	1.1	7,812,747
Other Securities		1.2	8,327,713
		4.3	29,868,398
Sweden 2.3%
Other Securities		2.3	16,030,327
Switzerland 5.6%
Nestle S.A. - Reg'd	107,815	1.1	7,949,133
Novartis AG - Reg'd	68,269	1.0	6,685,357
Roche Holding AG	17,791	0.7	4,856,858
Other Securities		2.8	20,069,666
		5.6	39,561,014
United Kingdom 16.8%
AstraZeneca plc	78,463	0.7	4,971,855
Barclays plc	995,036	0.6	4,001,141
BP plc	2,609,627	2.1	14,469,052
British American Tobacco plc	74,640	0.6	3,993,764
GlaxoSmithKline plc	276,095	0.8	5,692,221
HSBC Holdings plc	1,006,299	1.1	8,027,858
Rio Tinto plc	81,830	0.4	3,005,407
Tesco plc	1,277,738	0.5	3,760,336
Vodafone Group plc	2,070,499	1.0	7,219,098
Other Securities		9.0	62,401,740
		16.8	117,542,472
Total Common Stock
(Cost $753,063,762)			692,719,251

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.4% of net assets
Germany 0.4%
Other Securities		0.4	2,858,047
Italy 0.0%
Other Securities		0.0	219,964
Total Preferred Stock
(Cost $3,713,046)			3,078,011

Rights 0.0% of net assets
Australia 0.0%
Other Securities		0.0	5,499
Total Rights
(Cost $—)			5,499

Other Investment Companies 0.4% of net assets
United States 0.4%
Money Market Fund 0.2%
Other Securities		0.2	1,615,091
Securities Lending Collateral 0.2%
Other Securities		0.2	1,346,797
Total Other Investment Companies
(Cost $2,961,888)			2,961,888

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $759,828,882 and the unrealized appreciation and depreciation were $15,396,008 and ($76,460,241), respectively, with a net unrealized depreciation of ($61,064,233).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,548,083. Non-cash collateral pledged to the fund for securities on loan amounted to $265,345.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
See financial notes    39

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	20	1,732,700	(91,161)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$692,719,251	$—	$—	$692,719,251
Preferred Stock[1]	3,078,011	—	—	3,078,011
Rights [1]	5,499	—	—	5,499
Other Investment Companies[1]	2,961,888	—	—	2,961,888
Total	$698,764,649	$—	$—	$698,764,649
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($91,161)	$—	$—	($91,161)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Common Stock
Netherlands	$29,564	($808)	($4,053)	$—	($24,703)	$—	$—	$—
Total	$29,564	($808)	($4,053)	$—	($24,703)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
40    See financial notes

Schwab Fundamental International Large Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2015; unaudited
Assets
Investments, at value (cost $758,391,899) including securities on loan of $1,548,083		$697,417,852
Collateral invested for securities on loan, at value (cost $1,346,797)	+	1,346,797
Total investments, at value (cost $759,738,696)		698,764,649
Deposit with broker for futures contracts		79,200
Foreign currency, at value (cost $386,869)		381,143
Receivables:
Dividends		1,938,346
Foreign tax reclaims		233,499
Income from securities on loan	+	963
Total assets		701,397,800
Liabilities
Collateral held for securities on loan		1,346,797
Payables:
Investment adviser fees		42,362
Variation margin on futures contracts	+	11,600
Total liabilities		1,400,759
Net Assets
Total assets		701,397,800
Total liabilities	–	1,400,759
Net assets		$699,997,041
Net Assets by Source
Capital received from investors		753,533,311
Net investment income not yet distributed		10,767,870
Net realized capital losses		(3,218,195)
Net unrealized capital depreciation		(61,085,945)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$699,997,041		27,900,001		$25.09

See financial notes    41

Schwab Fundamental International Large Company Index ETF
Statement of
Operations
For the period March 1, 2015 through August 31, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,040,324)		$11,026,306
Securities on loan	+	83,537
Total investment income		11,109,843
Expenses
Investment adviser fees		884,400
Total expenses	–	884,400
Net investment income		10,225,443
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,708,407)
Net realized gains on futures contracts		69,818
Net realized losses on foreign currency transactions	+	(64,748)
Net realized losses		(1,703,337)
Net change in unrealized appreciation (depreciation) on investments		(66,010,263)
Net change in unrealized appreciation (depreciation) on futures contracts		(93,932)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(15,327)
Net change in unrealized appreciation (depreciation)	+	(66,119,522)
Net realized and unrealized losses		(67,822,859)
Decrease in net assets resulting from operations		($57,597,416)
42    See financial notes

Schwab Fundamental International Large Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/15-8/31/15		3/1/14-2/28/15
Net investment income		$10,225,443	$3,605,434
Net realized losses		(1,703,337)	(1,488,508)
Net change in unrealized appreciation (depreciation)	+	(66,119,522)	2,252,137
Increase (decrease) in net assets resulting from operations		(57,597,416)	4,369,063
Distributions to Shareholders
Distributions from net investment income		($—)	($3,534,000)

Transactions in Fund Shares
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,200,000	$466,924,214	8,500,000	$227,670,907
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		17,200,000	$466,924,214	8,500,000	$227,670,907
Shares Outstanding and Net Assets
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,700,001	$290,670,243	2,200,001	$62,164,273
Total increase	+	17,200,000	409,326,798	8,500,000	228,505,970
End of period		27,900,001	$699,997,041	10,700,001	$290,670,243
Net investment income not yet distributed			$10,767,870		$542,427
See financial notes    43

Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/15– 8/31/15*	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data ($)
Net asset value at beginning of period	27.22	27.75	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.28 [2]	0.41	0.15
Net realized and unrealized gains (losses)	(1.05)	(0.53) [3]	2.78
Total from investment operations	(0.77)	(0.12)	2.93
Less distributions:
Distributions from net investment income	—	(0.41)	(0.18)
Net asset value at end of period	26.45	27.22	27.75
Total return (%)	(2.83) [4]	(0.32)	11.73 [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.46 [5]	0.46	0.46 [5]
Net investment income (loss)	2.03 [5]	1.73	1.09 [5]
Portfolio turnover rate[6]	13 [4]	21	18 [4]
Net assets, end of period ($ x 1,000)	312,111	68,046	24,977

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
44    See financial notes

Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	324,181,328	310,023,650
0.3%	Preferred Stock	958,756	924,869
0.8%	Other Investment Companies	2,357,250	2,348,544
100.4%	Total Investments	327,497,334	313,297,063
(0.4%)	Other Assets and Liabilities, Net		(1,186,015)
100.0%	Net Assets		312,111,048

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets
Australia 4.9%
Other Securities		4.9	15,344,456
Austria 1.0%
Wienerberger AG	32,749	0.2	582,353
Other Securities		0.8	2,495,616
		1.0	3,077,969
Belgium 1.1%
Bekaert N.V.	22,350	0.2	647,867
Other Securities		0.9	2,777,148
		1.1	3,425,015
Canada 6.9%
Other Securities		6.9	21,609,435
Denmark 1.6%
Other Securities		1.6	5,088,058
Finland 1.7%
Huhtamaki Oyj	17,673	0.2	574,473
Other Securities		1.5	4,815,789
		1.7	5,390,262
Security	Number of Shares	% of Net Assets	Value ($)
France 4.4%
Societe BIC S.A.	3,542	0.2	561,388
Other Securities		4.2	13,027,409
		4.4	13,588,797
Germany 3.4%
Telefonica Deutschland Holding AG	101,376	0.2	616,008
Other Securities		3.2	9,968,381
		3.4	10,584,389
Hong Kong 2.1%
Other Securities		2.1	6,678,790
Ireland 0.8%
Other Securities		0.8	2,407,638
Israel 1.0%
Other Securities		1.0	3,051,023
Italy 3.0%
Banca Popolare di Milano Scarl	645,528	0.2	684,616
Italcementi S.p.A.	55,246	0.2	617,174
Other Securities		2.6	7,936,826
		3.0	9,238,616
Japan 41.0%
Alps Electric Co., Ltd.	23,528	0.2	738,739
Aoyama Trading Co., Ltd.	15,598	0.2	583,067
Autobacs Seven Co., Ltd.	34,064	0.2	627,114
Calsonic Kansei Corp.	78,540	0.2	549,589
Credit Saison Co., Ltd.	28,566	0.2	572,805
Dena Co., Ltd.	34,779	0.2	635,972
Don Quijote Holdings Co., Ltd.	15,027	0.2	584,042
FamilyMart Co., Ltd.	11,718	0.2	543,427
Fujikura Ltd.	127,809	0.2	633,851
Fukuoka Financial Group, Inc.	111,779	0.2	556,197
IT Holdings Corp.	31,039	0.2	728,175
Kikkoman Corp.	22,553	0.2	726,736
Koito Manufacturing Co., Ltd.	16,408	0.2	563,249
Matsumotokiyoshi Holdings Co., Ltd.	14,589	0.2	701,851
Megmilk Snow Brand Co., Ltd.	32,156	0.2	610,827
Morinaga Milk Industry Co., Ltd.	136,117	0.2	661,574
NGK Insulators Ltd.	24,011	0.2	541,503
Nichirei Corp.	108,488	0.2	664,258
Otsuka Corp.	11,465	0.2	605,487
Ryohin Keikaku Co., Ltd.	3,202	0.2	712,348
Santen Pharmaceutical Co., Ltd.	39,008	0.2	609,978
Shimadzu Corp.	38,867	0.2	572,493
Sohgo Security Services Co., Ltd.	14,472	0.2	632,930
Toho Holdings Co., Ltd.	27,991	0.2	616,248
Toyota Boshoku Corp.	36,844	0.2	614,751
Tsuruha Holdings, Inc.	7,460	0.2	606,970
Valor Co., Ltd.	22,900	0.2	644,378
Other Securities		35.6	111,184,803
		41.0	128,023,362
Luxembourg 0.6%
Other Securities		0.6	1,722,439
See financial notes    45

Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 2.1%
Koninklijke BAM Groep N.V. *	171,573	0.3	949,318
Other Securities		1.8	5,517,192
		2.1	6,466,510
New Zealand 0.7%
Other Securities		0.7	2,315,416
Norway 0.9%
Other Securities		0.9	2,915,026
Portugal 0.3%
Other Securities		0.3	1,078,253
Singapore 1.4%
Other Securities		1.4	4,360,091
Spain 2.2%
Gamesa Corp. Tecnologica S.A.	37,573	0.2	565,410
Other Securities		2.0	6,368,561
		2.2	6,933,971
Sweden 2.2%
Other Securities		2.2	6,791,500
Switzerland 2.8%
Galenica AG - Reg'd	441	0.2	567,297
Other Securities		2.6	8,234,591
		2.8	8,801,888
United Kingdom 13.2%
Cable & Wireless Communications plc	691,726	0.2	638,325
Debenhams plc	473,378	0.2	551,138
Greene King plc	54,467	0.2	687,754
Hammerson plc	58,066	0.2	560,839
Hays plc	243,342	0.2	597,693
London Stock Exchange Group plc	14,347	0.2	556,055
National Express Group plc	136,325	0.2	620,617
Provident Financial plc	13,156	0.2	596,901
Segro plc	85,456	0.2	551,486
SIG plc	189,289	0.2	546,736
The British Land Co. plc	49,133	0.2	619,646
Other Securities		11.0	34,603,556
		13.2	41,130,746
Total Common Stock
(Cost $324,181,328)			310,023,650

Preferred Stock 0.3% of net assets
Germany 0.2%
Other Securities		0.2	763,601
Security	Number of Shares	% of Net Assets	Value ($)
Sweden 0.1%
Other Securities		0.1	161,268
Total Preferred Stock
(Cost $958,756)			924,869

Other Investment Companies 0.8% of net assets
United States 0.8%
Equity Fund 0.2%
iShares MSCI EAFE Small-Cap ETF	14,000	0.2	686,840
Money Market Fund 0.1%
Other Securities		0.1	141,362
Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)		0.5	1,520,342
Total Other Investment Companies
(Cost $2,357,250)			2,348,544

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $327,520,607 and the unrealized appreciation and depreciation were $13,068,732 and ($27,292,276), respectively, with a net unrealized depreciation of ($14,223,544).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,438,877. Non-cash collateral pledged to the fund for securities on loan amounted to $50,359.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $160,836 or 0.1% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $97,855 or 0.0% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust

46    See financial notes

Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$305,663,559	$—	$—	$305,663,559
Singapore [1]	3,478,919	—	—	3,478,919
Capital Goods	783,317	—	97,855	881,172
Preferred Stock[1]	924,869	—	—	924,869
Other Investment Companies[1]	2,348,544	—	—	2,348,544
Total	$313,199,208	$—	$97,855	$313,297,063
[1]	As categorized in the complete schedule of portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Common Stock
Singapore	$—	$—	($36,760)	$114,543	$—	$20,072	$—	$97,855
Rights	1,854	1,722	(1,854)	—	(1,722)	—	—	—
Total	$1,854	$1,722	($38,614)	$114,543	($1,722)	$20,072	$—	$97,855
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at August 31, 2015 was ($36,760).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended August 31, 2015.
See financial notes    47

Schwab Fundamental International Small Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2015; unaudited
Assets
Investments, at value (cost $325,976,992) including securities on loan of $1,438,877		$311,776,721
Collateral invested for securities on loan, at value (cost $1,520,342)	+	1,520,342
Total investments, at value (cost $327,497,334)		313,297,063
Foreign currency, at value (cost $104,886)		104,403
Receivables:
Investments sold		47
Dividends		411,896
Foreign tax reclaims		37,854
Income from securities on loan	+	4,588
Total assets		313,855,851
Liabilities
Collateral held for securities on loan		1,520,342
Payables:
Investments bought		197,419
Investment adviser fees	+	27,042
Total liabilities		1,744,803
Net Assets
Total assets		313,855,851
Total liabilities	–	1,744,803
Net assets		$312,111,048
Net Assets by Source
Capital received from investors		325,440,826
Net investment income not yet distributed		2,108,688
Net realized capital losses		(1,234,958)
Net unrealized capital depreciation		(14,203,508)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$312,111,048		11,800,001		$26.45

48    See financial notes

Schwab Fundamental International Small Company Index ETF
Statement of
Operations
For the period March 1, 2015 through August 31, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $265,505)		$2,643,541
Securities on loan	+	25,076
Total investment income		2,668,617
Expenses
Investment adviser fees		492,504
Total expenses	–	492,504
Net investment income		2,176,113
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,734,897)
Net realized gains on in-kind redemptions		913,079
Net realized losses on futures contracts		(23,523)
Net realized losses on foreign currency transactions	+	(18,705)
Net realized losses		(864,046)
Net change in unrealized appreciation (depreciation) on investments		(16,158,920)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(2,918)
Net change in unrealized appreciation (depreciation)	+	(16,161,838)
Net realized and unrealized losses		(17,025,884)
Decrease in net assets resulting from operations		($14,849,771)
See financial notes    49

Schwab Fundamental International Small Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/15-8/31/15		3/1/14-2/28/15
Net investment income		$2,176,113	$657,000
Net realized gains (losses)		(864,046)	41,533
Net change in unrealized appreciation (depreciation)	+	(16,161,838)	594,456
Increase (decrease) in net assets resulting from operations		(14,849,771)	1,292,989
Distributions to Shareholders
Distributions from net investment income		($—)	($704,650)

Transactions in Fund Shares
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,600,000	$267,391,791	1,700,000	$45,347,254
Shares redeemed	+	(300,000)	(8,476,621)	(100,000)	(2,866,746)
Net transactions in fund shares		9,300,000	$258,915,170	1,600,000	$42,480,508
Shares Outstanding and Net Assets
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,500,001	$68,045,649	900,001	$24,976,802
Total increase	+	9,300,000	244,065,399	1,600,000	43,068,847
End of period		11,800,001	$312,111,048	2,500,001	$68,045,649
Net investment income not yet distributed/Distributions in excess of net investment income			$2,108,688		($67,425)
50    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/15– 8/31/15*	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data ($)
Net asset value at beginning of period	24.16	24.98	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.48 [2]	0.37	0.12
Net realized and unrealized gains (losses)	(4.71)	(0.87)	(0.00) [3]
Total from investment operations	(4.23)	(0.50)	0.12
Less distributions:
Distributions from net investment income	—	(0.32)	(0.14)
Net asset value at end of period	19.93	24.16	24.98
Total return (%)	(17.51) [4]	(1.98)	0.45 [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.46 [5]	0.46	0.46 [5]
Net investment income (loss)	4.12 [5]	2.20	1.01 [5]
Portfolio turnover rate[6]	10 [4]	13	6 [4]
Net assets, end of period ($ x 1,000)	267,078	96,642	22,482

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    51

Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
89.3%	Common Stock	285,248,224	238,619,586
8.7%	Preferred Stock	32,907,918	23,130,982
2.0%	Other Investment Companies	5,867,245	5,460,380
100.0%	Total Investments	324,023,387	267,210,948
(0.0%)	Other Assets and Liabilities, Net		(133,041)
100.0%	Net Assets		267,077,907

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 89.3% of net assets
Brazil 6.1%
Ambev S.A.	319,565	0.6	1,674,925
Banco do Brasil S.A.	282,226	0.5	1,381,588
Petroleo Brasileiro S.A. *	1,161,884	1.3	3,387,798
Vale S.A.	541,440	1.0	2,663,904
Other Securities		2.7	7,185,778
		6.1	16,293,993
Chile 0.9%
Other Securities		0.9	2,285,158
China 17.0%
Bank of China Ltd., H Shares	8,287,132	1.4	3,785,324
China Construction Bank Corp., H Shares	8,344,528	2.2	5,868,050
China Mobile Ltd.	536,326	2.4	6,498,153
China Petroleum & Chemical Corp., H Shares	6,354,840	1.6	4,231,066
CNOOC Ltd.	2,222,478	1.0	2,755,855
Industrial & Commercial Bank of China Ltd., H Shares	7,921,499	1.8	4,681,320
PetroChina Co., Ltd., H Shares	3,258,477	1.0	2,707,672
Other Securities		5.6	14,888,287
		17.0	45,415,727
Colombia 0.3%
Other Securities		0.3	807,215
Security	Number of Shares	% of Net Assets	Value ($)
Czech Republic 0.3%
Other Securities		0.3	893,057
Greece 0.5%
Other Securities		0.5	1,443,994
Hungary 0.7%
Other Securities		0.7	1,770,599
India 2.5%
Infosys Ltd. ADR	95,452	0.6	1,637,002
Reliance Industries Ltd. GDR (a)	106,091	1.0	2,768,975
Other Securities		0.9	2,115,421
		2.5	6,521,398
Indonesia 1.2%
Other Securities		1.2	3,230,195
Malaysia 1.9%
Other Securities		1.9	5,164,759
Mexico 3.9%
America Movil S.A.B. de C.V., Series L	3,449,400	1.2	3,138,995
Other Securities		2.7	7,346,870
		3.9	10,485,865
Peru 0.1%
Other Securities		0.1	338,958
Philippines 0.2%
Other Securities		0.2	534,685
Poland 2.7%
Polski Koncern Naftowy Orlen S.A.	131,207	1.0	2,567,695
Other Securities		1.7	4,491,305
		2.7	7,059,000
Republic of Korea 16.9%
Hyundai Mobis Co., Ltd.	7,597	0.5	1,326,384
Hyundai Motor Co.	21,935	1.0	2,763,319
Kia Motors Corp.	42,152	0.6	1,735,618
Korea Electric Power Corp.	33,255	0.5	1,349,601
LG Chem Ltd.	6,738	0.5	1,333,073
LG Corp.	29,140	0.5	1,433,902
LG Electronics, Inc.	34,995	0.5	1,316,658
POSCO	15,901	1.0	2,554,377
Samsung Electronics Co., Ltd.	11,539	4.0	10,624,368
Shinhan Financial Group Co., Ltd.	45,188	0.6	1,511,042
SK Holdings Co., Ltd.	13,847	1.2	3,161,014
SK Innovation Co., Ltd. *	27,741	0.9	2,343,121
Other Securities		5.1	13,726,840
		16.9	45,179,317
Russia 12.5%
Gazprom PAO	5,535,731	4.6	12,295,263
LUKOIL PJSC *	202,029	2.9	7,663,900
MMC Norilsk Nickel PJSC *	8,374	0.5	1,326,511
52    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Surgutneftegas OAO *	6,827,613	1.3	3,509,489
Tatneft PAO *	367,039	0.7	1,776,882
Other Securities		2.5	6,814,857
		12.5	33,386,902
South Africa 6.6%
MTN Group Ltd.	195,405	1.0	2,607,070
Sasol Ltd.	103,486	1.2	3,315,094
Standard Bank Group Ltd.	126,771	0.5	1,396,519
Other Securities		3.9	10,309,546
		6.6	17,628,229
Taiwan 12.2%
Asustek Computer, Inc.	136,176	0.5	1,238,877
Chunghwa Telecom Co., Ltd.	507,764	0.6	1,541,894
Formosa Chemicals & Fibre Corp.	563,882	0.5	1,206,239
Formosa Plastics Corp.	531,704	0.4	1,171,723
Hon Hai Precision Industry Co., Ltd.	1,648,738	1.8	4,687,370
Taiwan Semiconductor Manufacturing Co., Ltd.	1,249,352	1.9	4,953,480
Other Securities		6.5	17,799,869
		12.2	32,599,452
Thailand 1.4%
PTT PCL NVDR	189,400	0.5	1,416,075
Other Securities		0.9	2,340,570
		1.4	3,756,645
Turkey 1.4%
Other Securities		1.4	3,824,438
Total Common Stock
(Cost $285,248,224)			238,619,586

Preferred Stock 8.7% of net assets
Brazil 6.0%
Banco Bradesco S.A.	294,948	0.7	1,866,580
Itau Unibanco Holding S.A.	399,471	1.1	2,911,923
Petroleo Brasileiro S.A. *	1,740,585	1.6	4,391,784
Vale S.A.	768,596	1.1	2,985,966
Other Securities		1.5	3,935,493
		6.0	16,091,746
Colombia 0.1%
Other Securities		0.1	322,922
Republic of Korea 1.0%
Samsung Electronics Co., Ltd.	2,094	0.6	1,540,292
Other Securities		0.4	1,002,347
		1.0	2,542,639
Russia 1.6%
AK Transneft OAO *	1,332	1.2	3,152,320
Other Securities		0.4	1,021,355
		1.6	4,173,675
Total Preferred Stock
(Cost $32,907,918)			23,130,982
Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Companies 2.0% of net assets
United States 2.0%
Equity Funds 1.6%
iShares India 50 ETF	80,374	0.8	2,203,855
WisdomTree India Earnings Fund	108,466	0.8	2,131,357
		1.6	4,335,212
Money Market Fund 0.4%
Other Securities		0.4	1,089,252
Securities Lending Collateral 0.0%
Other Securities		0.0	35,916
Total Other Investment Companies
(Cost $5,867,245)			5,460,380

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $327,064,737 and the unrealized appreciation and depreciation were $0 and ($59,853,789), respectively, with a net unrealized depreciation of ($59,853,789).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,768,975 or 1.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $32,961.
(c)	The rate shown is the 7-day yield.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	14	572,250	17,606

See financial notes    53

Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$238,619,586	$—	$—	$238,619,586
Preferred Stock[1]	23,130,982	—	—	23,130,982
Other Investment Companies[1]	5,460,380	—	—	5,460,380
Total	$267,210,948	$—	$—	$267,210,948
Other Financial Instruments
Futures Contracts[2]	$17,606	$—	$—	$17,606
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended August 31, 2015 is not presented.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
54    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2015; unaudited
Assets
Investments, at value (cost $323,987,471) including securities on loan of $32,961		$267,175,032
Collateral invested for securities on loan, at value (cost $35,916)	+	35,916
Total investments, at value (cost $324,023,387)		267,210,948
Deposit with broker for futures contracts		49,950
Foreign currency, at value (cost $296,932)		294,415
Receivables:
Dividends		335,101
Variation margin on futures contracts		840
Foreign tax reclaims		104
Income from securities on loan	+	27
Total assets		267,891,385
Liabilities
Collateral held for securities on loan		35,916
Payables:
Investments bought		754,710
Investment adviser fees	+	22,852
Total liabilities		813,478
Net Assets
Total assets		267,891,385
Total liabilities	–	813,478
Net assets		$267,077,907
Net Assets by Source
Capital received from investors		323,670,801
Net investment income not yet distributed		4,460,815
Net realized capital losses		(4,245,485)
Net unrealized capital depreciation		(56,808,224)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$267,077,907		13,400,001		$19.93

See financial notes    55

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of
Operations
For the period March 1, 2015 through August 31, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $675,054)		$4,872,003
Securities on loan	+	844
Total investment income		4,872,847
Expenses
Investment adviser fees		489,111
Total expenses	–	489,111
Net investment income		4,383,736
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,963,869)
Net realized gains on in-kind redemptions		304,843
Net realized losses on futures contracts		(107,471)
Net realized losses on foreign currency transactions	+	(82,071)
Net realized losses		(3,848,568)
Net change in unrealized appreciation (depreciation) on investments		(54,200,271)
Net change in unrealized appreciation (depreciation) on futures contracts		15,630
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(12,338)
Net change in unrealized appreciation (depreciation)	+	(54,196,979)
Net realized and unrealized losses		(58,045,547)
Decrease in net assets resulting from operations		($53,661,811)
56    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/15-8/31/15		3/1/14-2/28/15
Net investment income		$4,383,736	$999,175
Net realized losses		(3,848,568)	(439,509)
Net change in unrealized appreciation (depreciation)	+	(54,196,979)	(2,090,161)
Decrease in net assets resulting from operations		(53,661,811)	(1,530,495)
Distributions to Shareholders
Distributions from net investment income		($—)	($826,020)

Transactions in Fund Shares
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,700,000	$230,784,552	3,100,000	$76,516,387
Shares redeemed	+	(300,000)	(6,686,539)	—	—
Net transactions in fund shares		9,400,000	$224,098,013	3,100,000	$76,516,387
Shares Outstanding and Net Assets
		3/1/15-8/31/15		3/1/14-2/28/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,000,001	$96,641,705	900,001	$22,481,833
Total increase	+	9,400,000	170,436,202	3,100,000	74,159,872
End of period		13,400,001	$267,077,907	4,000,001	$96,641,705
Net investment income not yet distributed			$4,460,815		$77,079
See financial notes    57

Schwab Fundamental Index ETFs
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Mid-Cap ETF
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Small-Cap ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. Dividend Equity ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF

The funds issue and redeem shares at their net assets value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
58

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and
59

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of August 31, 2015 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.
The value of the securities on loan and the related collateral as of August 31, 2015, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, annually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (ASU) No. 2014-11, Topic 806 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments—mid- or small-cap stocks, for instance—a fund’s large-cap holdings could reduce performance.
Mid-Cap Risk. Certain funds invest in mid-cap stocks. Mid-cap stocks tend to go in and out of favor based on market and economic conditions. Stocks of mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when mid-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—a fund’s mid-cap holdings could reduce performance.
Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including
62

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs), and European Depositary receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount.
A fund’s use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the initial amount invested. The use of derivatives, subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell a security at an advantageous time or price.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
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Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.32%	0.32%	0.32%	0.32%	0.46%	0.46%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 02/28/15	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/15	Market Value at 8/31/15	Realized Gains (Losses) 3/1/15 to 8/31/15	Dividends Received 3/1/15 to 8/31/15
Schwab Fundamental U.S. Broad Market Index ETF	3,997	486	(1,001)	3,482	$105,783	$3,077	$458
Schwab Fundamental U.S. Large Company Index ETF	7,089	9,020	(3,105)	13,004	395,062	13,616	1,375
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
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Financial Notes, unaudited (continued)
5. Other Service Providers (continued):
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2015, each fund's total aggregate security transactions with other Schwab funds were as follows:

Schwab Fundamental U.S. Broad Market Index ETF	$526,919
Schwab Fundamental U.S. Large Company Index ETF	11,548,547
Schwab Fundamental U.S. Small Company Index ETF	—
Schwab Fundamental International Large Company Index ETF	—
Schwab Fundamental International Small Company Index ETF	—
Schwab Fundamental Emerging Markets Large Company Index ETF	44,437
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities. During the period, the funds also had access to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.
There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Effective October 8, 2015, the existing line of credit was terminated and the funds became participants in a syndicated, committed line of credit of $530 million with State Street, as agent.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at August 31, 2015 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’
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Financial Notes, unaudited (continued)
8. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$444,288	4
Schwab Fundamental U.S. Large Company Index ETF	914,945	9
Schwab Fundamental U.S. Small Company Index ETF	579,875	5
Schwab Fundamental International Large Company Index ETF	1,019,233	11
Schwab Fundamental International Small Company Index ETF	76,417	1
Schwab Fundamental Emerging Markets Large Company Index ETF	387,561	8
9. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2015, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$13,522,976	$12,209,740
Schwab Fundamental U.S. Large Company Index ETF	42,671,724	34,618,572
Schwab Fundamental U.S. Small Company Index ETF	59,706,939	50,726,824
Schwab Fundamental International Large Company Index ETF	41,467,477	29,334,133
Schwab Fundamental International Small Company Index ETF	33,180,517	27,241,244
Schwab Fundamental Emerging Markets Large Company Index ETF	160,322,740	21,496,109
10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2015 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$26,729,110	$—
Schwab Fundamental U.S. Large Company Index ETF	496,062,080	88,368,736
Schwab Fundamental U.S. Small Company Index ETF	330,228,720	74,280,839
Schwab Fundamental International Large Company Index ETF	461,072,250	—
Schwab Fundamental International Small Company Index ETF	263,106,771	8,209,633
Schwab Fundamental Emerging Markets Large Company Index ETF	91,181,252	2,406,006
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Financial Notes, unaudited (continued)
10. In-Kind Transactions (continued):
For the period ended August 31, 2015, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2015 are disclosed in the funds' Statements of Operations.
11. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration*	$100,125	$187,754	$223,286	$1,471,155	$364,566	$84,642
Total	$100,125	$187,754	$223,286	$1,471,155	$364,566	$84,642
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended February 28, 2015, the funds had no capital losses deferred and no capital loss carryforwards utilized.
As of February 28, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the funds did not incur any interest or penalties.
12. Other:
As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact a fund's investment in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.
In addition, as index based products, the funds will generally maintain exposure to Russian securities to the extent the indexes which they track include such securities. For this reason, the sanction instituted against Russia, and any continued disruption of the Russian economy, could negatively impact a fund’s performance to the extent its index and its portfolio contain securities of Russian issuers, and, depending on the fund’s exposure to Russian issuers, the impact could be significant.
13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee Schwab Strategic Trust since 2009)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).
Stephen Timothy Kochis 1946 Trustee (Trustee Schwab Strategic Trust since 2012)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	21	None
Charles A. Ruffel 1956 Trustee (Trustee Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich 1964 Chief Legal Officer and Secretary (Officer since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
69

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
70

outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Russell Fundamental Developed ex-U.S. Large Company Index  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell Fundamental Developed ex-U.S. Small Company Index  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell Fundamental Emerging Markets Large Company Index  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell Fundamental U.S. Index  An index that selects, ranks, and weights securities by fundamental measures of company size as opposed to market capitalization. The fundamental overall company scores are created using as the universe the members of the Russell 3000 Index. Securities are grouped in order of decreasing company score for each index and each company receives a weight as a percentage of the sum of the weights of the individual securities within each index.
Russell Fundamental U.S. Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size, and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Fundamental U.S. Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
71

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR76318-02
00153423

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF are filed under this Item.

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	222,526,397	219,198,227
0.0%	Rights	1,852	1,852
0.5%	Other Investment Companies	1,188,415	1,188,415
100.0%	Total Investments	223,716,664	220,388,494
0.0%	Other Assets and Liabilities, Net		32,312
100.0%	Net Assets		220,420,806

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	127	2,565
BorgWarner, Inc.	1,596	69,649
Cooper Tire & Rubber Co.	960	37,056
Cooper-Standard Holding, Inc. *	70	4,019
Dana Holding Corp.	2,752	48,270
Delphi Automotive plc	1,611	121,663
Dorman Products, Inc. *	56	2,820
Drew Industries, Inc.	314	17,352
Ford Motor Co.	47,519	659,089
General Motors Co.	22,981	676,561
Gentex Corp.	2,512	38,936
Harley-Davidson, Inc.	2,115	118,546
Johnson Controls, Inc.	8,538	351,253
Lear Corp.	1,413	145,242
Modine Manufacturing Co. *	884	7,850
Remy International, Inc.	159	4,659
Standard Motor Products, Inc.	453	16,036
Tenneco, Inc. *	320	15,056
The Goodyear Tire & Rubber Co.	2,868	85,380
Thor Industries, Inc.	655	35,750
Tower International, Inc. *	595	14,548
Visteon Corp. *	793	79,030
		2,551,330
Banks 5.7%
Associated Banc-Corp.	2,198	40,355
Astoria Financial Corp.	1,884	30,464
BancorpSouth, Inc.	1,099	26,112
Bank of America Corp.	134,510	2,197,893
Bank of Hawaii Corp.	628	38,974
Bank of the Ozarks, Inc.	53	2,215
Security	Number of Shares	Value ($)
BankUnited, Inc.	473	16,858
BB&T Corp.	7,826	288,936
BOK Financial Corp.	157	9,935
Capitol Federal Financial, Inc.	2,904	34,993
Cathay General Bancorp	628	18,608
CIT Group, Inc.	1,732	75,238
Citigroup, Inc.	28,393	1,518,458
Citizens Financial Group, Inc.	860	21,345
City National Corp.	314	27,563
Comerica, Inc.	1,884	82,896
Commerce Bancshares, Inc.	654	29,306
Community Bank System, Inc.	157	5,599
Cullen/Frost Bankers, Inc.	551	35,628
CVB Financial Corp.	785	12,756
East West Bancorp, Inc.	628	25,378
EverBank Financial Corp.	431	8,525
F.N.B. Corp.	1,099	13,803
Fifth Third Bancorp	9,496	189,160
First Citizens BancShares, Inc., Class A	35	8,301
First Financial Bancorp	796	14,678
First Financial Bankshares, Inc. (b)	571	17,781
First Horizon National Corp.	2,983	43,343
First Niagara Financial Group, Inc.	3,941	36,454
First Republic Bank	631	38,056
FirstMerit Corp.	1,256	22,558
Fulton Financial Corp.	1,884	22,909
Glacier Bancorp, Inc.	451	11,731
Great Western Bancorp, Inc.	125	3,146
Hancock Holding Co.	414	11,625
Hudson City Bancorp, Inc.	9,106	84,686
Huntington Bancshares, Inc.	7,561	82,491
IBERIABANK Corp.	157	9,561
International Bancshares Corp.	628	16,108
JPMorgan Chase & Co.	45,050	2,887,705
KeyCorp	9,907	136,122
M&T Bank Corp.	954	112,801
MB Financial, Inc.	471	15,515
NBT Bancorp, Inc.	314	8,133
New York Community Bancorp, Inc.	6,123	108,132
Northwest Bancshares, Inc.	1,833	23,536
Ocwen Financial Corp. *(b)	365	2,716
Old National Bancorp	628	8,666
People's United Financial, Inc.	3,140	48,670
Popular, Inc. *	2,041	59,924
PrivateBancorp, Inc.	73	2,763
Prosperity Bancshares, Inc.	227	11,729
Regions Financial Corp.	17,436	167,211
Signature Bank *	93	12,415
SunTrust Banks, Inc.	6,131	247,508
SVB Financial Group *	157	19,638
Synovus Financial Corp.	1,581	48,110
TCF Financial Corp.	2,198	34,113
The PNC Financial Services Group, Inc.	4,710	429,175
Trustmark Corp.	628	14,463
U.S. Bancorp	14,306	605,859
UMB Financial Corp.	222	11,129
Umpqua Holdings Corp.	785	13,117
United Bankshares, Inc.	471	17,625
Valley National Bancorp	2,198	20,793
Washington Federal, Inc.	942	21,374
Webster Financial Corp.	628	22,219
Wells Fargo & Co.	40,785	2,175,064
See financial notes    1

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Westamerica Bancorp	266	12,007
Wintrust Financial Corp.	157	8,007
Zions Bancorp	2,512	72,848
		12,553,513
Capital Goods 7.9%
3M Co.	5,725	813,751
A.O. Smith Corp.	471	30,384
AAR Corp.	942	22,919
Actuant Corp., Class A	628	13,464
Acuity Brands, Inc.	314	61,189
AECOM *	2,858	78,595
Aegion Corp. *	471	8,666
AGCO Corp.	2,041	100,091
Air Lease Corp.	163	5,244
Aircastle Ltd.	1,842	38,277
Alamo Group, Inc.	45	2,317
Albany International Corp., Class A	471	15,025
Allegion plc	1,064	63,425
Allison Transmission Holdings, Inc.	511	14,615
AMETEK, Inc.	942	50,698
Apogee Enterprises, Inc.	471	24,563
Applied Industrial Technologies, Inc.	628	26,590
Armstrong World Industries, Inc. *	1,023	56,889
Astec Industries, Inc.	314	12,406
AZZ, Inc.	174	8,804
B/E Aerospace, Inc.	471	22,961
Barnes Group, Inc.	628	24,260
Beacon Roofing Supply, Inc. *	471	17,074
Briggs & Stratton Corp.	1,099	21,958
BWX Technologies, Inc.	785	20,818
Carlisle Cos., Inc.	628	63,240
Caterpillar, Inc.	8,200	626,808
Chart Industries, Inc. *	253	6,467
Chicago Bridge & Iron Co. N.V. (b)	841	37,239
CIRCOR International, Inc.	157	7,103
CLARCOR, Inc.	471	26,550
Colfax Corp. *	183	7,099
Comfort Systems USA, Inc.	727	20,152
Crane Co.	471	24,746
Cubic Corp.	391	16,469
Cummins, Inc.	2,252	274,181
Curtiss-Wright Corp.	628	41,266
Danaher Corp.	3,121	271,589
Deere & Co.	5,584	456,660
DigitalGlobe, Inc. *	471	10,861
Donaldson Co., Inc.	942	29,494
Dover Corp.	2,045	126,688
Dycom Industries, Inc. *	670	47,630
Eaton Corp. plc	4,245	242,220
EMCOR Group, Inc.	1,256	57,889
Emerson Electric Co.	10,702	510,699
Encore Wire Corp.	471	15,293
EnerSys	471	25,184
EnPro Industries, Inc.	157	7,448
ESCO Technologies, Inc.	477	17,224
Esterline Technologies Corp. *	314	25,657
Fastenal Co.	2,052	79,084
Flowserve Corp.	2,005	90,486
Fluor Corp.	5,136	234,304
Fortune Brands Home & Security, Inc.	1,455	69,622
Security	Number of Shares	Value ($)
Franklin Electric Co., Inc.	314	9,197
GATX Corp.	785	38,912
Generac Holdings, Inc. *	851	26,313
General Cable Corp.	2,826	41,118
General Dynamics Corp.	4,125	585,874
General Electric Co.	110,816	2,750,453
Graco, Inc.	471	32,494
Granite Construction, Inc.	942	32,499
Griffon Corp.	1,041	17,322
H&E Equipment Services, Inc.	622	12,882
Harsco Corp.	3,701	42,784
HD Supply Holdings, Inc. *	336	11,088
HEICO Corp.	159	8,093
Hexcel Corp.	471	22,730
Hillenbrand, Inc.	628	16,931
Honeywell International, Inc.	5,586	554,522
Hubbell, Inc., Class B	471	46,474
Huntington Ingalls Industries, Inc.	379	42,668
Hyster-Yale Materials Handling, Inc.	165	10,025
IDEX Corp.	471	33,832
Illinois Tool Works, Inc.	4,488	379,371
Ingersoll-Rand plc	3,435	189,921
ITT Corp.	1,043	39,019
Jacobs Engineering Group, Inc. *	3,470	140,223
Joy Global, Inc.	2,218	53,720
Kaman Corp.	314	12,193
KBR, Inc.	8,328	145,240
Kennametal, Inc.	1,340	40,870
KLX, Inc. *	320	12,512
L-3 Communications Holdings, Inc.	2,594	273,589
Lennox International, Inc.	539	63,624
Lincoln Electric Holdings, Inc.	785	46,040
Lindsay Corp. (b)	77	5,870
Lockheed Martin Corp.	3,322	668,320
Masco Corp.	3,237	84,907
Masonite International Corp. *	157	10,370
MasTec, Inc. *	1,343	22,240
Moog, Inc., Class A *	471	29,720
MRC Global, Inc. *	3,077	39,970
MSC Industrial Direct Co., Inc., Class A	490	33,168
Mueller Industries, Inc.	1,490	47,397
MYR Group, Inc. *	680	19,509
Navistar International Corp. *	500	8,920
Nordson Corp.	314	20,887
Northrop Grumman Corp.	4,242	694,585
NOW, Inc. *(b)	927	15,815
Orbital ATK, Inc.	880	66,625
Oshkosh Corp.	1,967	82,712
Owens Corning	2,291	101,468
PACCAR, Inc.	3,460	204,036
Parker-Hannifin Corp.	2,060	221,780
Pentair plc	1,564	86,474
Precision Castparts Corp.	840	193,410
Primoris Services Corp.	148	2,719
Quanex Building Products Corp.	628	11,273
Quanta Services, Inc. *	2,443	59,218
Raven Industries, Inc.	890	16,127
Raytheon Co.	5,501	564,183
RBC Bearings, Inc. *	109	6,743
Regal Beloit Corp.	884	58,936
Rexnord Corp. *	562	11,268
Rockwell Automation, Inc.	942	105,344
2    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rockwell Collins, Inc.	1,570	128,504
Roper Technologies, Inc.	471	76,344
Rush Enterprises, Inc., Class A *	628	16,027
Simpson Manufacturing Co., Inc.	471	16,443
Snap-on, Inc.	471	75,252
Spirit AeroSystems Holdings, Inc., Class A *	1,188	60,719
SPX Corp.	891	52,328
Standex International Corp.	92	7,362
Stanley Black & Decker, Inc.	1,429	145,072
TAL International Group, Inc.	314	5,756
Teledyne Technologies, Inc. *	314	30,744
Tennant Co.	157	8,999
Terex Corp.	1,570	36,628
Textron, Inc.	3,253	126,216
The Boeing Co.	4,347	568,066
The Greenbrier Cos., Inc. (b)	314	13,094
The Manitowoc Co., Inc.	1,413	24,134
The Middleby Corp. *	166	18,019
The Timken Co.	2,161	68,612
The Toro Co.	628	44,776
Titan International, Inc.	1,032	9,474
TransDigm Group, Inc. *	211	48,494
TriMas Corp. *	390	7,114
Trinity Industries, Inc.	1,299	35,060
Triumph Group, Inc.	528	26,078
Tutor Perini Corp. *	1,280	22,656
United Rentals, Inc. *	706	48,947
United Technologies Corp.	10,444	956,775
Universal Forest Products, Inc.	785	47,147
Valmont Industries, Inc.	245	26,041
Veritiv Corp. *	171	6,144
W.W. Grainger, Inc.	732	163,558
WABCO Holdings, Inc. *	471	54,316
Wabtec Corp.	471	45,103
Watsco, Inc.	314	38,452
Watts Water Technologies, Inc., Class A	314	17,223
WESCO International, Inc. *	785	43,936
Woodward, Inc.	471	21,478
Xylem, Inc.	1,727	56,041
		17,447,994
Commercial & Professional Services 1.2%
ABM Industries, Inc.	1,413	45,230
ACCO Brands Corp. *	1,188	9,029
Brady Corp., Class A	1,211	26,594
CEB, Inc.	314	22,489
Cintas Corp.	1,199	101,903
Civeo Corp.	3,057	5,961
Clean Harbors, Inc. *	524	25,739
Copart, Inc. *	1,309	45,841
Covanta Holding Corp.	1,256	24,869
Deluxe Corp.	628	36,430
Equifax, Inc.	942	92,222
Essendant, Inc.	1,117	38,537
FTI Consulting, Inc. *	789	31,450
G&K Services, Inc., Class A	314	21,230
Healthcare Services Group, Inc.	471	15,750
Herman Miller, Inc.	942	25,538
HNI Corp.	942	44,029
Huron Consulting Group, Inc. *	157	11,365
Security	Number of Shares	Value ($)
ICF International, Inc. *	314	10,742
IHS, Inc., Class A *	157	18,215
Insperity, Inc.	471	20,908
Interface, Inc.	471	11,417
KAR Auction Services, Inc.	630	23,335
Kelly Services, Inc., Class A	1,727	24,955
Kforce, Inc.	628	16,824
Knoll, Inc.	628	15,022
Korn/Ferry International	628	21,396
ManpowerGroup, Inc.	2,228	193,613
Matthews International Corp., Class A	471	23,917
McGrath RentCorp	314	8,054
Mobile Mini, Inc.	157	5,340
MSA Safety, Inc.	314	14,281
Navigant Consulting, Inc. *	1,099	17,353
Nielsen Holdings plc	1,790	80,962
On Assignment, Inc. *	157	5,649
Pitney Bowes, Inc.	4,877	96,613
Quad/Graphics, Inc.	1,530	22,093
R.R. Donnelley & Sons Co.	6,831	107,247
Republic Services, Inc.	3,935	161,256
Resources Connection, Inc.	1,099	17,243
Robert Half International, Inc.	1,796	91,650
Rollins, Inc.	471	13,150
Steelcase, Inc., Class A	2,075	36,582
Stericycle, Inc. *	314	44,318
Team, Inc. *	157	6,569
Tetra Tech, Inc.	1,453	37,749
The ADT Corp.	3,011	98,701
The Brink's Co.	1,256	35,997
The Dun & Bradstreet Corp.	628	66,549
Towers Watson & Co., Class A	314	37,281
TrueBlue, Inc. *	942	22,608
Tyco International plc	4,105	148,970
UniFirst Corp.	157	17,020
Verisk Analytics, Inc. *	698	51,010
Viad Corp.	471	12,877
Waste Connections, Inc.	628	29,868
Waste Management, Inc.	7,324	366,639
West Corp.	272	6,620
		2,664,799
Consumer Durables & Apparel 1.4%
Arctic Cat, Inc.	506	13,374
Brunswick Corp.	314	15,609
Carter's, Inc.	444	43,650
Coach, Inc.	6,476	195,899
Columbia Sportswear Co.	314	19,270
Crocs, Inc. *	628	9,250
D.R. Horton, Inc.	2,263	68,727
Deckers Outdoor Corp. *	475	30,585
Fossil Group, Inc. *	677	41,690
G-III Apparel Group Ltd. *	314	21,770
Garmin Ltd.	1,570	59,048
Hanesbrands, Inc.	1,916	57,691
Harman International Industries, Inc.	506	49,456
Hasbro, Inc.	1,709	127,474
Helen of Troy Ltd. *	314	26,734
Iconix Brand Group, Inc. *	685	9,515
Jarden Corp. *	1,624	83,376
La-Z-Boy, Inc.	942	26,009
See financial notes    3

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Leggett & Platt, Inc.	1,872	83,154
Lennar Corp., Class A	640	32,576
lululemon athletica, Inc. *	397	25,412
M.D.C Holdings, Inc.	314	8,946
Mattel, Inc.	6,491	152,084
Meritage Homes Corp. *	314	13,232
Michael Kors Holdings Ltd. *	231	10,039
Mohawk Industries, Inc. *	474	93,364
Newell Rubbermaid, Inc.	2,210	93,107
NIKE, Inc., Class B	5,667	633,287
NVR, Inc. *	50	75,998
Oxford Industries, Inc.	104	8,753
Polaris Industries, Inc.	314	40,779
PulteGroup, Inc.	1,884	38,980
PVH Corp.	546	64,963
Quiksilver, Inc. *(b)	17,534	7,541
Ralph Lauren Corp.	918	102,072
Skechers U.S.A., Inc., Class A *	378	53,200
Smith & Wesson Holding Corp. *	193	3,489
Steven Madden Ltd. *	471	19,245
Sturm Ruger & Co., Inc.	203	12,767
Tempur Sealy International, Inc. *	547	39,942
Toll Brothers, Inc. *	942	34,826
Tupperware Brands Corp.	694	35,554
Under Armour, Inc., Class A *	314	29,996
VF Corp.	2,389	173,035
Whirlpool Corp.	1,181	198,526
Wolverine World Wide, Inc.	822	22,153
		3,006,147
Consumer Services 2.0%
Apollo Education Group, Inc. *	5,142	57,128
Aramark	534	16,736
Ascent Capital Group, Inc., Class A *	60	1,685
Bloomin' Brands, Inc.	546	11,302
Bob Evans Farms, Inc.	722	32,627
Boyd Gaming Corp. *	2,198	35,388
Brinker International, Inc.	1,321	70,185
Buffalo Wild Wings, Inc. *	80	15,174
Capella Education Co.	373	18,184
Career Education Corp. *	3,670	13,616
Carnival Corp.	5,988	294,789
Chipotle Mexican Grill, Inc. *	107	75,971
Choice Hotels International, Inc.	472	24,072
Churchill Downs, Inc.	49	6,511
Cracker Barrel Old Country Store, Inc. (b)	161	23,213
Darden Restaurants, Inc.	1,949	132,551
DeVry Education Group, Inc.	1,335	34,924
DineEquity, Inc.	157	14,993
Domino's Pizza, Inc.	336	35,596
Dunkin' Brands Group, Inc.	365	18,308
Graham Holdings Co., Class B	76	50,278
H&R Block, Inc.	2,512	85,458
Hilton Worldwide Holdings, Inc.	489	12,142
Houghton Mifflin Harcourt Co. *	472	10,658
Hyatt Hotels Corp., Class A *	314	16,086
International Speedway Corp., Class A	471	15,114
Jack in the Box, Inc.	554	43,312
K12, Inc. *	182	2,406
Las Vegas Sands Corp.	2,199	101,660
Security	Number of Shares	Value ($)
Marriott International, Inc., Class A	1,341	94,755
Marriott Vacations Worldwide Corp.	379	26,913
McDonald's Corp.	14,431	1,371,234
MGM Resorts International *	2,826	57,735
Norwegian Cruise Line Holdings Ltd. *	317	18,259
Panera Bread Co., Class A *	221	39,404
Papa John's International, Inc.	314	21,116
Penn National Gaming, Inc. *	1,003	18,214
Pinnacle Entertainment, Inc. *	628	23,720
Red Robin Gourmet Burgers, Inc. *	314	24,740
Regis Corp. *	1,570	17,019
Royal Caribbean Cruises Ltd.	1,486	131,006
Ruby Tuesday, Inc. *	2,355	15,496
SeaWorld Entertainment, Inc.	2,289	40,744
Service Corp. International	2,826	83,791
Six Flags Entertainment Corp.	314	14,121
Sotheby's	471	16,584
Starbucks Corp.	6,000	328,260
Starwood Hotels & Resorts Worldwide, Inc.	1,443	103,131
Steiner Leisure Ltd. *	157	9,996
Strayer Education, Inc. *	628	32,807
Texas Roadhouse, Inc.	628	22,602
The Cheesecake Factory, Inc.	785	42,602
The Wendy's Co.	4,396	40,047
Vail Resorts, Inc.	314	33,884
Weight Watchers International, Inc. *(b)	2,375	14,606
Wyndham Worldwide Corp.	1,632	124,815
Wynn Resorts Ltd.	1,015	76,176
Yum! Brands, Inc.	3,958	315,730
		4,429,574
Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	157	29,271
Ally Financial, Inc. *	5,800	126,788
American Express Co.	8,495	651,736
Ameriprise Financial, Inc.	1,516	170,808
Berkshire Hathaway, Inc., Class B *	12,040	1,613,842
BGC Partners, Inc., Class A	1,780	15,611
BlackRock, Inc.	576	174,223
Capital One Financial Corp.	6,356	494,179
Cash America International, Inc.	475	13,110
CBOE Holdings, Inc.	475	30,049
CME Group, Inc.	2,068	195,302
Credit Acceptance Corp. *	14	2,853
Discover Financial Services	4,102	220,400
E*TRADE Financial Corp. *	2,041	53,658
Eaton Vance Corp.	1,123	38,934
Evercore Partners, Inc., Class A	51	2,671
Ezcorp, Inc., Class A *	953	6,023
Federated Investors, Inc., Class B	1,727	53,537
First Cash Financial Services, Inc. *	169	6,975
Franklin Resources, Inc.	4,379	177,700
Greenhill & Co., Inc.	314	11,025
Intercontinental Exchange, Inc.	177	40,429
Invesco Ltd.	2,862	97,623
Janus Capital Group, Inc.	1,541	22,930
Lazard Ltd., Class A	471	23,423
Legg Mason, Inc.	2,073	91,896
Leucadia National Corp.	2,778	59,616
LPL Financial Holdings, Inc. (b)	773	31,090
4    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MarketAxess Holdings, Inc.	27	2,441
McGraw Hill Financial, Inc.	2,181	211,535
Moody's Corp.	803	82,155
Morgan Stanley	8,612	296,683
MSCI, Inc.	393	23,784
Nelnet, Inc., Class A	419	15,775
Northern Trust Corp.	1,884	131,579
PHH Corp. *	2,796	45,295
PRA Group, Inc. *	157	8,367
Raymond James Financial, Inc.	628	33,278
Santander Consumer USA Holdings, Inc. *	1,848	41,506
SEI Investments Co.	1,256	63,529
SLM Corp. *	5,453	46,241
Springleaf Holdings, Inc. *	75	3,357
State Street Corp.	2,860	205,691
Stifel Financial Corp. *	157	7,316
Synchrony Financial *	377	12,422
T. Rowe Price Group, Inc.	1,906	137,003
TD Ameritrade Holding Corp.	1,263	42,260
The Bank of New York Mellon Corp.	7,613	302,997
The Charles Schwab Corp. (a)	3,482	105,783
The Goldman Sachs Group, Inc.	4,669	880,573
The NASDAQ OMX Group, Inc.	1,261	64,551
Voya Financial, Inc.	532	22,919
Waddell & Reed Financial, Inc., Class A	628	24,536
Walter Investment Management Corp. *(b)	283	4,653
World Acceptance Corp. *(b)	157	5,900
		7,277,831
Energy 12.5%
Alon USA Energy, Inc.	800	14,832
Anadarko Petroleum Corp.	4,819	344,944
Apache Corp.	7,633	345,317
Atwood Oceanics, Inc.	1,026	19,607
Baker Hughes, Inc.	6,197	347,032
Basic Energy Services, Inc. *	1,342	6,992
Bill Barrett Corp. *(b)	2,866	15,677
Bristow Group, Inc.	642	23,793
Cabot Oil & Gas Corp.	942	22,297
California Resources Corp.	4,439	17,223
Cameron International Corp. *	2,723	181,788
CARBO Ceramics, Inc. (b)	349	9,570
Chesapeake Energy Corp. (b)	11,877	92,759
Chevron Corp.	52,468	4,249,383
Cimarex Energy Co.	482	53,266
Cloud Peak Energy, Inc. *	4,846	23,164
Concho Resources, Inc. *	420	45,427
ConocoPhillips	38,904	1,912,132
CONSOL Energy, Inc. (b)	3,390	51,630
Continental Resources, Inc. *	184	5,906
CVR Energy, Inc.	203	8,163
Delek US Holdings, Inc.	1,464	45,033
Denbury Resources, Inc.	9,904	42,983
Devon Energy Corp.	7,504	320,121
Diamond Offshore Drilling, Inc. (b)	3,775	89,505
Dril-Quip, Inc. *	157	10,824
Energen Corp.	785	40,820
Energy XXI Ltd. (b)	6,734	12,795
Ensco plc, Class A	5,074	91,890
Security	Number of Shares	Value ($)
EOG Resources, Inc.	2,968	232,424
EQT Corp.	628	48,871
Exterran Holdings, Inc.	959	21,405
Exxon Mobil Corp.	114,531	8,617,313
FMC Technologies, Inc. *	1,909	66,395
Forum Energy Technologies, Inc. *	524	8,237
Frontline Ltd. *(b)	19,417	51,649
Golar LNG Ltd.	386	15,031
Green Plains, Inc.	498	10,588
Gulfmark Offshore, Inc., Class A (b)	922	8,326
Halliburton Co.	11,655	458,624
Helix Energy Solutions Group, Inc. *	996	6,922
Helmerich & Payne, Inc.	1,025	60,485
Hess Corp.	7,869	467,812
HollyFrontier Corp.	5,462	255,949
Hornbeck Offshore Services, Inc. *(b)	567	11,198
Key Energy Services, Inc. *	16,501	11,736
Kinder Morgan, Inc.	5,330	172,745
Marathon Oil Corp.	19,027	328,977
Marathon Petroleum Corp.	13,797	652,736
Matrix Service Co. *	471	9,420
McDermott International, Inc. *	11,725	59,563
Murphy Oil Corp.	7,580	234,980
Nabors Industries Ltd.	9,251	106,757
National Oilwell Varco, Inc.	6,660	281,918
Newfield Exploration Co. *	2,061	68,652
Newpark Resources, Inc. *	1,235	9,053
Noble Corp. plc	8,636	112,441
Noble Energy, Inc.	2,847	95,118
Nordic American Tankers Ltd. (b)	1,256	17,119
North Atlantic Drilling Ltd. (b)	9,130	7,934
Oasis Petroleum, Inc. *(b)	202	2,254
Occidental Petroleum Corp.	12,622	921,532
Oceaneering International, Inc.	884	38,737
Oil States International, Inc. *	1,012	28,710
ONEOK, Inc.	2,499	89,989
Parker Drilling Co. *	2,927	9,864
Patterson-UTI Energy, Inc.	3,483	56,703
PBF Energy, Inc., Class A	837	25,043
PDC Energy, Inc. *	157	8,820
Peabody Energy Corp. (b)	20,127	54,343
Phillips 66	20,220	1,598,795
Pioneer Energy Services Corp. *	1,947	6,445
Pioneer Natural Resources Co.	481	59,192
QEP Resources, Inc.	2,281	32,025
Range Resources Corp.	750	28,965
Renewable Energy Group, Inc. *	315	2,652
Rowan Cos. plc, Class A	2,214	39,786
RPC, Inc.	821	9,540
SandRidge Energy, Inc. *(b)	15,843	8,446
Schlumberger Ltd.	11,786	911,883
SEACOR Holdings, Inc. *	850	54,834
Seadrill Ltd. (b)	15,611	125,512
SemGroup Corp., Class A	379	20,845
Seventy Seven Energy, Inc. *	2,014	5,780
Ship Finance International Ltd.	628	10,550
SM Energy Co.	794	29,140
Southwestern Energy Co. *	3,258	52,910
Spectra Energy Corp.	6,610	192,153
Stone Energy Corp. *	2,015	11,425
Superior Energy Services, Inc.	2,373	37,754
Targa Resources Corp.	314	20,743
See financial notes    5

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Teekay Corp.	903	33,194
Tesco Corp.	222	1,885
Tesoro Corp.	3,201	294,524
TETRA Technologies, Inc. *	1,655	12,727
The Williams Cos., Inc.	3,955	190,631
Tidewater, Inc. (b)	1,757	31,503
Unit Corp. *	422	6,414
Valero Energy Corp.	18,595	1,103,427
W&T Offshore, Inc. (b)	2,021	7,215
Weatherford International plc *	13,336	135,360
Western Refining, Inc.	1,369	58,894
Whiting Petroleum Corp. *	1,380	26,675
World Fuel Services Corp.	4,210	162,717
WPX Energy, Inc. *	7,504	54,854
		27,570,641
Food & Staples Retailing 4.0%
Casey's General Stores, Inc.	785	83,100
Costco Wholesale Corp.	7,110	995,755
CVS Health Corp.	20,745	2,124,288
Ingles Markets, Inc., Class A	550	27,335
PriceSmart, Inc.	157	13,347
Rite Aid Corp. *	6,437	53,105
SpartanNash Co.	805	22,782
Sprouts Farmers Market, Inc. *	106	2,159
SUPERVALU, Inc. *	7,497	61,775
Sysco Corp.	13,863	552,718
The Andersons, Inc.	739	26,146
The Fresh Market, Inc. *	196	4,220
The Kroger Co.	19,069	657,880
United Natural Foods, Inc. *	850	40,928
Wal-Mart Stores, Inc.	42,099	2,725,068
Walgreens Boots Alliance, Inc.	13,707	1,186,341
Whole Foods Market, Inc.	4,245	139,066
		8,716,013
Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	18,498	991,123
Archer-Daniels-Midland Co.	16,986	764,200
B&G Foods, Inc.	321	9,755
Brown-Forman Corp., Class B	1,275	125,077
Bunge Ltd.	5,692	412,385
Cal-Maine Foods, Inc. (b)	314	16,680
Campbell Soup Co.	2,826	135,620
Coca-Cola Enterprises, Inc.	4,269	219,811
ConAgra Foods, Inc.	6,862	286,008
Constellation Brands, Inc., Class A	799	102,272
Darling Ingredients, Inc. *	2,086	26,784
Dean Foods Co.	1,580	26,007
Dr. Pepper Snapple Group, Inc.	2,669	204,792
Flowers Foods, Inc.	1,727	40,084
Fresh Del Monte Produce, Inc.	1,099	43,509
General Mills, Inc.	8,273	469,575
Hormel Foods Corp.	1,413	86,334
Ingredion, Inc.	952	82,196
J&J Snack Foods Corp.	157	17,892
Kellogg Co.	3,235	214,416
Keurig Green Mountain, Inc.	205	11,603
Lancaster Colony Corp.	314	29,777
Security	Number of Shares	Value ($)
McCormick & Co., Inc. Non-Voting Shares	1,099	87,129
Mead Johnson Nutrition Co.	628	49,198
Molson Coors Brewing Co., Class B	1,183	80,550
Mondelez International, Inc., Class A	18,342	776,967
Monster Beverage Corp. *	569	78,784
PepsiCo, Inc.	16,368	1,521,078
Philip Morris International, Inc.	22,957	1,831,969
Pilgrim's Pride Corp. (b)	353	7,404
Pinnacle Foods, Inc.	354	15,873
Post Holdings, Inc. *	628	40,996
Reynolds American, Inc.	4,599	385,166
Sanderson Farms, Inc. (b)	327	22,576
Seaboard Corp. *	4	13,281
Snyder's-Lance, Inc.	471	15,906
The Boston Beer Co., Inc., Class A *	10	2,051
The Coca-Cola Co.	38,027	1,495,222
The Hain Celestial Group, Inc. *	314	19,110
The Hershey Co.	913	81,732
The J.M. Smucker Co.	1,565	184,232
The Kraft Heinz Co.	4,899	355,961
The WhiteWave Foods Co. *	573	26,438
TreeHouse Foods, Inc. *	314	24,922
Tyson Foods, Inc., Class A	7,363	311,308
Universal Corp.	862	42,419
Vector Group Ltd.	648	15,442
		11,801,614
Health Care Equipment & Services 5.9%
Abbott Laboratories	11,102	502,810
Aetna, Inc.	5,699	652,649
Air Methods Corp. *	191	7,153
Alere, Inc. *	785	40,796
Align Technology, Inc. *	98	5,547
Allscripts Healthcare Solutions, Inc. *	1,759	24,221
Amedisys, Inc. *	873	33,733
AmerisourceBergen Corp.	3,551	355,242
Amsurg Corp. *	314	24,624
Analogic Corp.	157	12,651
Anthem, Inc.	9,150	1,290,607
Baxter International, Inc.	6,941	266,881
Becton Dickinson & Co.	2,751	387,946
Boston Scientific Corp. *	11,586	193,950
Brookdale Senior Living, Inc. *	785	21,525
C.R. Bard, Inc.	834	161,621
Cardinal Health, Inc.	6,875	565,606
Centene Corp. *	916	56,536
Cerner Corp. *	628	38,785
Chemed Corp.	314	42,814
Cigna Corp.	1,597	224,842
Community Health Systems, Inc. *	2,463	132,263
CONMED Corp.	314	16,661
DaVita HealthCare Partners, Inc. *	1,425	107,787
DENTSPLY International, Inc.	1,099	57,599
Edwards Lifesciences Corp. *	347	48,885
Envision Healthcare Holdings, Inc. *	238	9,751
Express Scripts Holding Co. *	6,917	578,261
Greatbatch, Inc. *	314	17,841
Haemonetics Corp. *	314	11,339
Halyard Health, Inc. *	253	7,954
Hanger, Inc. *	502	9,001
6    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
HCA Holdings, Inc. *	6,252	541,548
Health Net, Inc. *	2,931	187,760
HealthSouth Corp.	471	20,112
Henry Schein, Inc. *	868	118,751
Hill-Rom Holdings, Inc.	942	49,775
Humana, Inc.	2,786	509,253
IDEXX Laboratories, Inc. *	628	44,883
IMS Health Holdings, Inc. *	117	3,495
Integra LifeSciences Holdings Corp. *	157	9,417
Intuitive Surgical, Inc. *	124	63,358
Invacare Corp.	1,884	33,140
Kindred Healthcare, Inc.	2,601	52,228
Laboratory Corp. of America Holdings *	914	107,678
LifePoint Health, Inc. *	942	73,598
Magellan Health, Inc. *	979	54,824
Masimo Corp. *	314	12,758
McKesson Corp.	3,398	671,377
MEDNAX, Inc. *	628	50,585
Medtronic plc	11,750	849,407
Molina Healthcare, Inc. *	628	46,843
Orthofix International N.V. *	203	7,608
Owens & Minor, Inc.	2,310	78,517
Patterson Cos., Inc.	1,413	64,758
PharMerica Corp. *	1,099	35,959
Quality Systems, Inc.	882	11,986
Quest Diagnostics, Inc.	3,297	223,537
ResMed, Inc.	942	48,927
Select Medical Holdings Corp.	1,737	22,407
Sirona Dental Systems, Inc. *	157	14,975
St. Jude Medical, Inc.	3,178	225,034
STERIS Corp.	785	50,279
Stryker Corp.	2,983	294,273
Team Health Holdings, Inc. *	213	12,512
Teleflex, Inc.	328	42,902
Tenet Healthcare Corp. *	1,474	72,565
The Cooper Cos., Inc.	157	25,500
Thoratec Corp. *	318	19,977
Triple-S Management Corp., Class B *	612	12,876
UnitedHealth Group, Inc.	15,128	1,750,310
Universal Health Services, Inc., Class B	707	96,958
Varian Medical Systems, Inc. *	942	76,538
VCA, Inc. *	668	36,994
WellCare Health Plans, Inc. *	792	71,811
West Pharmaceutical Services, Inc.	628	35,074
Zimmer Biomet Holdings, Inc.	2,000	207,120
		12,948,068
Household & Personal Products 2.0%
Avon Products, Inc.	15,790	81,950
Church & Dwight Co., Inc.	989	85,331
Colgate-Palmolive Co.	8,336	523,584
Edgewell Personal Care Co.	628	55,302
Elizabeth Arden, Inc. *(b)	902	9,949
Herbalife Ltd. *	1,617	93,091
Kimberly-Clark Corp.	3,967	422,604
Nu Skin Enterprises, Inc., Class A	983	44,903
Spectrum Brands Holdings, Inc.	157	15,430
The Clorox Co.	1,504	167,200
The Estee Lauder Cos., Inc., Class A	1,309	104,419
Security	Number of Shares	Value ($)
The Procter & Gamble Co.	38,643	2,730,901
WD-40 Co.	157	13,147
		4,347,811
Insurance 3.6%
ACE Ltd.	2,853	291,462
Aflac, Inc.	5,743	336,540
Alleghany Corp. *	57	26,778
Allied World Assurance Co. Holdings AG	1,431	57,154
Ambac Financial Group, Inc. *	573	9,311
American Equity Investment Life Holding Co.	640	15,526
American Financial Group, Inc.	1,256	86,739
American International Group, Inc.	9,978	602,073
Aon plc	2,018	188,562
Arch Capital Group Ltd. *	1,749	119,422
Argo Group International Holdings Ltd.	348	19,481
Arthur J. Gallagher & Co.	942	41,184
Aspen Insurance Holdings Ltd.	1,256	57,663
Assurant, Inc.	1,910	142,009
Assured Guaranty Ltd.	950	23,997
Axis Capital Holdings Ltd.	2,065	115,640
Brown & Brown, Inc.	785	25,167
Cincinnati Financial Corp.	1,908	99,846
CNA Financial Corp.	69	2,483
CNO Financial Group, Inc.	2,709	48,464
Employers Holdings, Inc.	676	14,906
Endurance Specialty Holdings Ltd.	1,253	79,879
Everest Re Group Ltd.	524	92,124
First American Financial Corp.	1,413	54,909
FNF Group	3,027	110,213
Genworth Financial, Inc., Class A *	10,702	55,436
HCC Insurance Holdings, Inc.	1,270	98,133
Horace Mann Educators Corp.	471	15,647
Infinity Property & Casualty Corp.	314	24,266
Kemper Corp.	1,115	39,493
Lincoln National Corp.	1,699	86,292
Loews Corp.	5,941	216,549
Maiden Holdings Ltd.	166	2,379
Markel Corp. *	35	28,831
Marsh & McLennan Cos., Inc.	4,138	222,335
MBIA, Inc. *	780	5,476
Mercury General Corp.	471	23,955
MetLife, Inc.	6,956	348,496
Old Republic International Corp.	2,866	45,025
PartnerRe Ltd.	1,131	156,542
Primerica, Inc.	956	40,620
Principal Financial Group, Inc.	2,069	104,174
ProAssurance Corp.	471	22,716
Prudential Financial, Inc.	3,750	302,625
Reinsurance Group of America, Inc.	970	88,154
RenaissanceRe Holdings Ltd.	1,231	125,500
RLI Corp.	628	32,725
Safety Insurance Group, Inc.	157	8,255
Selective Insurance Group, Inc.	669	20,284
StanCorp Financial Group, Inc.	638	72,547
Stewart Information Services Corp.	316	12,242
Symetra Financial Corp.	628	19,763
The Allstate Corp.	4,915	286,446
The Chubb Corp.	4,798	579,646
See financial notes    7

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Hanover Insurance Group, Inc.	638	50,338
The Hartford Financial Services Group, Inc.	6,186	284,247
The Progressive Corp.	10,108	302,836
The Travelers Cos., Inc.	10,290	1,024,369
Torchmark Corp.	1,622	94,822
Unum Group	4,553	152,708
Validus Holdings Ltd.	1,111	49,195
W.R. Berkley Corp.	1,906	103,458
White Mountains Insurance Group Ltd.	131	94,230
XL Group plc	3,145	117,277
		8,019,564
Materials 3.7%
A. Schulman, Inc.	628	21,559
Air Products & Chemicals, Inc.	1,888	263,433
Airgas, Inc.	792	76,444
Albemarle Corp.	1,507	68,131
Alcoa, Inc.	19,782	186,940
Allegheny Technologies, Inc.	2,198	42,443
AptarGroup, Inc.	785	52,878
Ashland, Inc.	728	76,418
Avery Dennison Corp.	1,884	109,423
Axalta Coating Systems Ltd. *	203	5,926
Axiall Corp.	471	11,897
Ball Corp.	2,198	144,870
Bemis Co., Inc.	1,570	66,599
Berry Plastics Group, Inc. *	407	12,047
Boise Cascade Co. *	454	14,732
Cabot Corp.	1,251	42,371
Calgon Carbon Corp.	395	6,423
Carpenter Technology Corp.	471	18,369
Celanese Corp., Series A	1,413	85,684
Century Aluminum Co. *	663	3,713
CF Industries Holdings, Inc.	2,617	150,163
Chemtura Corp. *	1,256	34,163
Clearwater Paper Corp. *	157	8,801
Cliffs Natural Resources, Inc. (b)	16,450	65,307
Coeur Mining, Inc. *	3,343	11,232
Commercial Metals Co.	4,396	69,017
Compass Minerals International, Inc.	314	25,434
Crown Holdings, Inc. *	942	46,695
Cytec Industries, Inc.	1,082	80,284
Domtar Corp.	2,968	119,343
E.I. du Pont de Nemours & Co.	7,630	392,945
Eagle Materials, Inc.	110	9,001
Eastman Chemical Co.	1,586	114,922
Ecolab, Inc.	1,183	129,113
Ferro Corp. *	1,448	17,810
FMC Corp.	1,054	44,595
Freeport-McMoRan, Inc.	31,051	330,383
Globe Specialty Metals, Inc.	942	12,943
Graphic Packaging Holding Co.	3,611	50,915
Greif, Inc., Class A	818	23,951
H.B. Fuller Co.	628	22,759
Hecla Mining Co.	5,230	10,774
Huntsman Corp.	3,140	51,904
Innophos Holdings, Inc.	314	15,094
Innospec, Inc.	569	27,938
International Flavors & Fragrances, Inc.	628	68,797
International Paper Co.	6,230	268,762
Security	Number of Shares	Value ($)
Intrepid Potash, Inc. *	644	5,094
Kaiser Aluminum Corp.	314	26,244
KapStone Paper & Packaging Corp.	628	13,684
Koppers Holdings, Inc.	977	20,322
Kraton Performance Polymers, Inc. *	471	9,943
Louisiana-Pacific Corp. *	942	15,487
LSB Industries, Inc. *	252	6,025
LyondellBasell Industries N.V., Class A	6,452	550,872
Martin Marietta Materials, Inc.	471	79,034
Materion Corp.	314	9,721
Minerals Technologies, Inc.	471	25,335
Monsanto Co.	3,928	383,569
Myers Industries, Inc.	628	8,955
Neenah Paper, Inc.	100	5,772
NewMarket Corp.	47	18,012
Newmont Mining Corp.	14,302	244,135
Nucor Corp.	6,280	271,861
Olin Corp.	1,550	30,938
OM Group, Inc.	785	26,298
Owens-Illinois, Inc. *	2,669	55,649
P.H. Glatfelter Co.	785	14,177
Packaging Corp. of America	789	52,950
PolyOne Corp.	785	25,489
PPG Industries, Inc.	2,276	216,880
Praxair, Inc.	2,935	310,376
Quaker Chemical Corp.	71	5,635
Reliance Steel & Aluminum Co.	2,006	116,589
Royal Gold, Inc.	203	9,768
RPM International, Inc.	1,413	61,960
Schnitzer Steel Industries, Inc., Class A	2,636	45,629
Schweitzer-Mauduit International, Inc.	314	11,094
Sealed Air Corp.	1,537	79,079
Sensient Technologies Corp.	628	40,914
Sigma-Aldrich Corp.	857	119,474
Silgan Holdings, Inc.	628	32,882
Sonoco Products Co.	1,727	67,906
Southern Copper Corp.	2,550	67,983
Steel Dynamics, Inc.	4,710	91,751
Stepan Co.	536	24,136
Stillwater Mining Co. *	785	7,497
SunCoke Energy, Inc.	746	8,564
The Dow Chemical Co.	14,384	629,444
The Mosaic Co.	6,761	276,052
The Scotts Miracle-Gro Co., Class A	628	39,055
The Sherwin-Williams Co.	365	93,371
The Valspar Corp.	785	57,541
Tronox Ltd., Class A	801	6,448
United States Steel Corp.	4,640	76,003
Vulcan Materials Co.	817	76,488
W.R. Grace & Co. *	157	15,534
Westlake Chemical Corp.	314	17,342
WestRock Co.	3,186	189,089
Worthington Industries, Inc.	942	24,106
		8,231,501
Media 3.2%
AMC Networks, Inc., Class A *	157	11,364
Cablevision Systems Corp., Class A	4,651	117,066
CBS Corp., Class B Non-Voting Shares	5,825	263,523
Charter Communications, Inc., Class A *(b)	785	142,564
8    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cinemark Holdings, Inc.	1,381	49,094
Comcast Corp., Class A	20,914	1,178,086
Comcast Corp., Special Class A	814	46,593
Discovery Communications, Inc., Class A *	4,528	120,445
Discovery Communications, Inc., Class C *	5,345	135,549
DISH Network Corp., Class A *	1,479	87,660
DreamWorks Animation SKG, Inc., Class A *(b)	1,143	22,791
John Wiley & Sons, Inc., Class A	471	24,285
Liberty Media Corp., Class A *	817	30,433
Liberty Media Corp., Class C *	750	27,165
Lions Gate Entertainment Corp.	314	11,521
Live Nation Entertainment, Inc. *	1,038	25,556
Loral Space & Communications, Inc. *	434	23,527
Meredith Corp.	499	23,563
Morningstar, Inc.	94	7,499
National CineMedia, Inc.	953	12,532
News Corp., Class A *	8,698	118,554
News Corp., Class B *	814	11,258
Omnicom Group, Inc.	3,297	220,833
Regal Entertainment Group, Class A	1,570	29,861
Scholastic Corp.	942	40,704
Scripps Networks Interactive, Inc., Class A	724	38,437
Sinclair Broadcast Group, Inc., Class A	337	9,025
Sirius XM Holdings, Inc. *	6,793	25,915
Starz, Class A *	103	3,874
TEGNA, Inc.	3,430	81,600
The Interpublic Group of Cos., Inc.	4,463	84,261
The Madison Square Garden Co., Class A *	314	22,118
The New York Times Co., Class A	1,786	21,718
The Walt Disney Co.	13,032	1,327,700
Thomson Reuters Corp.	5,299	205,707
Time Warner Cable, Inc.	4,227	786,306
Time Warner, Inc.	12,490	888,039
Time, Inc.	1,441	29,930
Tribune Media Co., Class A	94	3,754
Twenty-First Century Fox, Inc., Class A	15,357	420,628
Twenty-First Century Fox, Inc., Class B	677	18,726
Viacom, Inc., Class B	7,419	302,473
		7,052,237
Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	6,852	427,633
Agilent Technologies, Inc.	2,694	97,819
Alexion Pharmaceuticals, Inc. *	157	27,034
Allergan plc *	452	137,290
Amgen, Inc.	6,933	1,052,291
Bio-Rad Laboratories, Inc., Class A *	278	38,734
Bio-Techne Corp.	157	14,833
Biogen, Inc. *	576	171,245
Bristol-Myers Squibb Co.	13,355	794,222
Bruker Corp. *	504	9,264
Celgene Corp. *	1,981	233,916
Charles River Laboratories International, Inc. *	843	58,074
Eli Lilly & Co.	10,597	872,663
Endo International plc *	799	61,523
Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	4,510	473,866
Hospira, Inc. *	1,114	100,227
Illumina, Inc. *	161	31,815
Impax Laboratories, Inc. *	471	19,292
Jazz Pharmaceuticals plc *	18	3,039
Johnson & Johnson	25,174	2,365,852
Mallinckrodt plc *	382	32,944
Merck & Co., Inc.	27,596	1,486,045
Mettler-Toledo International, Inc. *	206	61,089
Mylan N.V. *	2,208	109,495
Myriad Genetics, Inc. *(b)	417	15,662
PAREXEL International Corp. *	314	20,636
PDL BioPharma, Inc.	1,884	10,645
PerkinElmer, Inc.	1,099	53,499
Perrigo Co., plc	314	57,453
Pfizer, Inc.	82,765	2,666,688
QIAGEN N.V. *	942	24,699
Quintiles Transnational Holdings, Inc. *	198	14,753
Regeneron Pharmaceuticals, Inc. *	8	4,108
Thermo Fisher Scientific, Inc.	2,200	275,814
United Therapeutics Corp. *	157	23,647
Waters Corp. *	628	76,227
Zoetis, Inc.	2,687	120,566
		12,044,602
Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	512	44,027
Altisource Portfolio Solutions S.A. *(b)	84	2,260
American Campus Communities, Inc.	473	16,200
American Capital Agency Corp.	2,687	51,402
American Tower Corp.	1,170	107,862
Annaly Capital Management, Inc.	21,765	218,956
Anworth Mortgage Asset Corp.	1,570	7,897
Apartment Investment & Management Co., Class A	1,562	56,279
AvalonBay Communities, Inc.	471	77,743
BioMed Realty Trust, Inc.	1,589	29,396
Boston Properties, Inc.	797	90,364
Brandywine Realty Trust	1,727	20,931
Brixmor Property Group, Inc.	214	4,883
Camden Property Trust	471	33,926
Capstead Mortgage Corp.	942	9,816
CBL & Associates Properties, Inc.	1,643	24,448
CBRE Group, Inc., Class A *	1,413	45,244
Chambers Street Properties	318	2,153
Chimera Investment Corp.	1,368	19,166
Columbia Property Trust, Inc.	979	20,931
Corporate Office Properties Trust	1,262	26,540
Corrections Corp. of America	1,268	37,254
Crown Castle International Corp.	984	82,056
CubeSmart	110	2,782
DCT Industrial Trust, Inc.	395	12,683
DDR Corp.	1,570	24,005
DiamondRock Hospitality Co.	1,570	18,463
Digital Realty Trust, Inc.	785	49,706
Douglas Emmett, Inc.	628	17,352
Duke Realty Corp.	2,512	45,367
EastGroup Properties, Inc.	157	8,478
EPR Properties	314	15,979
Equinix, Inc.	159	42,893
Equity Commonwealth *	1,570	40,333
See financial notes    9

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Equity LifeStyle Properties, Inc.	560	31,226
Equity One, Inc.	696	16,363
Equity Residential	1,648	117,420
Essex Property Trust, Inc.	194	41,636
Extra Space Storage, Inc.	314	23,073
Federal Realty Investment Trust	314	40,531
Forest City Enterprises, Inc., Class A *	110	2,368
Franklin Street Properties Corp.	1,015	10,566
General Growth Properties, Inc.	2,379	60,379
Government Properties Income Trust	476	7,540
Hatteras Financial Corp.	948	15,386
HCP, Inc.	2,602	96,430
Health Care REIT, Inc.	949	60,119
Healthcare Realty Trust, Inc.	471	10,786
Healthcare Trust of America, Inc., Class A	488	11,717
Hersha Hospitality Trust	688	16,815
Highwoods Properties, Inc.	785	29,783
Home Properties, Inc.	314	23,302
Hospitality Properties Trust	1,884	48,456
Host Hotels & Resorts, Inc.	5,338	94,643
Invesco Mortgage Capital, Inc.	1,293	17,585
Investors Real Estate Trust	1,333	8,918
Iron Mountain, Inc.	2,697	76,433
Jones Lang LaSalle, Inc.	269	40,046
Kilroy Realty Corp.	314	20,366
Kimco Realty Corp.	2,983	68,758
Lamar Advertising Co., Class A	373	19,896
LaSalle Hotel Properties	628	19,757
Lexington Realty Trust	1,256	10,136
Liberty Property Trust	1,099	33,783
Mack-Cali Realty Corp.	1,727	32,347
Medical Properties Trust, Inc.	674	7,866
MFA Financial, Inc.	5,168	36,744
Mid-America Apartment Communities, Inc.	479	37,645
National Retail Properties, Inc.	475	16,506
New Residential Investment Corp.	339	4,800
NorthStar Realty Finance Corp.	628	8,823
Omega Healthcare Investors, Inc.	471	15,910
Outfront Media, Inc.	624	14,121
Pennsylvania Real Estate Investment Trust	628	12,460
PennyMac Mortgage Investment Trust	390	5,877
Piedmont Office Realty Trust, Inc., Class A	2,377	40,314
Plum Creek Timber Co., Inc.	1,948	74,979
Post Properties, Inc.	273	15,113
Potlatch Corp.	628	20,737
Prologis, Inc.	2,498	94,924
PS Business Parks, Inc.	157	11,455
Public Storage	628	126,398
Rayonier, Inc.	2,061	47,403
Realogy Holdings Corp. *	255	10,277
Realty Income Corp.	840	37,540
Redwood Trust, Inc.	942	13,744
Regency Centers Corp.	807	47,863
Retail Properties of America, Inc., Class A	1,126	15,370
RLJ Lodging Trust	839	23,106
Ryman Hospitality Properties, Inc.	314	16,086
Sabra Health Care REIT, Inc.	785	18,816
Security	Number of Shares	Value ($)
Senior Housing Properties Trust	1,327	20,834
Simon Property Group, Inc.	1,277	228,992
SL Green Realty Corp.	314	32,502
Sovran Self Storage, Inc.	157	14,088
Spirit Realty Capital, Inc.	258	2,477
Starwood Property Trust, Inc.	1,316	28,004
Sun Communities, Inc.	157	10,238
Sunstone Hotel Investors, Inc.	1,106	15,296
Tanger Factory Outlet Centers, Inc.	314	9,935
Taubman Centers, Inc.	314	21,663
The Geo Group, Inc.	471	14,144
The Macerich Co.	628	47,841
Two Harbors Investment Corp.	1,306	12,355
UDR, Inc.	1,771	57,203
Ventas, Inc.	1,413	77,743
Vornado Realty Trust	1,257	109,598
Washington Real Estate Investment Trust	471	11,587
Weingarten Realty Investors	942	29,805
Weyerhaeuser Co.	11,627	324,858
WP Carey, Inc.	314	18,046
		4,276,425
Retailing 5.5%
Aaron's, Inc.	2,041	76,844
Abercrombie & Fitch Co., Class A (b)	3,756	74,594
Advance Auto Parts, Inc.	523	91,656
Amazon.com, Inc. *	735	376,974
American Eagle Outfitters, Inc.	7,634	129,931
Asbury Automotive Group, Inc. *	322	25,944
Ascena Retail Group, Inc. *	3,073	37,086
AutoNation, Inc. *	1,278	76,476
AutoZone, Inc. *	157	112,410
Barnes & Noble, Inc.	1,201	18,748
Bed Bath & Beyond, Inc. *	3,646	226,453
Best Buy Co., Inc.	10,186	374,234
Big Lots, Inc.	2,217	106,394
Burlington Stores, Inc. *	352	18,688
Cabela's, Inc. *	388	17,448
Caleres, Inc.	1,099	36,597
CarMax, Inc. *	1,570	95,770
Chico's FAS, Inc.	3,232	48,189
Conn's, Inc. *(b)	62	1,851
Core-Mark Holding Co., Inc.	1,461	87,821
CST Brands, Inc.	4,462	154,921
Dick's Sporting Goods, Inc.	1,208	60,557
Dillard's, Inc., Class A	628	58,096
Dollar General Corp.	3,140	233,899
Dollar Tree, Inc. *	2,392	182,414
DSW, Inc., Class A	1,099	32,629
Expedia, Inc.	740	85,093
Express, Inc. *	1,727	35,231
Five Below, Inc. *	210	8,121
Foot Locker, Inc.	2,202	155,880
Fred's, Inc., Class A	1,570	20,598
GameStop Corp., Class A (b)	4,507	191,457
Genesco, Inc. *	314	18,805
Genuine Parts Co.	2,356	196,702
GNC Holdings, Inc., Class A	692	32,386
Group 1 Automotive, Inc.	628	54,887
Guess?, Inc.	2,648	58,547
10    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Haverty Furniture Cos., Inc.	117	2,704
Hibbett Sports, Inc. *	191	7,544
HSN, Inc.	314	19,094
J.C. Penney Co., Inc. *	23,241	211,725
Kohl's Corp.	6,792	346,596
L Brands, Inc.	2,259	189,530
Lands' End, Inc. *	121	3,078
Liberty Interactive Corp. QVC Group, Class A *	5,846	158,076
Liberty TripAdvisor Holdings, Inc., Class A *	100	2,537
Lithia Motors, Inc., Class A	314	33,472
LKQ Corp. *	1,488	44,625
Lowe's Cos., Inc.	16,518	1,142,550
Lumber Liquidators Holdings, Inc. *(b)	357	5,394
Macy's, Inc.	5,224	306,179
Monro Muffler Brake, Inc.	157	9,952
Murphy USA, Inc. *	4,210	215,173
Netflix, Inc. *	485	55,790
Nordstrom, Inc.	1,923	140,148
Nutrisystem, Inc.	996	27,868
O'Reilly Automotive, Inc. *	785	188,455
Office Depot, Inc. *	8,702	69,007
Outerwall, Inc. (b)	402	24,763
Penske Automotive Group, Inc.	785	39,721
Pier 1 Imports, Inc.	2,284	23,251
Pool Corp.	314	21,880
Rent-A-Center, Inc.	2,547	68,489
Restoration Hardware Holdings, Inc. *	27	2,497
Ross Stores, Inc.	3,566	173,379
Sally Beauty Holdings, Inc. *	632	16,520
Sears Holdings Corp. *(b)	3,140	83,775
Select Comfort Corp. *	314	7,646
Signet Jewelers Ltd.	693	95,634
Sonic Automotive, Inc., Class A	1,099	23,639
Stage Stores, Inc.	942	10,117
Staples, Inc.	27,456	390,150
Stein Mart, Inc.	665	7,142
Target Corp.	15,684	1,218,804
The Buckle, Inc. (b)	655	27,641
The Cato Corp., Class A	471	16,546
The Children's Place, Inc.	634	37,989
The Finish Line, Inc., Class A	942	24,841
The Gap, Inc.	6,323	207,458
The Home Depot, Inc.	14,816	1,725,471
The Men's Wearhouse, Inc.	1,099	62,039
The Pep Boys-Manny, Moe & Jack *	1,413	17,097
The Priceline Group, Inc. *	97	121,118
The TJX Cos., Inc.	7,496	527,119
Tiffany & Co.	799	65,718
Tractor Supply Co.	1,099	93,756
Travelport Worldwide Ltd. (b)	317	4,200
TripAdvisor, Inc. *	157	10,974
Tuesday Morning Corp. *	913	7,240
Ulta Salon, Cosmetics & Fragrance, Inc. *	327	51,695
Urban Outfitters, Inc. *	1,643	50,703
Vitamin Shoppe, Inc. *	323	11,563
Williams-Sonoma, Inc.	1,129	85,838
		12,150,241
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc. *(b)	17,393	31,481
Altera Corp.	2,041	99,091
Analog Devices, Inc.	2,453	137,025
Applied Materials, Inc.	14,078	226,445
Atmel Corp.	5,237	42,786
Avago Technologies Ltd.	696	87,675
Broadcom Corp., Class A	3,757	194,124
Brooks Automation, Inc.	1,256	13,037
Cabot Microelectronics Corp. *	697	30,236
Cirrus Logic, Inc. *	501	15,110
Cree, Inc. *(b)	402	10,942
Cypress Semiconductor Corp.	4,613	46,130
Diodes, Inc. *	471	9,274
Entegris, Inc. *	1,570	21,556
Fairchild Semiconductor International, Inc. *	2,116	28,778
First Solar, Inc. *	638	30,522
Freescale Semiconductor Ltd. *	357	12,756
Integrated Device Technology, Inc. *	1,195	22,693
Intel Corp.	77,541	2,213,020
Intersil Corp., Class A	2,364	24,917
KLA-Tencor Corp.	1,429	71,607
Lam Research Corp.	1,135	82,594
Linear Technology Corp.	1,570	63,240
Marvell Technology Group Ltd.	7,260	81,820
Maxim Integrated Products, Inc.	3,140	105,724
Microchip Technology, Inc.	1,727	73,397
Micron Technology, Inc. *	5,841	95,851
Microsemi Corp. *	793	25,186
MKS Instruments, Inc.	628	21,164
NVIDIA Corp.	4,038	90,774
OmniVision Technologies, Inc. *	628	15,009
ON Semiconductor Corp. *	4,082	39,003
Photronics, Inc. *	1,256	11,442
PMC-Sierra, Inc. *	1,413	8,888
Silicon Laboratories, Inc. *	471	20,479
Skyworks Solutions, Inc.	543	47,431
Synaptics, Inc. *	215	15,069
Teradyne, Inc.	1,570	28,323
Texas Instruments, Inc.	11,661	557,862
Xilinx, Inc.	1,926	80,680
		4,833,141
Software & Services 6.8%
Accenture plc, Class A	5,882	554,496
ACI Worldwide, Inc. *	477	10,174
Activision Blizzard, Inc.	6,083	174,156
Acxiom Corp. *	1,256	26,326
Adobe Systems, Inc. *	1,968	154,626
Akamai Technologies, Inc. *	793	56,549
Alliance Data Systems Corp. *	359	92,331
Amdocs Ltd.	2,198	125,748
ANSYS, Inc. *	345	30,567
Autodesk, Inc. *	1,256	58,718
Automatic Data Processing, Inc.	3,390	262,115
AVG Technologies N.V. *	128	2,961
Booz Allen Hamilton Holding Corp.	1,470	39,249
Broadridge Financial Solutions, Inc.	1,570	82,880
CA, Inc.	4,765	130,037
See financial notes    11

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CACI International, Inc., Class A *	634	49,718
Cadence Design Systems, Inc. *	785	15,716
Cardtronics, Inc. *	65	2,242
Cimpress N.V. *	314	21,974
Citrix Systems, Inc. *	785	53,466
Cognizant Technology Solutions Corp., Class A *	2,230	140,356
Computer Sciences Corp.	2,846	176,424
Convergys Corp.	2,355	53,223
CoreLogic, Inc. *	2,428	92,143
CSG Systems International, Inc.	785	24,264
DST Systems, Inc.	628	64,320
EarthLink Holdings Corp.	8,095	67,917
eBay, Inc. *	6,814	184,728
Electronic Arts, Inc. *	1,278	84,540
Euronet Worldwide, Inc. *	316	20,373
Everi Holdings, Inc. *	1,256	6,494
Facebook, Inc., Class A *	826	73,869
FactSet Research Systems, Inc.	314	49,587
Fair Isaac Corp.	424	36,282
Fidelity National Information Services, Inc.	3,140	216,848
Fiserv, Inc. *	2,230	190,152
FleetCor Technologies, Inc. *	67	9,994
Gartner, Inc. *	314	26,850
Genpact Ltd. *	1,103	25,369
Global Payments, Inc.	471	52,465
Google, Inc., Class A *	865	560,364
Google, Inc., Class C *	858	530,458
Heartland Payment Systems, Inc.	314	18,708
IAC/InterActiveCorp	1,137	79,363
International Business Machines Corp.	18,563	2,745,282
Intuit, Inc.	1,906	163,439
j2 Global, Inc.	314	21,848
Jack Henry & Associates, Inc.	471	32,009
Leidos Holdings, Inc.	2,752	115,804
LinkedIn Corp., Class A *	15	2,709
Manhattan Associates, Inc. *	628	36,725
ManTech International Corp., Class A	628	17,201
MasterCard, Inc., Class A	3,311	305,837
MAXIMUS, Inc.	471	28,519
Mentor Graphics Corp.	471	12,171
Microsoft Corp.	85,703	3,729,795
Monster Worldwide, Inc. *	6,294	45,757
NeuStar, Inc., Class A *(b)	1,728	48,298
Nuance Communications, Inc. *	1,105	18,199
Oracle Corp.	30,702	1,138,737
Paychex, Inc.	2,669	119,198
Progress Software Corp. *	471	12,759
PTC, Inc. *	628	20,799
Rackspace Hosting, Inc. *	316	9,610
Red Hat, Inc. *	342	24,696
Rovi Corp. *	1,103	12,210
salesforce.com, Inc. *	314	21,779
Science Applications International Corp.	938	45,746
Solera Holdings, Inc.	520	25,048
SS&C Technologies Holdings, Inc.	42	2,845
Sykes Enterprises, Inc. *	785	19,743
Symantec Corp.	9,770	200,187
Synopsys, Inc. *	947	44,443
Take-Two Interactive Software, Inc. *	785	22,867
Security	Number of Shares	Value ($)
Teradata Corp. *	1,665	48,668
The Western Union Co.	10,606	195,575
Total System Services, Inc.	2,041	93,539
Unisys Corp. *	942	12,406
United Online, Inc. *	239	2,603
Vantiv, Inc., Class A *	317	13,961
VeriFone Systems, Inc. *	826	25,804
VeriSign, Inc. *	942	64,941
Visa, Inc., Class A	4,710	335,823
VMware, Inc., Class A *	157	12,427
WebMD Health Corp. *	350	14,395
WEX, Inc. *	157	14,841
Xerox Corp.	25,007	254,321
Yahoo! Inc. *	3,962	127,735
		14,990,439
Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	942	15,091
Amphenol Corp., Class A	1,886	98,751
Anixter International, Inc. *	628	39,978
Apple, Inc.	24,046	2,711,427
ARRIS Group, Inc. *	1,099	29,036
Arrow Electronics, Inc. *	3,140	175,589
Avnet, Inc.	5,001	212,042
AVX Corp.	187	2,442
Belden, Inc.	320	16,125
Benchmark Electronics, Inc. *	1,884	40,261
Brocade Communications Systems, Inc.	4,239	45,145
CDW Corp.	489	19,438
Cisco Systems, Inc.	61,984	1,604,146
Cognex Corp.	314	11,166
Coherent, Inc. *	314	18,306
CommScope Holding Co., Inc. *	426	13,781
Comtech Telecommunications Corp.	471	12,566
Corning, Inc.	14,444	248,581
Diebold, Inc.	1,099	34,201
Dolby Laboratories, Inc., Class A	820	26,699
EchoStar Corp., Class A *	471	21,007
Electronics For Imaging, Inc. *	504	22,060
EMC Corp.	17,741	441,219
F5 Networks, Inc. *	314	38,123
Fabrinet *	480	9,542
FEI Co.	157	11,850
Finisar Corp. *	628	9,690
FLIR Systems, Inc.	1,602	45,865
Harmonic, Inc. *	406	2,343
Harris Corp.	2,286	175,610
Hewlett-Packard Co.	62,697	1,759,278
II-VI, Inc. *	131	2,213
Ingram Micro, Inc., Class A	9,426	255,068
Insight Enterprises, Inc. *	1,413	35,763
InterDigital, Inc.	314	15,534
IPG Photonics Corp. *	27	2,279
Itron, Inc. *	652	19,560
Jabil Circuit, Inc.	6,123	118,480
Juniper Networks, Inc.	5,856	150,558
Keysight Technologies, Inc. *	793	25,408
Knowles Corp. *(b)	565	9,198
Lexmark International, Inc., Class A	1,884	56,482
Littelfuse, Inc.	157	14,091
12    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Motorola Solutions, Inc.	3,217	208,526
MTS Systems Corp.	157	9,348
National Instruments Corp.	628	18,344
NCR Corp. *	1,413	35,452
NetApp, Inc.	2,642	84,438
NETGEAR, Inc. *	765	23,241
OSI Systems, Inc. *	157	11,467
Plantronics, Inc.	314	16,692
Plexus Corp. *	785	29,885
Polycom, Inc. *	2,940	31,634
QLogic Corp. *	2,983	30,844
QUALCOMM, Inc.	9,282	525,176
Rofin-Sinar Technologies, Inc. *	885	22,541
SanDisk Corp.	1,487	81,131
Sanmina Corp. *	2,061	39,654
ScanSource, Inc. *	628	23,990
SYNNEX Corp.	797	63,114
Tech Data Corp. *	3,140	204,854
Trimble Navigation Ltd. *	785	14,836
TTM Technologies, Inc. *	1,286	8,771
ViaSat, Inc. *	157	9,227
Viavi Solutions, Inc. *	2,512	13,489
Vishay Intertechnology, Inc.	3,297	32,574
Western Digital Corp.	2,034	166,707
Zebra Technologies Corp., Class A *	454	37,627
		10,359,554
Telecommunication Services 3.9%
AT&T, Inc.	158,136	5,250,115
CenturyLink, Inc.	12,770	345,301
Cincinnati Bell, Inc. *	8,660	29,704
Consolidated Communications Holdings, Inc.	628	12,252
Frontier Communications Corp.	30,314	153,692
General Communication, Inc., Class A *	157	2,645
Inteliquent, Inc.	494	9,050
Intelsat S.A. *(b)	956	9,245
Level 3 Communications, Inc. *	1,341	59,983
NTELOS Holdings Corp. *	1,695	15,543
SBA Communications Corp., Class A *	314	37,115
T-Mobile US, Inc. *	628	24,875
Telephone & Data Systems, Inc.	3,783	107,589
Verizon Communications, Inc.	54,146	2,491,257
Vonage Holdings Corp. *	3,690	20,479
Windstream Holdings, Inc. (b)	1,950	14,021
Zayo Group Holdings, Inc. *	96	2,685
		8,585,551
Transportation 1.8%
Alaska Air Group, Inc.	942	70,518
Allegiant Travel Co.	66	13,415
AMERCO	26	9,739
American Airlines Group, Inc.	854	33,289
ArcBest Corp.	640	18,483
Atlas Air Worldwide Holdings, Inc. *	480	19,829
Avis Budget Group, Inc. *	1,824	80,493
C.H. Robinson Worldwide, Inc.	2,844	191,771
Con-way, Inc.	1,099	38,685
Copa Holdings S.A., Class A (b)	134	6,870
CSX Corp.	13,606	372,532
Security	Number of Shares	Value ($)
Delta Air Lines, Inc.	1,117	48,902
Expeditors International of Washington, Inc.	2,754	134,863
FedEx Corp.	3,968	597,620
Forward Air Corp.	314	14,136
Genesee & Wyoming, Inc., Class A *	157	10,736
Hawaiian Holdings, Inc. *	496	11,239
Heartland Express, Inc.	785	15,888
Hertz Global Holdings, Inc. *	7,624	140,510
Hub Group, Inc., Class A *	628	23,669
J.B. Hunt Transport Services, Inc.	785	57,132
JetBlue Airways Corp. *	3,161	70,554
Kansas City Southern	438	40,620
Kirby Corp. *	286	20,172
Knight Transportation, Inc.	785	21,352
Landstar System, Inc.	628	41,574
Macquarie Infrastructure Corp.	100	7,872
Matson, Inc.	721	27,167
Navios Maritime Holdings, Inc.	2,289	6,432
Norfolk Southern Corp.	3,026	235,756
Old Dominion Freight Line, Inc. *	226	15,027
Republic Airways Holdings, Inc. *	1,671	5,147
Ryder System, Inc.	1,276	104,594
Saia, Inc. *	212	7,961
SkyWest, Inc.	4,167	66,255
Southwest Airlines Co.	1,016	37,287
Spirit Airlines, Inc. *	215	11,019
Swift Transportation Co. *	942	18,360
Union Pacific Corp.	6,866	588,691
United Continental Holdings, Inc. *	820	46,715
United Parcel Service, Inc., Class B	5,652	551,918
UTi Worldwide, Inc. *	4,024	28,651
Werner Enterprises, Inc.	1,099	29,113
Wesco Aircraft Holdings, Inc. *	303	4,254
		3,896,810
Utilities 4.3%
AES Corp.	19,796	237,552
AGL Resources, Inc.	1,267	77,274
ALLETE, Inc.	471	22,504
Alliant Energy Corp.	1,598	90,559
Ameren Corp.	5,495	221,394
American Electric Power Co., Inc.	7,696	417,816
American States Water Co.	314	11,854
American Water Works Co., Inc.	1,920	99,725
Aqua America, Inc.	943	23,914
Atmos Energy Corp.	1,727	94,622
Avista Corp.	942	29,569
Black Hills Corp.	471	18,736
California Water Service Group	471	9,717
Calpine Corp. *	5,726	91,272
CenterPoint Energy, Inc.	8,371	155,868
Cleco Corp.	903	48,383
CMS Energy Corp.	3,998	131,054
Consolidated Edison, Inc.	5,338	335,814
Dominion Resources, Inc.	6,636	462,861
DTE Energy Co.	2,862	223,408
Duke Energy Corp.	7,370	522,607
Dynegy, Inc. *	491	12,643
Edison International	4,934	288,540
El Paso Electric Co.	471	16,673
See financial notes    13

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Entergy Corp.	4,919	321,358
Eversource Energy	2,596	122,635
Exelon Corp.	19,668	604,988
FirstEnergy Corp.	11,518	368,115
Great Plains Energy, Inc.	2,366	58,961
Hawaiian Electric Industries, Inc.	1,615	45,656
IDACORP, Inc.	471	27,963
ITC Holdings Corp.	945	30,902
MDU Resources Group, Inc.	2,968	53,157
MGE Energy, Inc.	316	12,153
National Fuel Gas Co.	785	42,359
New Jersey Resources Corp.	1,256	35,507
NextEra Energy, Inc.	4,463	439,204
NiSource, Inc.	3,547	59,554
Northwest Natural Gas Co.	471	20,715
NorthWestern Corp.	471	24,322
NRG Energy, Inc.	7,527	149,938
OGE Energy Corp.	2,284	64,043
ONE Gas, Inc.	277	11,903
Otter Tail Corp.	1,121	28,933
Pepco Holdings, Inc.	4,714	108,328
PG&E Corp.	7,626	378,097
Piedmont Natural Gas Co., Inc.	942	36,342
Pinnacle West Capital Corp.	1,727	102,808
PNM Resources, Inc.	1,256	32,166
Portland General Electric Co.	1,270	43,866
PPL Corp.	8,878	275,129
Public Service Enterprise Group, Inc.	9,577	385,474
Questar Corp.	1,657	31,997
SCANA Corp.	2,041	107,949
Sempra Energy	2,724	258,371
South Jersey Industries, Inc.	628	15,135
Southwest Gas Corp.	628	34,597
TECO Energy, Inc.	4,239	89,316
The Empire District Electric Co.	628	13,596
The Laclede Group, Inc.	471	24,935
The Southern Co.	13,739	596,410
UGI Corp.	2,590	88,267
UIL Holdings Corp.	751	34,193
Vectren Corp.	1,256	50,529
WEC Energy Group, Inc.	3,987	189,981
Westar Energy, Inc.	2,086	76,243
WGL Holdings, Inc.	889	48,184
Xcel Energy, Inc.	7,536	254,189
		9,442,827
Total Common Stock
(Cost $222,526,397)		219,198,227

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	735	1,852
Total Rights
(Cost $1,852)		1,852

Security	Number of Shares	Value ($)
Other Investment Companies 0.5% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.01% (c)	441,752	441,752
Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	746,663	746,663
Total Other Investment Companies
(Cost $1,188,415)		1,188,415

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $223,731,993 and the unrealized appreciation and depreciation were $15,078,711 and ($18,422,210), respectively, with a net unrealized depreciation of ($3,343,499).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $749,488. Non-cash collateral pledged to the fund for securities on loan amounted to $27,521.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $1,852 or 0.0% of net assets.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	6	590,760	(23,189)
14    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	736,722,324	686,681,938
0.3%	Other Investment Companies	2,093,038	2,093,038
99.8%	Total Investments	738,815,362	688,774,976
0.2%	Other Assets and Liabilities, Net		1,318,433
100.0%	Net Assets		690,093,409

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.2%
BorgWarner, Inc.	6,045	263,804
Dana Holding Corp.	8,536	149,721
Delphi Automotive plc	5,852	441,943
Ford Motor Co.	162,322	2,251,406
General Motors Co.	79,254	2,333,238
Harley-Davidson, Inc.	7,065	395,993
Johnson Controls, Inc.	31,103	1,279,577
Lear Corp.	4,482	460,705
The Goodyear Tire & Rubber Co.	10,337	307,733
Visteon Corp. *	2,464	245,562
		8,129,682
Banks 5.8%
Bank of America Corp.	467,172	7,633,590
BB&T Corp.	27,081	999,830
CIT Group, Inc.	6,272	272,456
Citigroup, Inc.	98,936	5,291,097
Citizens Financial Group, Inc.	1,757	43,609
Comerica, Inc.	6,077	267,388
Fifth Third Bancorp	32,413	645,667
Hudson City Bancorp, Inc.	27,152	252,514
Huntington Bancshares, Inc.	20,910	228,128
JPMorgan Chase & Co.	155,511	9,968,255
KeyCorp	33,955	466,542
M&T Bank Corp.	3,828	452,623
New York Community Bancorp, Inc.	20,622	364,185
People's United Financial, Inc.	12,939	200,554
Popular, Inc. *	5,259	154,404
Regions Financial Corp.	57,485	551,281
SunTrust Banks, Inc.	21,169	854,593
The PNC Financial Services Group, Inc.	16,371	1,491,725
Security	Number of Shares	Value ($)
U.S. Bancorp	49,716	2,105,473
Wells Fargo & Co.	139,544	7,441,881
		39,685,795
Capital Goods 7.5%
3M Co.	20,027	2,846,638
AECOM *	9,714	267,135
AGCO Corp.	7,213	353,725
AMETEK, Inc.	4,446	239,284
Armstrong World Industries, Inc. *	4,074	226,555
Carlisle Cos., Inc.	1,994	200,796
Caterpillar, Inc.	27,528	2,104,240
Chicago Bridge & Iron Co. N.V. (b)	3,315	146,788
Cummins, Inc.	7,366	896,810
Danaher Corp.	11,354	988,025
Deere & Co.	19,559	1,599,535
Dover Corp.	7,567	468,776
Eaton Corp. plc	13,996	798,612
EMCOR Group, Inc.	4,428	204,087
Emerson Electric Co.	37,643	1,796,324
Fastenal Co.	7,687	296,257
Flowserve Corp.	6,650	300,114
Fluor Corp.	16,703	761,991
Fortune Brands Home & Security, Inc.	4,575	218,914
General Dynamics Corp.	14,123	2,005,890
General Electric Co.	380,045	9,432,717
Honeywell International, Inc.	19,479	1,933,680
Hubbell, Inc., Class B	1,968	194,183
Illinois Tool Works, Inc.	14,968	1,265,245
Ingersoll-Rand plc	11,072	612,171
Jacobs Engineering Group, Inc. *	10,909	440,833
Joy Global, Inc.	6,455	156,340
KBR, Inc.	26,851	468,281
Kennametal, Inc.	5,470	166,835
L-3 Communications Holdings, Inc.	9,334	984,457
Lincoln Electric Holdings, Inc.	2,958	173,487
Lockheed Martin Corp.	11,474	2,308,339
Northrop Grumman Corp.	14,996	2,455,445
NOW, Inc. *(b)	2,226	37,976
Oshkosh Corp.	6,484	272,652
Owens Corning	8,135	360,299
PACCAR, Inc.	12,838	757,057
Parker-Hannifin Corp.	7,373	793,777
Pentair plc	4,521	249,966
Precision Castparts Corp.	2,814	647,923
Quanta Services, Inc. *	9,471	229,577
Raytheon Co.	18,640	1,911,718
Rockwell Automation, Inc.	3,276	366,355
Rockwell Collins, Inc.	5,233	428,321
Roper Technologies, Inc.	1,476	239,245
Snap-on, Inc.	1,476	235,821
SPX Corp.	3,095	181,769
Stanley Black & Decker, Inc.	5,427	550,949
Textron, Inc.	10,696	415,005
The Boeing Co.	15,281	1,996,921
The Timken Co.	5,764	183,007
TransDigm Group, Inc. *	775	178,118
Trinity Industries, Inc.	5,325	143,722
United Rentals, Inc. *	2,972	206,049
United Technologies Corp.	36,162	3,312,801
W.W. Grainger, Inc.	2,505	559,717
See financial notes    15

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
WESCO International, Inc. *	2,481	138,862
Xylem, Inc.	5,904	191,585
		51,901,701
Commercial & Professional Services 0.8%
Cintas Corp.	4,472	380,075
Equifax, Inc.	2,542	248,862
ManpowerGroup, Inc.	7,950	690,855
Nielsen Holdings plc	6,266	283,411
Pitney Bowes, Inc.	16,704	330,906
R.R. Donnelley & Sons Co.	22,861	358,918
Republic Services, Inc.	13,766	564,131
Robert Half International, Inc.	5,932	302,710
The ADT Corp.	9,855	323,047
The Dun & Bradstreet Corp.	1,971	208,867
Towers Watson & Co., Class A	1,433	170,140
Tyco International plc	13,823	501,636
Verisk Analytics, Inc. *	2,475	180,873
Waste Management, Inc.	24,780	1,240,487
		5,784,918
Consumer Durables & Apparel 1.1%
Coach, Inc.	22,669	685,737
Fossil Group, Inc. *	2,527	155,613
Garmin Ltd.	5,415	203,658
Hasbro, Inc.	5,970	445,302
Jarden Corp. *	5,651	290,122
Leggett & Platt, Inc.	7,604	337,770
Mattel, Inc.	20,861	488,773
Mohawk Industries, Inc. *	1,640	323,031
Newell Rubbermaid, Inc.	9,408	396,359
NIKE, Inc., Class B	19,562	2,186,054
NVR, Inc. *	191	290,310
Polaris Industries, Inc.	1,223	158,831
PVH Corp.	1,877	223,326
Ralph Lauren Corp.	2,909	323,452
Tupperware Brands Corp.	2,623	134,376
VF Corp.	8,393	607,905
Whirlpool Corp.	3,728	626,677
		7,877,296
Consumer Services 1.8%
Apollo Education Group, Inc. *	19,051	211,657
Aramark	2,400	75,216
Brinker International, Inc.	3,979	211,404
Carnival Corp.	20,622	1,015,221
Chipotle Mexican Grill, Inc. *	308	218,683
Darden Restaurants, Inc.	6,971	474,098
DeVry Education Group, Inc.	4,444	116,255
Graham Holdings Co., Class B	235	155,467
H&R Block, Inc.	8,367	284,645
Las Vegas Sands Corp.	7,281	336,601
Marriott International, Inc., Class A	4,578	323,481
McDonald's Corp.	49,840	4,735,797
MGM Resorts International *	10,271	209,836
Royal Caribbean Cruises Ltd.	4,566	402,538
Starbucks Corp.	21,959	1,201,377
Starwood Hotels & Resorts Worldwide, Inc.	4,926	352,061
Wyndham Worldwide Corp.	5,423	414,751
Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	3,379	253,594
Yum! Brands, Inc.	14,306	1,141,190
		12,133,872
Diversified Financials 3.3%
Ally Financial, Inc. *	20,091	439,189
American Express Co.	29,270	2,245,594
Ameriprise Financial, Inc.	4,927	555,125
Berkshire Hathaway, Inc., Class B *	40,774	5,465,347
BlackRock, Inc.	1,967	594,958
Capital One Financial Corp.	21,302	1,656,231
CME Group, Inc.	6,971	658,341
Discover Financial Services	13,085	703,057
Franklin Resources, Inc.	14,368	583,053
Invesco Ltd.	8,887	303,136
Legg Mason, Inc.	6,957	308,404
Leucadia National Corp.	9,846	211,295
McGraw Hill Financial, Inc.	7,599	737,027
Moody's Corp.	2,977	304,577
Morgan Stanley	30,233	1,041,527
Northern Trust Corp.	5,516	385,237
PHH Corp. *	9,963	161,401
SLM Corp. *	23,641	200,476
State Street Corp.	9,840	707,693
T. Rowe Price Group, Inc.	7,957	571,949
The Bank of New York Mellon Corp.	24,291	966,782
The Charles Schwab Corp. (a)	13,004	395,062
The Goldman Sachs Group, Inc.	16,254	3,065,504
The NASDAQ OMX Group, Inc.	5,121	262,144
Voya Financial, Inc.	1,280	55,142
		22,578,251
Energy 13.3%
Anadarko Petroleum Corp.	15,889	1,137,335
Apache Corp.	26,085	1,180,085
Baker Hughes, Inc.	21,191	1,186,696
California Resources Corp.	13,933	54,060
Cameron International Corp. *	8,751	584,217
Chesapeake Energy Corp. (b)	44,544	347,889
Chevron Corp.	181,258	14,680,085
Cimarex Energy Co.	1,876	207,317
ConocoPhillips	134,092	6,590,622
CONSOL Energy, Inc. (b)	10,932	166,494
Delek US Holdings, Inc.	4,964	152,693
Denbury Resources, Inc.	30,840	133,846
Devon Energy Corp.	25,680	1,095,509
Diamond Offshore Drilling, Inc. (b)	12,410	294,241
Energen Corp.	2,721	141,492
Ensco plc, Class A	16,076	291,136
EOG Resources, Inc.	10,346	810,195
EQT Corp.	2,533	197,118
Exxon Mobil Corp.	394,109	29,652,761
FMC Technologies, Inc. *	6,527	227,009
Halliburton Co.	39,657	1,560,503
Helmerich & Payne, Inc.	3,577	211,079
Hess Corp.	26,293	1,563,119
HollyFrontier Corp.	18,624	872,721
Kinder Morgan, Inc.	17,237	558,651
Marathon Oil Corp.	65,837	1,138,322
Marathon Petroleum Corp.	48,241	2,282,282
16    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Murphy Oil Corp.	26,218	812,758
Nabors Industries Ltd.	30,487	351,820
National Oilwell Varco, Inc.	22,293	943,663
Newfield Exploration Co. *	6,966	232,037
Noble Corp. plc	27,946	363,857
Noble Energy, Inc.	10,329	345,092
Occidental Petroleum Corp.	43,223	3,155,711
Oceaneering International, Inc.	3,118	136,631
ONEOK, Inc.	8,060	290,241
Patterson-UTI Energy, Inc.	12,969	211,135
Peabody Energy Corp. (b)	79,080	213,516
Phillips 66	69,736	5,514,026
Pioneer Natural Resources Co.	1,637	201,449
QEP Resources, Inc.	12,365	173,605
Schlumberger Ltd.	40,716	3,150,197
Seadrill Ltd. (b)	52,113	418,989
Southwestern Energy Co. *	11,077	179,890
Spectra Energy Corp.	23,274	676,575
Superior Energy Services, Inc.	7,495	119,245
Tesoro Corp.	11,151	1,026,003
The Williams Cos., Inc.	13,866	668,341
Valero Energy Corp.	64,722	3,840,603
Weatherford International plc *	43,550	442,032
Whiting Petroleum Corp. *	4,454	86,096
World Fuel Services Corp.	14,109	545,313
		91,416,302
Food & Staples Retailing 4.3%
Casey's General Stores, Inc.	2,952	312,499
Costco Wholesale Corp.	24,403	3,417,640
CVS Health Corp.	71,534	7,325,082
Sysco Corp.	46,826	1,866,953
The Kroger Co.	66,477	2,293,456
United Natural Foods, Inc. *	3,100	149,265
Wal-Mart Stores, Inc.	144,078	9,326,169
Walgreens Boots Alliance, Inc.	47,688	4,127,396
Whole Foods Market, Inc.	14,538	476,265
		29,294,725
Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	63,059	3,378,701
Archer-Daniels-Midland Co.	58,540	2,633,715
Brown-Forman Corp., Class B	3,928	385,337
Bunge Ltd.	19,384	1,404,371
Campbell Soup Co.	8,898	427,015
Coca-Cola Enterprises, Inc.	15,959	821,729
ConAgra Foods, Inc.	23,730	989,066
Constellation Brands, Inc., Class A	2,493	319,104
Dr. Pepper Snapple Group, Inc.	8,287	635,862
General Mills, Inc.	28,098	1,594,843
Hormel Foods Corp.	4,920	300,612
Ingredion, Inc.	3,460	298,736
Kellogg Co.	10,964	726,694
McCormick & Co., Inc. Non-Voting Shares	4,010	317,913
Mead Johnson Nutrition Co.	2,455	192,325
Molson Coors Brewing Co., Class B	3,763	256,223
Mondelez International, Inc., Class A	63,370	2,684,353
Monster Beverage Corp. *	1,770	245,074
PepsiCo, Inc.	56,322	5,234,003
Security	Number of Shares	Value ($)
Philip Morris International, Inc.	78,713	6,281,297
Reynolds American, Inc.	15,861	1,328,359
The Coca-Cola Co.	128,466	5,051,283
The Hershey Co.	3,437	307,680
The J.M. Smucker Co.	5,722	673,594
The Kraft Heinz Co.	16,809	1,221,342
Tyson Foods, Inc., Class A	25,490	1,077,717
		38,786,948
Health Care Equipment & Services 6.0%
Abbott Laboratories	38,464	1,742,035
Aetna, Inc.	20,142	2,306,662
AmerisourceBergen Corp.	11,731	1,173,569
Anthem, Inc.	30,960	4,366,908
Baxter International, Inc.	24,519	942,755
Becton Dickinson & Co.	9,005	1,269,885
Boston Scientific Corp. *	40,701	681,335
C.R. Bard, Inc.	2,970	575,556
Cardinal Health, Inc.	24,202	1,991,098
Centene Corp. *	2,978	183,802
Cerner Corp. *	2,617	161,626
Cigna Corp.	5,545	780,680
Community Health Systems, Inc. *	8,472	454,946
DaVita HealthCare Partners, Inc. *	4,056	306,796
DENTSPLY International, Inc.	3,936	206,286
Express Scripts Holding Co. *	24,384	2,038,502
HCA Holdings, Inc. *	22,153	1,918,893
Health Net, Inc. *	9,012	577,309
Henry Schein, Inc. *	2,952	403,863
Humana, Inc.	9,835	1,797,740
Intuitive Surgical, Inc. *	430	219,708
Laboratory Corp. of America Holdings *	3,475	409,390
LifePoint Health, Inc. *	2,841	221,967
Magellan Health, Inc. *	3,928	219,968
McKesson Corp.	11,885	2,348,238
Medtronic plc	39,851	2,880,829
Owens & Minor, Inc.	8,541	290,309
Patterson Cos., Inc.	4,920	225,484
Quest Diagnostics, Inc.	10,802	732,376
ResMed, Inc.	2,762	143,458
St. Jude Medical, Inc.	11,010	779,618
Stryker Corp.	9,861	972,788
Tenet Healthcare Corp. *	4,956	243,984
UnitedHealth Group, Inc.	51,897	6,004,483
Universal Health Services, Inc., Class B	2,198	301,434
Varian Medical Systems, Inc. *	3,453	280,556
WellCare Health Plans, Inc. *	2,952	267,658
Zimmer Biomet Holdings, Inc.	7,437	770,176
		41,192,670
Household & Personal Products 2.1%
Avon Products, Inc.	56,534	293,411
Church & Dwight Co., Inc.	3,513	303,102
Colgate-Palmolive Co.	28,719	1,803,840
Edgewell Personal Care Co.	1,968	173,302
Herbalife Ltd. *	5,855	337,072
Kimberly-Clark Corp.	13,625	1,451,471
The Clorox Co.	4,935	548,624
See financial notes    17

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	4,432	353,541
The Procter & Gamble Co.	132,128	9,337,486
		14,601,849
Insurance 3.6%
ACE Ltd.	9,700	990,952
Aflac, Inc.	19,448	1,139,653
Alleghany Corp. *	226	106,172
American Financial Group, Inc.	4,689	323,822
American International Group, Inc.	34,811	2,100,496
Aon plc	7,365	688,185
Arch Capital Group Ltd. *	5,904	403,125
Arthur J. Gallagher & Co.	3,333	145,719
Assurant, Inc.	6,972	518,368
Axis Capital Holdings Ltd.	7,926	443,856
Cincinnati Financial Corp.	6,396	334,703
Everest Re Group Ltd.	1,980	348,104
First American Financial Corp.	5,338	207,435
FNF Group	10,820	393,956
Genworth Financial, Inc., Class A *	34,745	179,979
HCC Insurance Holdings, Inc.	4,475	345,783
Lincoln National Corp.	6,420	326,072
Loews Corp.	18,735	682,891
Marsh & McLennan Cos., Inc.	14,738	791,873
MetLife, Inc.	23,238	1,164,224
Old Republic International Corp.	11,592	182,110
PartnerRe Ltd.	3,934	544,505
Principal Financial Group, Inc.	6,888	346,811
Prudential Financial, Inc.	12,531	1,011,252
Reinsurance Group of America, Inc.	2,475	224,928
RenaissanceRe Holdings Ltd.	3,942	401,887
The Allstate Corp.	17,300	1,008,244
The Chubb Corp.	16,232	1,960,988
The Hartford Financial Services Group, Inc.	21,604	992,704
The Progressive Corp.	33,970	1,017,741
The Travelers Cos., Inc.	35,655	3,549,455
Torchmark Corp.	5,904	345,148
Unum Group	16,841	564,847
Validus Holdings Ltd.	3,774	167,113
W.R. Berkley Corp.	6,428	348,912
White Mountains Insurance Group Ltd.	416	299,233
XL Group plc	10,357	386,212
		24,987,458
Materials 3.5%
Air Products & Chemicals, Inc.	6,319	881,690
Airgas, Inc.	2,953	285,023
Albemarle Corp.	4,611	208,463
Alcoa, Inc.	67,795	640,663
Allegheny Technologies, Inc.	7,886	152,279
AptarGroup, Inc.	3,164	213,127
Ashland, Inc.	2,511	263,580
Avery Dennison Corp.	6,061	352,023
Ball Corp.	6,695	441,267
Bemis Co., Inc.	5,931	251,593
Celanese Corp., Series A	4,371	265,057
CF Industries Holdings, Inc.	9,850	565,193
Cliffs Natural Resources, Inc. (b)	59,868	237,676
Commercial Metals Co.	15,467	242,832
Security	Number of Shares	Value ($)
Cytec Industries, Inc.	3,153	233,953
Domtar Corp.	10,280	413,359
E.I. du Pont de Nemours & Co.	26,528	1,366,192
Eastman Chemical Co.	5,894	427,079
Ecolab, Inc.	4,162	454,241
FMC Corp.	4,070	172,202
Freeport-McMoRan, Inc.	105,437	1,121,850
Graphic Packaging Holding Co.	12,543	176,856
Huntsman Corp.	10,824	178,921
International Flavors & Fragrances, Inc.	2,000	219,100
International Paper Co.	21,617	932,557
LyondellBasell Industries N.V., Class A	22,884	1,953,836
Monsanto Co.	12,932	1,262,810
Newmont Mining Corp.	48,556	828,851
Nucor Corp.	22,849	989,133
Owens-Illinois, Inc. *	10,345	215,693
Packaging Corp. of America	2,500	167,775
PPG Industries, Inc.	7,906	753,363
Praxair, Inc.	9,927	1,049,780
Reliance Steel & Aluminum Co.	6,554	380,918
RPM International, Inc.	4,920	215,742
Sigma-Aldrich Corp.	2,530	352,707
Sonoco Products Co.	5,904	232,145
Southern Copper Corp.	7,921	211,174
Steel Dynamics, Inc.	16,236	316,277
The Dow Chemical Co.	48,497	2,122,229
The Mosaic Co.	23,579	962,731
The Sherwin-Williams Co.	1,494	382,180
The Valspar Corp.	3,243	237,712
United States Steel Corp.	14,181	232,285
Vulcan Materials Co.	3,005	281,328
WestRock Co.	10,143	601,987
		24,447,432
Media 3.3%
Cablevision Systems Corp., Class A	16,109	405,464
CBS Corp., Class B Non-Voting Shares	19,664	889,599
Charter Communications, Inc., Class A *(b)	2,270	412,255
Comcast Corp., Class A	71,468	4,025,793
Comcast Corp., Special Class A	2,994	171,377
Discovery Communications, Inc., Class A *	15,924	423,578
Discovery Communications, Inc., Class C *	17,347	439,920
DISH Network Corp., Class A *	4,819	285,622
Liberty Media Corp., Class A *	3,217	119,833
Liberty Media Corp., Class C *	3,391	122,822
News Corp., Class A *	30,677	418,128
News Corp., Class B *	2,132	29,486
Omnicom Group, Inc.	11,784	789,292
Scripps Networks Interactive, Inc., Class A	3,138	166,596
TEGNA, Inc.	12,503	297,446
The Interpublic Group of Cos., Inc.	15,085	284,805
The Walt Disney Co.	44,829	4,567,179
Thomson Reuters Corp.	18,167	705,243
Time Warner Cable, Inc.	14,767	2,746,957
Time Warner, Inc.	43,307	3,079,128
Time, Inc.	3,107	64,532
18    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	51,643	1,414,502
Twenty-First Century Fox, Inc., Class B	2,405	66,522
Viacom, Inc., Class B	25,542	1,041,347
		22,967,426
Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	22,731	1,418,642
Agilent Technologies, Inc.	9,921	360,231
Allergan plc *	1,421	431,615
Amgen, Inc.	24,176	3,669,433
Biogen, Inc. *	1,783	530,086
Bristol-Myers Squibb Co.	46,903	2,789,321
Celgene Corp. *	7,294	861,276
Eli Lilly & Co.	36,932	3,041,350
Gilead Sciences, Inc.	15,834	1,663,678
Hospira, Inc. *	3,520	316,694
Johnson & Johnson	86,469	8,126,357
Merck & Co., Inc.	95,093	5,120,758
Mettler-Toledo International, Inc. *	574	170,220
Mylan N.V. *	7,544	374,107
Perrigo Co., plc	1,082	197,974
Pfizer, Inc.	285,964	9,213,760
Thermo Fisher Scientific, Inc.	7,380	925,231
Waters Corp. *	2,464	299,080
Zoetis, Inc.	7,913	355,056
		39,864,869
Real Estate 1.2%
American Capital Agency Corp.	9,658	184,758
American Tower Corp.	4,135	381,206
Annaly Capital Management, Inc.	74,828	752,770
AvalonBay Communities, Inc.	1,572	259,474
Boston Properties, Inc.	2,530	286,851
Corrections Corp. of America	5,613	164,910
Crown Castle International Corp.	3,455	288,112
Digital Realty Trust, Inc.	2,893	183,185
Equity Residential	6,004	427,785
General Growth Properties, Inc.	8,958	227,354
HCP, Inc.	9,822	364,003
Health Care REIT, Inc.	3,620	229,327
Hospitality Properties Trust	6,396	164,505
Host Hotels & Resorts, Inc.	16,495	292,456
Iron Mountain, Inc.	9,376	265,716
Kimco Realty Corp.	8,384	193,251
Plum Creek Timber Co., Inc.	6,493	249,916
Prologis, Inc.	6,476	246,088
Public Storage	2,062	415,019
Simon Property Group, Inc.	4,440	796,181
The Macerich Co.	2,467	187,936
Ventas, Inc.	5,514	303,380
Vornado Realty Trust	4,428	386,077
Weyerhaeuser Co.	39,332	1,098,936
		8,349,196
Retailing 5.5%
Aaron's, Inc.	6,964	262,195
Abercrombie & Fitch Co., Class A (b)	12,158	241,458
Advance Auto Parts, Inc.	1,622	284,255
Amazon.com, Inc. *	2,468	1,265,812
American Eagle Outfitters, Inc.	22,216	378,116
Security	Number of Shares	Value ($)
AutoNation, Inc. *	4,535	271,374
AutoZone, Inc. *	504	360,859
Bed Bath & Beyond, Inc. *	13,342	828,672
Best Buy Co., Inc.	35,093	1,289,317
Big Lots, Inc.	6,900	331,131
CarMax, Inc. *	4,821	294,081
Chico's FAS, Inc.	10,737	160,089
Core-Mark Holding Co., Inc.	4,035	242,544
CST Brands, Inc.	15,361	533,334
Dick's Sporting Goods, Inc.	4,568	228,994
Dillard's, Inc., Class A	2,050	189,645
Dollar General Corp.	11,336	844,419
Dollar Tree, Inc. *	9,437	719,666
Expedia, Inc.	2,008	230,900
Foot Locker, Inc.	7,006	495,955
GameStop Corp., Class A (b)	14,771	627,472
Genuine Parts Co.	7,873	657,317
Guess?, Inc.	9,883	218,513
J.C. Penney Co., Inc. *	75,375	686,666
Kohl's Corp.	24,292	1,239,621
L Brands, Inc.	8,080	677,912
Liberty Interactive Corp. QVC Group, Class A *	20,150	544,856
LKQ Corp. *	5,820	174,542
Lowe's Cos., Inc.	57,904	4,005,220
Macy's, Inc.	17,707	1,037,807
Murphy USA, Inc. *	13,196	674,447
Nordstrom, Inc.	6,384	465,266
O'Reilly Automotive, Inc. *	2,686	644,828
Office Depot, Inc. *	23,281	184,618
Rent-A-Center, Inc.	9,117	245,156
Ross Stores, Inc.	10,628	516,733
Signet Jewelers Ltd.	2,509	346,242
Staples, Inc.	95,367	1,355,165
Target Corp.	54,201	4,211,960
The Gap, Inc.	20,666	678,051
The Home Depot, Inc.	51,487	5,996,176
The Priceline Group, Inc. *	373	465,743
The TJX Cos., Inc.	26,070	1,833,242
Tiffany & Co.	2,781	228,737
Tractor Supply Co.	3,541	302,083
Urban Outfitters, Inc. *	5,903	182,167
Williams-Sonoma, Inc.	3,936	299,254
		37,952,610
Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	6,106	296,446
Analog Devices, Inc.	7,635	426,491
Applied Materials, Inc.	45,475	731,465
Avago Technologies Ltd.	2,070	260,758
Broadcom Corp., Class A	11,644	601,646
Intel Corp.	268,304	7,657,396
KLA-Tencor Corp.	6,409	321,155
Lam Research Corp.	3,530	256,878
Linear Technology Corp.	5,913	238,176
Marvell Technology Group Ltd.	27,860	313,982
Maxim Integrated Products, Inc.	12,533	421,986
Microchip Technology, Inc.	5,904	250,920
Micron Technology, Inc. *	20,140	330,497
NVIDIA Corp.	13,031	292,937
See financial notes    19

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Texas Instruments, Inc.	39,134	1,872,171
Xilinx, Inc.	8,466	354,641
		14,627,545
Software & Services 6.9%
Accenture plc, Class A	20,217	1,905,857
Activision Blizzard, Inc.	21,565	617,406
Adobe Systems, Inc. *	6,953	546,297
Akamai Technologies, Inc. *	2,517	179,487
Alliance Data Systems Corp. *	1,284	330,232
Amdocs Ltd.	7,411	423,983
Autodesk, Inc. *	3,517	164,420
Automatic Data Processing, Inc.	12,817	991,011
Booz Allen Hamilton Holding Corp.	7,409	197,820
Broadridge Financial Solutions, Inc.	4,920	259,727
CA, Inc.	16,288	444,500
CACI International, Inc., Class A *	1,966	154,174
Citrix Systems, Inc. *	3,537	240,905
Cognizant Technology Solutions Corp., Class A *	8,543	537,696
Computer Sciences Corp.	9,685	600,373
CoreLogic, Inc. *	6,433	244,132
DST Systems, Inc.	1,548	158,546
eBay, Inc. *	22,329	605,339
Electronic Arts, Inc. *	3,734	247,004
Facebook, Inc., Class A *	3,212	287,249
Fidelity National Information Services, Inc.	11,430	789,356
Fiserv, Inc. *	6,914	589,557
Global Payments, Inc.	1,787	199,054
Google, Inc., Class A *	2,946	1,908,478
Google, Inc., Class C *	3,015	1,864,024
IAC/InterActiveCorp	3,975	277,455
International Business Machines Corp.	63,883	9,447,657
Intuit, Inc.	6,712	575,554
Leidos Holdings, Inc.	8,390	353,051
MasterCard, Inc., Class A	11,748	1,085,163
Microsoft Corp.	295,543	12,862,031
Oracle Corp.	106,056	3,933,617
Paychex, Inc.	9,355	417,794
Symantec Corp.	32,414	664,163
Teradata Corp. *	5,936	173,509
The Western Union Co.	36,025	664,301
Total System Services, Inc.	5,294	242,624
Visa, Inc., Class A	17,133	1,221,583
Xerox Corp.	85,518	869,718
Yahoo! Inc. *	12,527	403,871
		47,678,718
Technology Hardware & Equipment 4.7%
Amphenol Corp., Class A	6,894	360,970
Anixter International, Inc. *	2,630	167,426
Apple, Inc.	82,932	9,351,412
Arrow Electronics, Inc. *	10,965	613,163
Avnet, Inc.	16,214	687,473
Cisco Systems, Inc.	212,991	5,512,207
Corning, Inc.	50,899	875,972
EMC Corp.	61,071	1,518,836
FLIR Systems, Inc.	5,672	162,389
Harris Corp.	7,624	585,676
Security	Number of Shares	Value ($)
Hewlett-Packard Co.	216,346	6,070,669
Ingram Micro, Inc., Class A	32,929	891,059
Jabil Circuit, Inc.	19,316	373,765
Juniper Networks, Inc.	20,697	532,120
Keysight Technologies, Inc. *	1,816	58,185
Lexmark International, Inc., Class A	5,964	178,801
Motorola Solutions, Inc.	10,874	704,853
NetApp, Inc.	8,257	263,894
QUALCOMM, Inc.	32,273	1,826,006
SanDisk Corp.	4,928	268,872
SYNNEX Corp.	3,082	244,063
Tech Data Corp. *	9,972	650,573
Vishay Intertechnology, Inc.	14,239	140,681
Western Digital Corp.	6,835	560,196
		32,599,261
Telecommunication Services 4.2%
AT&T, Inc.	544,275	18,069,930
CenturyLink, Inc.	42,938	1,161,044
Frontier Communications Corp.	96,548	489,498
Telephone & Data Systems, Inc.	13,067	371,625
Verizon Communications, Inc.	185,955	8,555,790
Windstream Holdings, Inc. (b)	14,051	101,027
		28,748,914
Transportation 1.6%
Alaska Air Group, Inc.	2,895	216,720
Avis Budget Group, Inc. *	6,922	305,468
C.H. Robinson Worldwide, Inc.	9,605	647,665
CSX Corp.	46,960	1,285,765
Delta Air Lines, Inc.	3,389	148,370
Expeditors International of Washington, Inc.	10,347	506,692
FedEx Corp.	13,803	2,078,870
Hertz Global Holdings, Inc. *	25,404	468,196
J.B. Hunt Transport Services, Inc.	2,460	179,039
JetBlue Airways Corp. *	8,713	194,474
Kansas City Southern	1,768	163,964
Norfolk Southern Corp.	10,814	842,519
Ryder System, Inc.	4,001	327,962
Union Pacific Corp.	23,456	2,011,117
United Parcel Service, Inc., Class B	19,992	1,952,219
		11,329,040
Utilities 4.3%
AES Corp.	69,103	829,236
AGL Resources, Inc.	4,707	287,080
Alliant Energy Corp.	5,412	306,698
Ameren Corp.	18,234	734,648
American Electric Power Co., Inc.	26,584	1,443,245
American Water Works Co., Inc.	5,439	282,502
Atmos Energy Corp.	5,904	323,480
Calpine Corp. *	20,284	323,327
CenterPoint Energy, Inc.	26,707	497,284
CMS Energy Corp.	12,327	404,079
Consolidated Edison, Inc.	18,658	1,173,775
Dominion Resources, Inc.	21,697	1,513,366
DTE Energy Co.	9,841	768,188
Duke Energy Corp.	25,771	1,827,422
Edison International	16,332	955,095
20    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Entergy Corp.	16,724	1,092,579
Eversource Energy	10,039	474,242
Exelon Corp.	68,005	2,091,834
FirstEnergy Corp.	38,111	1,218,028
Great Plains Energy, Inc.	7,380	183,910
MDU Resources Group, Inc.	11,950	214,025
National Fuel Gas Co.	3,020	162,959
NextEra Energy, Inc.	15,289	1,504,590
NiSource, Inc.	11,617	195,049
NRG Energy, Inc.	24,869	495,390
OGE Energy Corp.	9,173	257,211
Pepco Holdings, Inc.	15,743	361,774
PG&E Corp.	25,452	1,261,910
Pinnacle West Capital Corp.	6,383	379,980
PPL Corp.	31,534	977,239
Public Service Enterprise Group, Inc.	32,494	1,307,884
SCANA Corp.	7,918	418,783
Sempra Energy	8,914	845,493
TECO Energy, Inc.	17,185	362,088
The Southern Co.	46,863	2,034,323
UGI Corp.	8,856	301,812
Vectren Corp.	4,468	179,748
WEC Energy Group, Inc.	12,980	618,512
Westar Energy, Inc.	5,444	198,978
Xcel Energy, Inc.	27,800	937,694
		29,745,460
Total Common Stock
(Cost $736,722,324)		686,681,938

Other Investment Companies 0.3% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	580,860	580,860
Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,512,178	1,512,178
Total Other Investment Companies
(Cost $2,093,038)		2,093,038

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $738,903,410 and the unrealized appreciation and depreciation were $11,560,225 and ($61,688,659), respectively, with a net unrealized depreciation of ($50,128,434).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,599,205. Non-cash collateral pledged to the fund for securities on loan amounted to $103,264.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	17	1,673,820	(55,525)
See financial notes    21

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	442,086,639	412,967,310
0.0%	Rights	14,969	14,969
1.9%	Other Investment Companies	8,019,751	8,019,751
101.8%	Total Investments	450,121,359	421,002,030
(1.8%)	Other Assets and Liabilities, Net		(7,490,273)
100.0%	Net Assets		413,511,757

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	3,437	69,427
Cooper Tire & Rubber Co.	23,809	919,027
Cooper-Standard Holding, Inc. *	1,364	78,321
Dorman Products, Inc. *	1,048	52,767
Drew Industries, Inc.	5,641	311,722
Gentex Corp.	44,264	686,092
Modine Manufacturing Co. *	25,376	225,339
Remy International, Inc.	3,160	92,588
Standard Motor Products, Inc.	6,272	222,029
Tenneco, Inc. *	11,369	534,911
Thor Industries, Inc.	16,835	918,854
Tower International, Inc. *	7,859	192,153
		4,303,230
Banks 5.2%
Associated Banc-Corp.	33,596	616,823
Astoria Financial Corp.	27,634	446,842
BancorpSouth, Inc.	18,202	432,480
Bank of Hawaii Corp.	11,702	726,226
Bank of the Ozarks, Inc.	1,517	63,411
BankUnited, Inc.	16,647	593,299
BOK Financial Corp.	5,373	340,003
Capitol Federal Financial, Inc.	42,162	508,052
Cathay General Bancorp	9,312	275,915
City National Corp.	5,900	517,902
Commerce Bancshares, Inc.	17,088	765,713
Community Bank System, Inc.	6,289	224,266
Cullen/Frost Bankers, Inc.	8,446	546,118
CVB Financial Corp.	15,553	252,736
East West Bancorp, Inc.	15,239	615,808
EverBank Financial Corp.	15,333	303,287
Security	Number of Shares	Value ($)
F.N.B. Corp.	29,617	371,990
First Citizens BancShares, Inc., Class A	1,571	372,610
First Financial Bancorp	17,818	328,564
First Financial Bankshares, Inc. (d)	6,623	206,240
First Horizon National Corp.	46,241	671,882
First Niagara Financial Group, Inc.	90,402	836,218
First Republic Bank	12,157	733,189
FirstMerit Corp.	29,546	530,646
Fulton Financial Corp.	44,802	544,792
Glacier Bancorp, Inc.	12,208	317,530
Great Western Bancorp, Inc.	3,176	79,940
Hancock Holding Co.	13,132	368,747
IBERIABANK Corp.	3,427	208,704
International Bancshares Corp.	13,693	351,225
MB Financial, Inc.	9,387	309,208
NBT Bancorp, Inc.	9,701	251,256
Northwest Bancshares, Inc.	33,010	423,848
Ocwen Financial Corp. *(d)	7,716	57,407
Old National Bancorp	18,365	253,437
PacWest Bancorp	1,926	82,125
PrivateBancorp, Inc.	1,571	59,462
Prosperity Bancshares, Inc.	6,777	350,168
Signature Bank *	2,179	290,875
SVB Financial Group *	3,115	389,624
Synovus Financial Corp.	22,380	681,023
TCF Financial Corp.	44,393	688,979
Trustmark Corp.	17,802	409,980
UMB Financial Corp.	5,633	282,382
Umpqua Holdings Corp.	15,867	265,138
United Bankshares, Inc.	9,406	351,973
Valley National Bancorp	69,135	654,017
Washington Federal, Inc.	22,115	501,789
Webster Financial Corp.	12,882	455,765
Westamerica Bancorp	5,917	267,093
Wintrust Financial Corp.	5,289	269,739
Zions Bancorp	41,869	1,214,201
		21,660,647
Capital Goods 12.1%
A.O. Smith Corp.	9,626	620,973
AAR Corp.	18,476	449,521
Actuant Corp., Class A	18,890	405,002
Acuity Brands, Inc.	5,066	987,211
Aegion Corp. *	16,090	296,056
Air Lease Corp.	7,279	234,165
Aircastle Ltd.	21,493	446,625
Alamo Group, Inc.	948	48,813
Albany International Corp., Class A	7,173	228,819
Allegion plc	16,059	957,277
Allison Transmission Holdings, Inc.	21,393	611,840
Apogee Enterprises, Inc.	6,854	357,436
Applied Industrial Technologies, Inc.	19,751	836,257
Astec Industries, Inc.	7,833	309,482
AZZ, Inc.	4,748	240,249
B/E Aerospace, Inc.	12,512	609,960
Barnes Group, Inc.	13,698	529,154
Beacon Roofing Supply, Inc. *	18,366	665,767
Briggs & Stratton Corp.	30,492	609,230
BWX Technologies, Inc.	27,423	727,258
Chart Industries, Inc. *	7,490	191,444
CIRCOR International, Inc.	4,750	214,890
22    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CLARCOR, Inc.	10,380	585,121
Colfax Corp. *	5,303	205,703
Comfort Systems USA, Inc.	17,622	488,482
Crane Co.	11,737	616,662
Cubic Corp.	7,347	309,456
Curtiss-Wright Corp.	9,421	619,054
DigitalGlobe, Inc. *	7,556	174,241
Donaldson Co., Inc.	25,472	797,528
Dycom Industries, Inc. *	10,068	715,734
Encore Wire Corp.	11,634	377,756
EnerSys	12,205	652,601
EnPro Industries, Inc.	3,784	179,513
ESCO Technologies, Inc.	7,192	259,703
Esterline Technologies Corp. *	5,526	451,529
Franklin Electric Co., Inc.	8,451	247,530
GATX Corp.	14,916	739,386
Generac Holdings, Inc. *	15,904	491,752
General Cable Corp.	63,824	928,639
Graco, Inc.	7,190	496,038
Granite Construction, Inc.	19,306	666,057
Griffon Corp.	17,237	286,824
H&E Equipment Services, Inc.	13,125	271,819
Harsco Corp.	61,714	713,414
HD Supply Holdings, Inc. *	2,844	93,852
HEICO Corp.	5,619	286,007
Hexcel Corp.	12,813	618,355
Hillenbrand, Inc.	14,403	388,305
Huntington Ingalls Industries, Inc.	7,285	820,145
Hyster-Yale Materials Handling, Inc.	3,559	216,245
IDEX Corp.	11,565	830,714
ITT Corp.	12,576	470,468
Kaman Corp.	9,035	350,829
KLX, Inc. *	3,692	144,357
L.B. Foster Co., Class A	1,264	22,664
Lennox International, Inc.	10,489	1,238,122
Lindsay Corp. (d)	2,647	201,781
Masco Corp.	52,046	1,365,167
Masonite International Corp. *	6,583	434,807
MasTec, Inc. *	24,975	413,586
Moog, Inc., Class A *	9,667	609,988
MRC Global, Inc. *	70,497	915,756
MSC Industrial Direct Co., Inc., Class A	11,633	787,438
Mueller Industries, Inc.	28,370	902,450
MYR Group, Inc. *	7,911	226,967
Navistar International Corp. *	13,220	235,845
Nordson Corp.	9,094	604,933
Orbital ATK, Inc.	15,527	1,175,549
Primoris Services Corp.	3,060	56,212
Quanex Building Products Corp.	15,539	278,925
Raven Industries, Inc.	11,170	202,400
RBC Bearings, Inc. *	3,202	198,076
Regal Beloit Corp.	13,126	875,110
Rexnord Corp. *	11,424	229,051
Rush Enterprises, Inc., Class A *	11,168	285,007
Simpson Manufacturing Co., Inc.	10,105	352,766
Spirit AeroSystems Holdings, Inc., Class A *	20,279	1,036,460
Standex International Corp.	2,647	211,813
TAL International Group, Inc. *	10,304	188,872
Teledyne Technologies, Inc. *	6,576	643,856
Tennant Co.	4,102	235,127
Terex Corp.	37,971	885,863
Security	Number of Shares	Value ($)
The Greenbrier Cos., Inc. (d)	4,709	196,365
The Manitowoc Co., Inc.	29,668	506,729
The Middleby Corp. *	3,790	411,404
The Toro Co.	13,208	941,730
Titan International, Inc.	24,289	222,973
Titan Machinery, Inc. *(d)	3,160	36,751
TriMas Corp. *	8,433	153,818
Triumph Group, Inc.	14,088	695,806
Tutor Perini Corp. *	29,200	516,840
Universal Forest Products, Inc.	12,884	773,813
Valmont Industries, Inc.	7,021	746,262
Veritiv Corp. *	3,592	129,061
WABCO Holdings, Inc. *	8,471	976,876
Wabtec Corp.	8,727	835,698
Watsco, Inc.	7,217	883,794
Watts Water Technologies, Inc., Class A	8,805	482,954
Woodward, Inc.	14,065	641,364
		50,038,077
Commercial & Professional Services 5.2%
ABM Industries, Inc.	32,758	1,048,584
ACCO Brands Corp. *	36,182	274,983
Brady Corp., Class A	25,268	554,885
CEB, Inc.	4,094	293,212
Civeo Corp.	44,664	87,095
Clean Harbors, Inc. *	10,778	529,415
Copart, Inc. *	30,275	1,060,231
Covanta Holding Corp.	32,925	651,915
Deluxe Corp.	11,832	686,374
Essendant, Inc.	25,287	872,402
FTI Consulting, Inc. *	22,208	885,211
G&K Services, Inc., Class A	6,502	439,600
Healthcare Services Group, Inc.	14,809	495,213
Herman Miller, Inc.	14,694	398,354
HNI Corp.	13,014	608,274
Huron Consulting Group, Inc. *	3,748	271,318
ICF International, Inc. *	7,173	245,388
IHS, Inc., Class A *	4,070	472,202
Insperity, Inc.	8,572	380,511
Interface, Inc.	16,183	392,276
KAR Auction Services, Inc.	20,529	760,394
Kelly Services, Inc., Class A	47,078	680,277
Kforce, Inc.	13,859	371,283
Knoll, Inc.	14,225	340,262
Korn/Ferry International	9,095	309,867
Matthews International Corp., Class A	8,832	448,489
McGrath RentCorp	7,801	200,096
Mobile Mini, Inc.	5,385	183,144
MSA Safety, Inc.	7,138	324,636
Navigant Consulting, Inc. *	20,214	319,179
On Assignment, Inc. *	6,353	228,581
Quad/Graphics, Inc.	31,122	449,402
Resources Connection, Inc.	20,945	328,627
Rollins, Inc.	13,159	367,399
Steelcase, Inc., Class A	43,884	773,675
Stericycle, Inc. *	6,645	937,875
Team, Inc. *	5,805	242,881
Tetra Tech, Inc.	21,961	570,547
The Brink's Co.	26,514	759,891
TrueBlue, Inc. *	15,147	363,528
UniFirst Corp.	3,626	393,095
See financial notes    23

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Viad Corp.	12,555	343,254
Waste Connections, Inc.	15,322	728,714
West Corp.	10,812	263,164
		21,335,703
Consumer Durables & Apparel 3.6%
Arctic Cat, Inc.	6,352	167,883
Brunswick Corp.	6,617	328,931
Carter's, Inc.	8,844	869,454
Columbia Sportswear Co.	6,744	413,879
Crocs, Inc. *	27,398	403,573
D.R. Horton, Inc.	45,539	1,383,019
Deckers Outdoor Corp. *	9,036	581,828
G-III Apparel Group Ltd. *	6,454	447,456
Hanesbrands, Inc.	31,077	935,728
Harman International Industries, Inc.	10,155	992,550
Helen of Troy Ltd. *	5,358	456,180
Iconix Brand Group, Inc. *	8,458	117,482
La-Z-Boy, Inc.	16,840	464,952
Lennar Corp., Class A	13,221	672,949
lululemon athletica, Inc. *	8,530	546,005
M.D.C Holdings, Inc.	13,566	386,495
Meritage Homes Corp. *	5,957	251,028
Michael Kors Holdings Ltd. *	11,995	521,303
Oxford Industries, Inc.	3,209	270,069
PulteGroup, Inc.	36,185	748,668
Quiksilver, Inc. *(d)	147,460	63,423
Skechers U.S.A., Inc., Class A *	5,650	795,181
Smith & Wesson Holding Corp. *	4,008	72,465
Steven Madden Ltd. *	10,755	439,449
Sturm Ruger & Co., Inc.	5,123	322,185
Tempur Sealy International, Inc. *	12,578	918,446
Toll Brothers, Inc. *	11,567	427,632
Under Armour, Inc., Class A *	6,109	583,593
Wolverine World Wide, Inc.	17,380	468,391
		15,050,197
Consumer Services 4.6%
Ascent Capital Group, Inc., Class A *	1,164	32,685
Bloomin' Brands, Inc.	5,836	120,805
Bob Evans Farms, Inc.	15,974	721,865
Boyd Gaming Corp. *	26,919	433,396
Buffalo Wild Wings, Inc. *	1,973	374,239
Caesars Entertainment Corp. *(d)	8,148	77,813
Capella Education Co.	5,108	249,015
Career Education Corp. *	134,882	500,412
Choice Hotels International, Inc.	8,411	428,961
Churchill Downs, Inc.	1,994	264,943
Cracker Barrel Old Country Store, Inc. (d)	3,731	537,936
DineEquity, Inc.	3,732	356,406
Domino's Pizza, Inc.	5,622	595,595
Dunkin' Brands Group, Inc.	9,661	484,596
Grand Canyon Education, Inc. *	1,617	59,764
Hilton Worldwide Holdings, Inc.	16,867	418,808
Houghton Mifflin Harcourt Co. *	14,006	316,255
Hyatt Hotels Corp., Class A *	6,578	336,991
International Speedway Corp., Class A	9,626	308,898
Jack in the Box, Inc.	9,102	711,594
K12, Inc. *	3,808	50,342
Security	Number of Shares	Value ($)
La Quinta Holdings, Inc. *	3,446	64,957
Marriott Vacations Worldwide Corp.	5,466	388,141
Norwegian Cruise Line Holdings Ltd. *	7,956	458,266
Panera Bread Co., Class A *	4,782	852,631
Papa John's International, Inc.	6,446	433,494
Penn National Gaming, Inc. *	23,965	435,204
Pinnacle Entertainment, Inc. *	10,598	400,286
Red Robin Gourmet Burgers, Inc. *	4,754	374,568
Regis Corp. *	36,847	399,421
Ruby Tuesday, Inc. *	58,888	387,483
SeaWorld Entertainment, Inc.	43,619	776,418
Service Corp. International	47,928	1,421,065
Six Flags Entertainment Corp.	9,966	448,171
Sotheby's	9,022	317,665
Steiner Leisure Ltd. *	5,973	380,301
Strayer Education, Inc. *	10,904	569,625
Texas Roadhouse, Inc.	16,072	578,431
The Cheesecake Factory, Inc.	17,402	944,407
The Wendy's Co.	91,430	832,927
Vail Resorts, Inc.	5,377	580,232
Weight Watchers International, Inc. *(d)	67,901	417,591
		18,842,603
Diversified Financials 3.6%
Affiliated Managers Group, Inc. *	3,294	614,133
BGC Partners, Inc., Class A	29,681	260,302
Cash America International, Inc.	19,142	528,319
CBOE Holdings, Inc.	10,308	652,084
Credit Acceptance Corp. *	316	64,404
E*TRADE Financial Corp. *	43,907	1,154,315
Eaton Vance Corp.	24,446	847,543
Evercore Partners, Inc., Class A	948	49,656
Ezcorp, Inc., Class A *	38,411	242,758
Federated Investors, Inc., Class B	31,631	980,561
First Cash Financial Services, Inc. *	6,322	260,909
Greenhill & Co., Inc.	10,509	368,971
Intercontinental Exchange, Inc.	4,184	955,667
Janus Capital Group, Inc.	28,285	420,881
Lazard Ltd., Class A	9,976	496,106
LPL Financial Holdings, Inc. (d)	18,603	748,213
MarketAxess Holdings, Inc.	604	54,614
MSCI, Inc.	9,692	586,560
Nelnet, Inc., Class A	5,917	222,775
PRA Group, Inc. *	4,721	251,582
Raymond James Financial, Inc.	14,651	776,357
Santander Consumer USA Holdings, Inc. *	29,942	672,497
SEI Investments Co.	21,917	1,108,562
Springleaf Holdings, Inc. *	1,580	70,721
Stifel Financial Corp. *	5,917	275,732
Synchrony Financial *	7,128	234,868
TD Ameritrade Holding Corp.	28,626	957,826
Waddell & Reed Financial, Inc., Class A	17,824	696,384
Walter Investment Management Corp. *(d)	6,020	98,969
World Acceptance Corp. *(d)	4,985	187,336
		14,839,605
24    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 5.1%
Alon USA Energy, Inc.	17,889	331,662
Atwood Oceanics, Inc.	16,890	322,768
Basic Energy Services, Inc. *	30,093	156,785
Bill Barrett Corp. *(d)	45,075	246,560
Bristow Group, Inc.	9,596	355,628
Cabot Oil & Gas Corp.	24,588	581,998
CARBO Ceramics, Inc. (d)	8,465	232,110
Cloud Peak Energy, Inc. *	69,664	332,994
Concho Resources, Inc. *	7,440	804,710
Contango Oil & Gas Co. *	3,592	33,442
Continental Resources, Inc. *	4,772	153,181
CVR Energy, Inc.	7,286	292,970
Dril-Quip, Inc. *	5,433	374,551
Energy XXI Ltd. (d)	134,271	255,115
Exterran Holdings, Inc.	23,172	517,199
Forum Energy Technologies, Inc. *	12,419	195,227
Frontline Ltd. *(d)	346,090	920,599
Golar LNG Ltd.	6,554	255,213
Green Plains, Inc.	12,130	257,884
Gulfmark Offshore, Inc., Class A (d)	14,178	128,027
Helix Energy Solutions Group, Inc. *	31,963	222,143
Hornbeck Offshore Services, Inc. *(d)	10,767	212,648
Key Energy Services, Inc. *	260,066	184,959
Matrix Service Co. *	12,352	247,040
McDermott International, Inc. *	229,368	1,165,189
Newpark Resources, Inc. *	34,222	250,847
Nordic American Tankers Ltd. (d)	23,620	321,941
North Atlantic Drilling Ltd. (d)	201,856	175,413
Oasis Petroleum, Inc. *(d)	4,324	48,256
Oil States International, Inc. *	21,800	618,466
Parker Drilling Co. *	99,021	333,701
PBF Energy, Inc., Class A	16,418	491,227
PDC Energy, Inc. *	5,360	301,125
Pioneer Energy Services Corp. *	42,519	140,738
Range Resources Corp.	15,253	589,071
Renewable Energy Group, Inc. *	6,552	55,168
Rowan Cos. plc, Class A	44,700	803,259
RPC, Inc.	18,854	219,083
SandRidge Energy, Inc. *(d)	311,545	166,085
SEACOR Holdings, Inc. *	17,129	1,104,992
SemGroup Corp., Class A	7,147	393,085
Seventy Seven Energy, Inc. *	25,292	72,588
Ship Finance International Ltd.	21,963	368,978
SM Energy Co.	17,409	638,910
Stone Energy Corp. *	30,642	173,740
Targa Resources Corp.	6,707	443,064
Teekay Corp.	13,833	508,501
Tesco Corp.	4,756	40,378
TETRA Technologies, Inc. *	53,590	412,107
Tidewater, Inc. (d)	32,222	577,740
Unit Corp. *	22,485	341,772
US Silica Holdings, Inc. (d)	1,680	33,768
W&T Offshore, Inc. (d)	47,603	169,943
Western Refining, Inc.	28,942	1,245,085
WPX Energy, Inc. *	148,458	1,085,228
		20,904,861
Security	Number of Shares	Value ($)
Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class A	11,055	549,434
PriceSmart, Inc.	3,832	325,758
Rite Aid Corp. *	100,972	833,019
SpartanNash Co.	22,771	644,419
Sprouts Farmers Market, Inc. *	2,212	45,059
SUPERVALU, Inc. *	127,284	1,048,820
The Andersons, Inc.	12,802	452,935
The Fresh Market, Inc. *	9,225	198,614
		4,098,058
Food, Beverage & Tobacco 2.6%
B&G Foods, Inc.	10,461	317,910
Cal-Maine Foods, Inc. (d)	7,347	390,273
Darling Ingredients, Inc. *	32,918	422,667
Dean Foods Co.	26,569	437,326
Flowers Foods, Inc.	43,229	1,003,345
Fresh Del Monte Produce, Inc.	24,156	956,336
J&J Snack Foods Corp.	3,135	357,265
Keurig Green Mountain, Inc.	7,296	412,954
Lancaster Colony Corp.	5,603	531,332
Pilgrim's Pride Corp. (d)	9,529	199,871
Pinnacle Foods, Inc.	8,649	387,821
Post Holdings, Inc. *	10,652	695,362
Sanderson Farms, Inc. (d)	7,705	531,953
Seaboard Corp. *	137	454,873
Snyder's-Lance, Inc.	12,961	437,693
The Boston Beer Co., Inc., Class A *	200	41,014
The Hain Celestial Group, Inc. *	6,925	421,455
The WhiteWave Foods Co. *	13,465	621,275
TreeHouse Foods, Inc. *	7,459	592,021
Universal Corp.	21,556	1,060,771
Vector Group Ltd.	15,883	378,492
		10,652,009
Health Care Equipment & Services 5.0%
Air Methods Corp. *	6,178	231,366
Alere, Inc. *	15,630	812,291
Align Technology, Inc. *	4,225	239,135
Allscripts Healthcare Solutions, Inc. *	48,495	667,776
Amedisys, Inc. *	16,608	641,733
Amsurg Corp. *	6,855	537,569
Analogic Corp.	3,138	252,860
Brookdale Senior Living, Inc. *	17,332	475,243
Chemed Corp.	6,381	870,049
CONMED Corp.	6,153	326,478
Cyberonics, Inc. *	832	54,363
Edwards Lifesciences Corp. *	6,538	921,074
Envision Healthcare Holdings, Inc. *	11,075	453,743
Greatbatch, Inc. *	4,683	266,088
Haemonetics Corp. *	9,426	340,373
Halyard Health, Inc. *	5,444	171,159
Hanger, Inc. *	11,897	213,313
HealthSouth Corp.	12,576	536,995
Hill-Rom Holdings, Inc.	15,429	815,268
IDEXX Laboratories, Inc. *	13,405	958,055
IMS Health Holdings, Inc. *	2,729	81,515
Integra LifeSciences Holdings Corp. *	3,873	232,303
Invacare Corp.	27,348	481,051
Kindred Healthcare, Inc.	44,832	900,227
See financial notes    25

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Masimo Corp. *	11,507	467,529
MedAssets, Inc. *	2,212	46,717
MEDNAX, Inc. *	12,959	1,043,848
Meridian Bioscience, Inc.	4,156	79,504
Molina Healthcare, Inc. *	10,666	795,577
Orthofix International N.V. *	7,388	276,902
PharMerica Corp. *	18,658	610,490
Quality Systems, Inc.	18,720	254,405
Select Medical Holdings Corp.	36,618	472,372
Sirona Dental Systems, Inc. *	5,402	515,243
STERIS Corp.	12,182	780,257
Team Health Holdings, Inc. *	3,780	222,037
Teleflex, Inc.	7,067	924,364
The Cooper Cos., Inc.	4,095	665,110
Thoratec Corp. *	9,178	576,562
Triple-S Management Corp., Class B *	19,289	405,841
VCA, Inc. *	12,799	708,809
West Pharmaceutical Services, Inc.	9,630	537,836
		20,863,430
Household & Personal Products 0.4%
Elizabeth Arden, Inc. *(d)	16,954	187,003
Nu Skin Enterprises, Inc., Class A	19,954	911,499
Spectrum Brands Holdings, Inc.	3,789	372,383
WD-40 Co.	3,106	260,096
		1,730,981
Insurance 4.0%
Allied World Assurance Co. Holdings AG	24,141	964,192
Ambac Financial Group, Inc. *	6,552	106,470
American Equity Investment Life Holding Co.	17,219	417,733
AmTrust Financial Services, Inc.	804	46,753
Argo Group International Holdings Ltd.	8,222	460,268
Aspen Insurance Holdings Ltd.	21,614	992,299
Assured Guaranty Ltd.	32,565	822,592
Brown & Brown, Inc.	19,950	639,597
CNA Financial Corp.	732	26,337
CNO Financial Group, Inc.	60,425	1,081,003
Employers Holdings, Inc.	15,304	337,453
Endurance Specialty Holdings Ltd.	22,826	1,455,157
Horace Mann Educators Corp.	8,759	290,974
Infinity Property & Casualty Corp.	5,220	403,402
Kemper Corp.	24,475	866,904
Maiden Holdings Ltd.	3,868	55,428
Markel Corp. *	1,060	873,175
MBIA, Inc. *	16,396	115,100
Mercury General Corp.	10,327	525,231
Primerica, Inc.	22,119	939,836
ProAssurance Corp.	13,871	668,998
RLI Corp.	12,052	628,030
Safety Insurance Group, Inc.	5,286	277,938
Selective Insurance Group, Inc.	12,846	389,491
StanCorp Financial Group, Inc.	11,962	1,360,199
Stewart Information Services Corp.	8,447	327,237
Symetra Financial Corp.	13,104	412,383
The Hanover Insurance Group, Inc.	12,089	953,822
		16,438,002
Security	Number of Shares	Value ($)
Materials 5.7%
A. Schulman, Inc.	13,184	452,607
Axalta Coating Systems Ltd. *	1,796	52,425
Axiall Corp.	16,173	408,530
Berry Plastics Group, Inc. *	14,672	434,291
Boise Cascade Co. *	8,474	274,981
Cabot Corp.	22,394	758,485
Calgon Carbon Corp.	12,509	203,396
Carpenter Technology Corp.	14,222	554,658
Century Aluminum Co. *	14,080	78,848
Chemtura Corp. *	29,017	789,262
Clearwater Paper Corp. *	6,290	352,617
Coeur Mining, Inc. *	79,508	267,147
Compass Minerals International, Inc.	7,160	579,960
Crown Holdings, Inc. *	22,272	1,104,023
Eagle Materials, Inc.	3,492	285,750
Ferro Corp. *	23,008	282,998
Globe Specialty Metals, Inc.	10,992	151,030
Greif, Inc., Class A	17,957	525,781
H.B. Fuller Co.	14,410	522,218
Hecla Mining Co.	97,074	199,973
Innophos Holdings, Inc.	8,386	403,115
Innospec, Inc.	7,153	351,212
Intrepid Potash, Inc. *	16,846	133,252
Kaiser Aluminum Corp.	6,855	572,941
KapStone Paper & Packaging Corp.	10,907	237,664
Koppers Holdings, Inc.	12,436	258,669
Kraton Performance Polymers, Inc. *	18,122	382,556
Louisiana-Pacific Corp. *	19,678	323,506
LSB Industries, Inc. *	6,296	150,537
Martin Marietta Materials, Inc.	7,123	1,195,239
Materion Corp.	9,226	285,637
Minerals Technologies, Inc.	7,846	422,036
Myers Industries, Inc.	11,867	169,223
Neenah Paper, Inc.	1,201	69,322
NewMarket Corp.	1,762	675,269
Olin Corp.	28,741	573,670
OM Group, Inc.	14,782	495,197
P.H. Glatfelter Co.	20,562	371,350
PolyOne Corp.	14,986	486,596
Quaker Chemical Corp.	2,633	208,955
Royal Gold, Inc.	832	40,036
Schnitzer Steel Industries, Inc., Class A	48,096	832,542
Schweitzer-Mauduit International, Inc.	8,728	308,360
Sealed Air Corp.	34,149	1,756,966
Sensient Technologies Corp.	11,609	756,326
Silgan Holdings, Inc.	14,322	749,900
Stepan Co.	9,987	449,715
Stillwater Mining Co. *	19,917	190,207
SunCoke Energy, Inc.	19,537	224,285
The Scotts Miracle-Gro Co., Class A	11,458	712,573
Tronox Ltd., Class A	19,209	154,633
W.R. Grace & Co. *	5,697	563,661
Westlake Chemical Corp.	6,576	363,193
Worthington Industries, Inc.	18,542	474,490
		23,621,813
Media 1.9%
AMC Networks, Inc., Class A *	5,147	372,540
Cinemark Holdings, Inc.	26,131	928,957
26    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DreamWorks Animation SKG, Inc., Class A *(d)	20,630	411,362
John Wiley & Sons, Inc., Class A	10,616	547,361
Liberty Broadband Corp., Class A *	416	22,660
Liberty Broadband Corp., Class C *	632	33,831
Lions Gate Entertainment Corp.	9,595	352,041
Live Nation Entertainment, Inc. *	23,561	580,072
Loral Space & Communications, Inc. *	6,735	365,104
Meredith Corp.	11,544	545,108
Morningstar, Inc.	3,030	241,733
National CineMedia, Inc.	22,786	299,636
Regal Entertainment Group, Class A	30,116	572,806
Scholastic Corp.	17,078	737,940
Sinclair Broadcast Group, Inc., Class A	12,498	334,696
Sirius XM Holdings, Inc. *	179,276	683,938
Starz, Class A *	2,372	89,211
The Madison Square Garden Co., Class A *	4,865	342,691
The New York Times Co., Class A	38,929	473,377
Tribune Media Co., Class A	1,896	75,726
		8,010,790
Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alexion Pharmaceuticals, Inc. *	2,591	446,144
Bio-Rad Laboratories, Inc., Class A *	4,688	653,179
Bio-Techne Corp.	4,756	449,347
Bruker Corp. *	14,728	270,701
Charles River Laboratories International, Inc. *	12,913	889,577
Endo International plc *	15,527	1,195,579
Illumina, Inc. *	2,870	567,141
Impax Laboratories, Inc. *	10,547	432,005
Jazz Pharmaceuticals plc *	416	70,229
Mallinckrodt plc *	8,471	730,539
Myriad Genetics, Inc. *(d)	11,235	421,987
PAREXEL International Corp. *	5,943	390,574
PDL BioPharma, Inc.	64,513	364,498
PerkinElmer, Inc.	18,609	905,886
Prestige Brands Holdings, Inc. *	1,430	66,524
QIAGEN N.V. *	27,461	720,027
Quintiles Transnational Holdings, Inc. *	5,846	435,585
Regeneron Pharmaceuticals, Inc. *	200	102,700
United Therapeutics Corp. *	2,574	387,696
		9,499,918
Real Estate 9.5%
Alexandria Real Estate Equities, Inc.	7,969	685,254
Altisource Portfolio Solutions S.A. *(d)	1,796	48,330
American Campus Communities, Inc.	11,569	396,238
Anworth Mortgage Asset Corp.	68,776	345,943
Apartment Investment & Management Co., Class A	27,608	994,716
BioMed Realty Trust, Inc.	28,025	518,463
Brandywine Realty Trust	38,933	471,868
Brixmor Property Group, Inc.	4,258	97,168
Camden Property Trust	11,520	829,786
Capstead Mortgage Corp.	33,649	350,623
CBL & Associates Properties, Inc.	38,334	570,410
CBRE Group, Inc., Class A *	25,837	827,301
Chambers Street Properties	7,867	53,260
Security	Number of Shares	Value ($)
Chimera Investment Corp.	33,705	472,207
Columbia Property Trust, Inc.	32,199	688,415
Corporate Office Properties Trust	21,486	451,851
CubeSmart	2,128	53,817
DCT Industrial Trust, Inc.	10,948	351,540
DDR Corp.	33,129	506,542
DiamondRock Hospitality Co.	31,120	365,971
Douglas Emmett, Inc.	19,023	525,605
Duke Realty Corp.	51,432	928,862
DuPont Fabros Technology, Inc.	1,264	33,787
EastGroup Properties, Inc.	4,626	249,804
EPR Properties	8,719	443,710
Equinix, Inc.	3,276	883,767
Equity Commonwealth *	31,122	799,524
Equity LifeStyle Properties, Inc.	6,545	364,949
Equity One, Inc.	7,852	184,601
Essex Property Trust, Inc.	3,223	691,720
Extra Space Storage, Inc.	6,232	457,927
Federal Realty Investment Trust	6,713	866,514
Forest City Enterprises, Inc., Class A *	1,996	42,974
Franklin Street Properties Corp.	19,791	206,024
Government Properties Income Trust	11,350	179,784
Hatteras Financial Corp.	26,830	435,451
Healthcare Realty Trust, Inc.	15,804	361,912
Healthcare Trust of America, Inc., Class A	10,360	248,744
Hersha Hospitality Trust	8,310	203,096
Highwoods Properties, Inc.	14,619	554,645
Home Properties, Inc.	8,755	649,709
Invesco Mortgage Capital, Inc.	30,699	417,506
Investors Real Estate Trust	26,885	179,861
Jones Lang LaSalle, Inc.	6,778	1,009,041
Kilroy Realty Corp.	6,877	446,042
Lamar Advertising Co., Class A	9,890	527,533
LaSalle Hotel Properties	10,887	342,505
Lexington Realty Trust	40,444	326,383
Liberty Property Trust	29,088	894,165
Mack-Cali Realty Corp.	46,643	873,623
Medical Properties Trust, Inc.	16,539	193,010
MFA Financial, Inc.	89,359	635,342
Mid-America Apartment Communities, Inc.	7,100	557,989
National Retail Properties, Inc.	12,122	421,240
New Residential Investment Corp.	6,652	94,192
NorthStar Realty Finance Corp.	18,349	257,803
Omega Healthcare Investors, Inc.	11,628	392,794
Outfront Media, Inc.	6,868	155,423
Pennsylvania Real Estate Investment Trust	13,230	262,483
PennyMac Mortgage Investment Trust	15,915	239,839
Piedmont Office Realty Trust, Inc., Class A	52,979	898,524
Post Properties, Inc.	5,479	303,317
Potlatch Corp.	9,715	320,789
PS Business Parks, Inc.	2,841	207,279
Rayonier, Inc.	44,032	1,012,736
Realogy Holdings Corp. *	5,225	210,568
Realty Income Corp.	13,763	615,068
Redwood Trust, Inc.	21,486	313,481
Regency Centers Corp.	12,493	740,960
Retail Properties of America, Inc., Class A	41,523	566,789
See financial notes    27

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
RLJ Lodging Trust	13,378	368,430
Ryman Hospitality Properties, Inc.	5,828	298,568
Sabra Health Care REIT, Inc.	12,132	290,804
Senior Housing Properties Trust	32,454	509,528
SL Green Realty Corp.	6,556	678,612
Sovran Self Storage, Inc.	3,249	291,533
Spirit Realty Capital, Inc.	8,394	80,582
Starwood Property Trust, Inc.	17,559	373,656
Sun Communities, Inc.	4,286	279,490
Sunstone Hotel Investors, Inc.	18,170	251,291
Tanger Factory Outlet Centers, Inc.	10,035	317,507
Taubman Centers, Inc.	7,173	494,865
The Geo Group, Inc.	12,877	386,696
Two Harbors Investment Corp.	28,811	272,552
UDR, Inc.	30,300	978,690
Washington Real Estate Investment Trust	16,670	410,082
Weingarten Realty Investors	21,512	680,640
Western Asset Mortgage Capital Corp. (d)	1,996	25,509
WP Carey, Inc.	6,268	360,222
		39,158,354
Retailing 5.7%
Asbury Automotive Group, Inc. *	7,166	577,365
Ascena Retail Group, Inc. *	64,178	774,624
Barnes & Noble, Inc.	25,316	395,183
Burlington Stores, Inc. *	11,716	622,002
Cabela's, Inc. *	7,200	323,784
Caleres, Inc.	17,859	594,705
Citi Trends, Inc.	1,896	50,073
Conn's, Inc. *(d)	1,264	37,730
DSW, Inc., Class A	21,526	639,107
Express, Inc. *	37,762	770,345
Five Below, Inc. *	6,579	254,410
Fred's, Inc., Class A	39,375	516,600
Genesco, Inc. *	9,676	579,496
GNC Holdings, Inc., Class A	21,541	1,008,119
Group 1 Automotive, Inc.	12,051	1,053,257
Haverty Furniture Cos., Inc.	2,112	48,808
Hibbett Sports, Inc. *	7,854	310,233
HSN, Inc.	9,067	551,364
Lands' End, Inc. *	2,644	67,263
Liberty TripAdvisor Holdings, Inc., Class A *	2,112	53,581
Lithia Motors, Inc., Class A	4,294	457,740
Lumber Liquidators Holdings, Inc. *(d)	7,790	117,707
Monro Muffler Brake, Inc.	5,289	335,270
Netflix, Inc. *	12,404	1,426,832
Nutrisystem, Inc.	16,072	449,695
Outerwall, Inc. (d)	9,827	605,343
Penske Automotive Group, Inc.	15,763	797,608
Pier 1 Imports, Inc.	41,971	427,265
Pool Corp.	9,347	651,299
Restoration Hardware Holdings, Inc. *	516	47,720
Sally Beauty Holdings, Inc. *	20,754	542,510
Sears Holdings Corp. *(d)	53,676	1,432,076
Select Comfort Corp. *	9,482	230,887
Shutterfly, Inc. *	948	36,839
Sonic Automotive, Inc., Class A	27,400	589,374
Stage Stores, Inc.	28,399	305,005
Security	Number of Shares	Value ($)
Stein Mart, Inc.	18,622	200,000
The Buckle, Inc. (d)	12,706	536,193
The Cato Corp., Class A	11,503	404,100
The Children's Place, Inc.	13,209	791,483
The Finish Line, Inc., Class A	24,362	642,426
The Men's Wearhouse, Inc.	19,972	1,127,419
The Michaels Cos., Inc. *	1,580	41,412
The Pep Boys-Manny, Moe & Jack *	42,427	513,367
Travelport Worldwide Ltd. (d)	6,552	86,814
TripAdvisor, Inc. *	3,510	245,349
Tuesday Morning Corp. *	14,626	115,984
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,066	800,884
Vitamin Shoppe, Inc. *	7,735	276,913
Zumiez, Inc. *	1,480	34,499
		23,498,062
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. *(d)	293,227	530,741
Amkor Technology, Inc. *	46,792	252,677
Atmel Corp.	112,339	917,810
Brooks Automation, Inc.	22,332	231,806
Cabot Microelectronics Corp. *	9,654	418,790
Cirrus Logic, Inc. *	14,819	446,941
Cree, Inc. *(d)	15,203	413,826
Cypress Semiconductor Corp. *	78,411	784,110
Diodes, Inc. *	8,788	173,036
Entegris, Inc. *	25,097	344,582
Fairchild Semiconductor International, Inc. *	39,405	535,908
First Solar, Inc. *	17,836	853,274
Freescale Semiconductor Ltd. *	9,155	327,108
Integrated Device Technology, Inc. *	17,327	329,040
Intersil Corp., Class A	40,907	431,160
Microsemi Corp. *	9,042	287,174
MKS Instruments, Inc.	12,569	423,575
OmniVision Technologies, Inc. *	13,532	323,415
ON Semiconductor Corp. *	77,440	739,939
Photronics, Inc. *	29,931	272,671
PMC-Sierra, Inc. *	38,094	239,611
Silicon Laboratories, Inc. *	11,548	502,107
Skyworks Solutions, Inc.	9,499	829,738
Synaptics, Inc. *	4,559	319,540
Teradyne, Inc.	34,560	623,462
Veeco Instruments, Inc. *	10,572	243,896
		11,795,937
Software & Services 5.6%
ACI Worldwide, Inc. *	10,947	233,500
Acxiom Corp. *	30,164	632,237
ANSYS, Inc. *	5,966	528,588
AVG Technologies N.V. *	2,528	58,473
Cadence Design Systems, Inc. *	16,145	323,223
Cardtronics, Inc. *	1,164	40,158
Cimpress N.V. *	7,227	505,745
Convergys Corp.	49,740	1,124,124
CSG Systems International, Inc.	10,098	312,129
EarthLink Holdings Corp.	123,121	1,032,985
Euronet Worldwide, Inc. *	6,011	387,529
Everi Holdings, Inc. *	28,973	149,790
28    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
FactSet Research Systems, Inc.	4,379	691,532
Fair Isaac Corp.	7,449	637,411
FleetCor Technologies, Inc. *	2,203	328,599
Gartner, Inc. *	7,093	606,522
Genpact Ltd. *	33,166	762,818
Heartland Payment Systems, Inc.	7,937	472,886
j2 Global, Inc.	5,732	398,833
Jack Henry & Associates, Inc.	10,478	712,085
LinkedIn Corp., Class A *	316	57,070
Manhattan Associates, Inc. *	6,913	404,272
ManTech International Corp., Class A	19,055	521,916
MAXIMUS, Inc.	10,359	627,237
Mentor Graphics Corp.	13,847	357,807
Monster Worldwide, Inc. *	95,595	694,976
NeuStar, Inc., Class A *(d)	27,944	781,035
Nuance Communications, Inc. *	27,127	446,782
Progress Software Corp. *	17,734	480,414
PTC, Inc. *	12,152	402,474
Rackspace Hosting, Inc. *	10,300	313,223
Red Hat, Inc. *	9,053	653,717
Rovi Corp. *	16,589	183,640
salesforce.com, Inc. *	9,050	627,708
Science Applications International Corp.	21,885	1,067,331
Solera Holdings, Inc.	8,101	390,225
SS&C Technologies Holdings, Inc.	1,020	69,095
Sykes Enterprises, Inc. *	16,540	415,981
Synopsys, Inc. *	16,141	757,497
Take-Two Interactive Software, Inc. *	18,688	544,381
Unisys Corp. *	24,413	321,519
United Online, Inc. *	6,677	72,713
Vantiv, Inc., Class A *	9,143	402,658
VeriFone Systems, Inc. *	10,598	331,082
Verint Systems, Inc. *	1,026	54,717
VeriSign, Inc. *	17,114	1,179,839
VMware, Inc., Class A *	3,954	312,959
WebMD Health Corp. *	9,739	400,565
WEX, Inc. *	3,126	295,501
Zynga, Inc., Class A *	16,828	42,575
		23,150,076
Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	22,132	354,555
ARRIS Group, Inc. *	17,350	458,387
AVX Corp.	3,060	39,964
Belden, Inc.	6,678	336,504
Benchmark Electronics, Inc. *	35,771	764,426
Brocade Communications Systems, Inc.	82,992	883,865
CDW Corp.	12,821	509,635
Cognex Corp.	5,489	195,189
Coherent, Inc. *	6,805	396,731
CommScope Holding Co., Inc. *	14,228	460,276
Comtech Telecommunications Corp.	14,704	392,303
Diebold, Inc.	26,447	823,031
Dolby Laboratories, Inc., Class A	12,230	398,209
EchoStar Corp., Class A *	8,702	388,109
Electronics For Imaging, Inc. *	6,851	299,868
F5 Networks, Inc. *	7,982	969,095
Fabrinet *	14,102	280,348
FEI Co.	4,080	307,958
Security	Number of Shares	Value ($)
Finisar Corp. *	19,368	298,848
Harmonic, Inc. *	7,500	43,275
II-VI, Inc. *	2,644	44,657
Insight Enterprises, Inc. *	34,702	878,308
InterDigital, Inc.	8,782	434,446
IPG Photonics Corp. *	516	43,561
Itron, Inc. *	16,605	498,150
Knowles Corp. *(d)	19,459	316,793
Littelfuse, Inc.	3,435	308,291
Methode Electronics, Inc.	1,048	27,845
MTS Systems Corp.	3,780	225,061
National Instruments Corp.	15,239	445,131
NCR Corp. *	33,609	843,250
NETGEAR, Inc. *	12,376	375,983
OSI Systems, Inc. *	3,426	250,235
Plantronics, Inc.	7,995	425,014
Plexus Corp. *	17,511	666,644
Polycom, Inc. *	53,608	576,822
QLogic Corp. *	60,671	627,338
Rofin-Sinar Technologies, Inc. *	11,353	289,161
Sanmina Corp. *	42,760	822,702
ScanSource, Inc. *	16,272	621,590
Super Micro Computer, Inc. *	1,364	37,305
Trimble Navigation Ltd. *	23,134	437,233
TTM Technologies, Inc. *	26,944	183,758
ViaSat, Inc. *	4,476	263,055
Viavi Solutions, Inc. *	38,785	208,275
Zebra Technologies Corp., Class A *	9,255	767,054
		19,218,238
Telecommunication Services 1.1%
Cincinnati Bell, Inc. *	141,897	486,707
Consolidated Communications Holdings, Inc.	14,952	291,714
General Communication, Inc., Class A *	4,188	70,568
Inteliquent, Inc.	14,674	268,828
Intelsat S.A. *(d)	26,243	253,770
Iridium Communications, Inc. *	4,756	35,432
Level 3 Communications, Inc. *	21,814	975,740
NTELOS Holdings Corp. *	37,942	347,928
SBA Communications Corp., Class A *	6,235	736,977
T-Mobile US, Inc. *	20,520	812,797
Vonage Holdings Corp. *	71,386	396,192
Zayo Group Holdings, Inc. *	1,896	53,031
		4,729,684
Transportation 3.2%
Allegiant Travel Co.	2,058	418,309
AMERCO	1,086	406,772
American Airlines Group, Inc.	22,090	861,068
ArcBest Corp.	10,642	307,341
Atlas Air Worldwide Holdings, Inc. *	10,190	420,949
Con-way, Inc.	21,265	748,528
Copa Holdings S.A., Class A (d)	7,188	368,529
Forward Air Corp.	6,315	284,301
Genesee & Wyoming, Inc., Class A *	3,423	234,065
Hawaiian Holdings, Inc. *	11,216	254,155
Heartland Express, Inc.	13,075	264,638
Hub Group, Inc., Class A *	15,112	569,571
Kirby Corp. *	8,631	608,744
See financial notes    29

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Knight Transportation, Inc.	14,753	401,282
Landstar System, Inc.	12,185	806,647
Macquarie Infrastructure Corp.	1,048	82,499
Marten Transport Ltd.	1,796	33,244
Matson, Inc.	10,041	378,345
Navios Maritime Holdings, Inc.	72,443	203,565
Old Dominion Freight Line, Inc. *	7,477	497,146
Republic Airways Holdings, Inc. *	43,560	134,165
Saia, Inc. *	5,964	223,948
SkyWest, Inc.	78,646	1,250,471
Southwest Airlines Co.	23,519	863,147
Spirit Airlines, Inc. *	5,518	282,798
Swift Transportation Co. *	16,254	316,790
United Continental Holdings, Inc. *	13,083	745,339
UTi Worldwide, Inc. *	67,070	477,538
Werner Enterprises, Inc.	23,674	627,124
Wesco Aircraft Holdings, Inc. *	3,060	42,962
		13,113,980
Utilities 4.0%
ALLETE, Inc.	10,988	525,007
American States Water Co.	7,191	271,460
Aqua America, Inc.	27,376	694,255
Avista Corp.	21,251	667,069
Black Hills Corp.	13,320	529,870
California Water Service Group	11,834	244,135
Cleco Corp.	14,141	757,675
Dynegy, Inc. *	16,246	418,334
El Paso Electric Co.	14,925	528,345
Hawaiian Electric Industries, Inc.	32,190	910,011
IDACORP, Inc.	11,621	689,939
ITC Holdings Corp.	17,767	580,981
MGE Energy, Inc.	7,969	306,488
New Jersey Resources Corp.	25,895	732,052
Northwest Natural Gas Co.	10,910	479,822
NorthWestern Corp.	12,150	627,426
ONE Gas, Inc.	3,320	142,660
Otter Tail Corp.	13,734	354,474
Piedmont Natural Gas Co., Inc.	20,741	800,188
PNM Resources, Inc.	29,037	743,637
Portland General Electric Co.	27,078	935,274
Questar Corp.	37,319	720,630
South Jersey Industries, Inc.	15,672	377,695
Southwest Gas Corp.	15,330	844,530
The Empire District Electric Co.	16,495	357,117
The Laclede Group, Inc.	10,355	548,194
UIL Holdings Corp.	14,603	664,875
WGL Holdings, Inc.	17,729	960,912
		16,413,055
Total Common Stock
(Cost $442,086,639)		412,967,310

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(b)	5,940	14,969
Total Rights
(Cost $14,969)		14,969

Security	Number of Shares	Value ($)
Other Investment Companies 1.9% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	923,861	923,861
Securities Lending Collateral 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	7,095,890	7,095,890
Total Other Investment Companies
(Cost $8,019,751)		8,019,751

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $450,152,866 and the unrealized appreciation and depreciation were $12,067,277 and ($41,218,113), respectively, with a net unrealized depreciation of ($29,150,836).
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $14,969 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $6,774,318. Non-cash collateral pledged to the fund for securities on loan amounted to $10,965.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 09/18/15	1	115,750	2,958
30    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	753,063,762	692,719,251
0.4%	Preferred Stock	3,713,046	3,078,011
0.0%	Rights	—	5,499
0.4%	Other Investment Companies	2,961,888	2,961,888
99.8%	Total Investments	759,738,696	698,764,649
0.2%	Other Assets and Liabilities, Net		1,232,392
100.0%	Net Assets		699,997,041

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Australia 4.9%
Banks 1.5%
Australia & New Zealand Banking Group Ltd.	107,922	2,136,960
Bendigo & Adelaide Bank Ltd.	19,705	153,249
Commonwealth Bank of Australia	54,043	2,876,599
National Australia Bank Ltd.	109,405	2,417,628
Westpac Banking Corp.	120,631	2,659,713
		10,244,149
Capital Goods 0.1%
CIMIC Group Ltd.	11,997	199,109
UGL Ltd.	107,632	152,611
		351,720
Commercial & Professional Services 0.1%
Brambles Ltd.	51,414	358,667
Downer EDI Ltd.	65,653	168,492
		527,159
Consumer Services 0.1%
Tabcorp Holdings Ltd.	96,844	317,885
Tatts Group Ltd.	113,592	296,354
		614,239
Diversified Financials 0.1%
Macquarie Group Ltd.	9,701	522,210
Energy 0.3%
Caltex Australia Ltd.	15,946	360,401
Origin Energy Ltd.	69,521	407,110
Santos Ltd.	62,924	228,849
Woodside Petroleum Ltd.	28,032	641,112
WorleyParsons Ltd.	29,863	158,997
		1,796,469
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.7%
Metcash Ltd. (b)	176,412	135,698
Wesfarmers Ltd.	90,750	2,615,950
Woolworths Ltd.	97,983	1,833,877
		4,585,525
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	37,122	221,068
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	19,530	286,885
Insurance 0.4%
AMP Ltd.	117,180	494,295
Insurance Australia Group Ltd.	73,935	265,750
Medibank Pvt Ltd. *	42,449	70,120
QBE Insurance Group Ltd.	100,172	937,423
Suncorp Group Ltd.	101,851	926,419
		2,694,007
Materials 1.0%
Amcor Ltd.	45,273	440,361
Arrium Ltd.	2,080,584	162,253
BHP Billiton Ltd.	226,015	4,034,674
BlueScope Steel Ltd.	59,725	182,494
Boral Ltd.	58,032	232,040
Fortescue Metals Group Ltd. (b)	94,698	128,230
Incitec Pivot Ltd.	121,365	302,006
Newcrest Mining Ltd. *	52,181	414,330
Orica Ltd.	29,317	329,639
Rio Tinto Ltd.	29,598	1,055,260
		7,281,287
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	10,067	655,676
Real Estate 0.2%
Lend Lease Group	34,875	344,661
Mirvac Group	144,801	179,649
Scentre Group	16,320	44,082
Stockland	116,343	322,502
Westfield Corp.	95,139	657,626
		1,548,520
Telecommunication Services 0.1%
Telstra Corp., Ltd.	262,286	1,072,918
Transportation 0.1%
Asciano Ltd.	55,800	335,859
Aurizon Holdings Ltd.	71,857	252,678
Qantas Airways Ltd. *	132,585	315,827
Transurban Group	23,157	158,918
		1,063,282
Utilities 0.1%
AGL Energy Ltd.	33,872	405,589
APA Group	23,482	145,999
DUET Group	80,480	124,953
		676,541
		34,141,655
Austria 0.4%
Banks 0.2%
Erste Group Bank AG *	37,159	1,105,661
Raiffeisen Bank International AG *	18,337	247,998
		1,353,659
See financial notes    31

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.1%
OMV AG	31,708	811,478
Materials 0.1%
voestalpine AG	12,219	446,339
		2,611,476
Belgium 1.0%
Banks 0.1%
KBC Groep N.V.	7,283	482,863
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	2,344	181,882
Food & Staples Retailing 0.3%
Colruyt S.A.	6,278	306,036
Delhaize Group S.A.	15,708	1,406,480
		1,712,516
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	18,605	2,031,739
Insurance 0.1%
Ageas	20,287	829,703
Materials 0.1%
Solvay S.A.	3,069	360,731
Umicore S.A.	11,160	445,858
		806,589
Media 0.0%
Telenet Group Holding N.V. *	3,074	173,047
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,101	234,679
Telecommunication Services 0.1%
Proximus	13,421	482,652
		6,935,670
Canada 5.9%
Automobiles & Components 0.2%
Magna International, Inc.	25,684	1,253,217
Banks 1.4%
Bank of Montreal	26,083	1,391,878
Canadian Imperial Bank of Commerce	14,859	1,079,832
National Bank of Canada	11,439	372,273
Royal Bank of Canada	48,323	2,663,667
The Bank of Nova Scotia	43,021	1,947,181
The Toronto-Dominion Bank	53,423	2,107,207
		9,562,038
Capital Goods 0.1%
Bombardier, Inc., B Shares	82,693	80,176
Finning International, Inc.	12,555	210,524
SNC-Lavalin Group, Inc.	6,468	192,022
		482,722
Diversified Financials 0.1%
CI Financial Corp.	7,016	165,842
IGM Financial, Inc.	5,982	169,277
Onex Corp.	5,580	335,932
		671,051
Energy 1.5%
ARC Resources Ltd.	13,158	195,614
Baytex Energy Corp.	12,479	71,375
Bonavista Energy Corp.	26,053	80,088
Security	Number of Shares	Value ($)
Cameco Corp.	15,390	214,107
Canadian Natural Resources Ltd.	50,323	1,121,441
Canadian Oil Sands Ltd.	58,797	340,276
Cenovus Energy, Inc.	62,161	890,951
Crescent Point Energy Corp. (b)	17,159	217,695
Enbridge, Inc.	19,251	786,679
Encana Corp.	92,454	683,069
Enerplus Corp. (b)	28,396	178,849
Gibson Energy, Inc.	8,380	122,189
Husky Energy, Inc.	26,534	467,262
Imperial Oil Ltd.	14,508	506,499
Inter Pipeline Ltd.	7,059	149,616
Pacific Exploration & Production Corp.	53,876	180,599
Pembina Pipeline Corp.	6,737	184,818
Pengrowth Energy Corp.	99,001	143,609
Penn West Petroleum Ltd.	289,478	224,098
Suncor Energy, Inc.	91,806	2,570,982
TransCanada Corp.	28,790	993,206
Vermilion Energy, Inc.	3,482	119,286
		10,442,308
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., B Shares	14,657	614,151
Empire Co., Ltd., A Shares	6,561	434,737
George Weston Ltd.	4,871	399,125
Loblaw Cos. Ltd.	12,013	634,012
Metro, Inc.	23,267	607,513
		2,689,538
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	10,656	242,673
Insurance 0.5%
Fairfax Financial Holdings Ltd.	677	311,283
Great-West Lifeco, Inc.	8,928	225,666
Intact Financial Corp.	3,906	267,299
Manulife Financial Corp.	54,451	874,981
Power Corp. of Canada	26,505	573,727
Power Financial Corp.	11,718	284,825
Sun Life Financial, Inc.	21,204	666,480
		3,204,261
Materials 0.6%
Agrium, Inc.	8,373	859,703
Barrick Gold Corp.	113,609	781,302
First Quantum Minerals Ltd.	22,243	114,684
Goldcorp, Inc.	28,749	394,340
Kinross Gold Corp. *	132,345	233,755
Potash Corp. of Saskatchewan, Inc.	41,474	1,067,944
Teck Resources Ltd., Class B	60,083	426,745
Yamana Gold, Inc.	64,315	119,397
		3,997,870
Media 0.1%
Quebecor, Inc., Class B	6,138	130,095
Shaw Communications, Inc., B Shares	17,019	338,078
Yellow Pages Ltd. *	22,662	307,781
		775,954
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	1,783	408,716
32    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	33,065	1,029,103
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	4,194	391,503
RONA, Inc.	19,174	204,638
		596,141
Software & Services 0.0%
CGI Group, Inc., Class A *	5,665	206,929
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	100,509	753,912
Celestica, Inc. *	21,853	264,108
		1,018,020
Telecommunication Services 0.3%
BCE, Inc.	23,220	928,451
Rogers Communications, Inc., B Shares	19,873	670,798
TELUS Corp.	13,596	439,813
		2,039,062
Transportation 0.2%
Canadian National Railway Co.	21,803	1,199,697
Canadian Pacific Railway Ltd.	2,511	360,637
		1,560,334
Utilities 0.1%
Atco Ltd., Class I	4,185	124,874
Canadian Utilities Ltd., Class A	6,417	175,412
Emera, Inc.	5,022	171,967
Fortis, Inc.	12,276	329,298
TransAlta Corp. (b)	34,639	171,308
		972,859
		41,152,796
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	23,169	716,526
Capital Goods 0.1%
FLSmidth & Co. A/S	3,906	147,654
Vestas Wind Systems A/S	6,723	358,806
		506,460
Commercial & Professional Services 0.0%
ISS A/S	1,458	50,759
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	5,697	429,346
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	32,508	1,801,811
Telecommunication Services 0.1%
TDC A/S	98,129	620,060
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	367	612,121
AP Moller - Maersk A/S, B Shares	582	989,943
DSV A/S	6,736	240,274
		1,842,338
		5,967,300
Security	Number of Shares	Value ($)
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	5,867	158,367
Capital Goods 0.1%
Kone Oyj, B Shares	7,944	314,036
Metso Oyj	9,582	236,206
Wartsila Oyj Abp	6,975	288,548
		838,790
Energy 0.1%
Neste Oyj	17,577	450,622
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	14,100	506,675
Insurance 0.1%
Sampo Oyj, A Shares	13,113	632,245
Materials 0.2%
Stora Enso Oyj, R Shares	66,123	587,910
UPM-Kymmene Oyj	48,178	802,734
		1,390,644
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	7,254	287,572
Technology Hardware & Equipment 0.3%
Nokia Oyj	297,925	1,862,743
Telecommunication Services 0.0%
Elisa Oyj	7,294	242,736
Utilities 0.1%
Fortum Oyj	26,896	437,287
		6,807,681
France 11.1%
Automobiles & Components 0.5%
Faurecia	4,464	160,911
Peugeot S.A. *	80,292	1,385,494
Renault S.A.	15,272	1,267,848
Valeo S.A.	3,094	388,285
		3,202,538
Banks 1.1%
BNP Paribas S.A.	70,523	4,446,511
Credit Agricole S.A.	55,010	744,904
Societe Generale S.A.	49,050	2,388,309
		7,579,724
Capital Goods 1.8%
Airbus Group SE	13,747	894,790
Alstom S.A. *	18,414	570,912
Bouygues S.A.	29,353	1,116,288
Compagnie de Saint-Gobain	61,683	2,831,328
Eiffage S.A.	4,746	303,917
Legrand S.A.	9,776	563,364
Nexans S.A. *	5,580	217,958
Rexel S.A.	35,374	542,030
Safran S.A.	8,658	675,404
Schneider Electric SE	26,178	1,652,296
Thales S.A.	4,464	307,167
Vallourec S.A.	15,276	195,473
Vinci S.A.	39,900	2,566,683
Zodiac Aerospace	5,219	158,507
		12,596,117
See financial notes    33

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.0%
Bureau Veritas S.A.	7,545	172,085
Teleperformance	2,520	177,213
		349,298
Consumer Durables & Apparel 0.4%
Christian Dior SE	2,382	441,457
Kering	3,627	620,784
LVMH Moet Hennessy Louis Vuitton SE	9,006	1,500,060
		2,562,301
Consumer Services 0.1%
Accor S.A.	9,830	465,694
Sodexo S.A.	3,999	351,435
		817,129
Diversified Financials 0.0%
Wendel S.A.	1,395	178,740
Energy 1.8%
CGG S.A. *(b)	42,495	202,986
Technip S.A.	8,395	456,784
Total S.A.	261,445	11,953,785
		12,613,555
Food & Staples Retailing 0.4%
Carrefour S.A.	75,888	2,464,241
Casino Guichard Perrachon S.A.	7,028	444,143
Rallye S.A.	9,126	222,818
		3,131,202
Food, Beverage & Tobacco 0.3%
Danone S.A.	25,478	1,581,279
Pernod-Ricard S.A.	6,722	704,392
		2,285,671
Health Care Equipment & Services 0.1%
Essilor International S.A.	4,464	532,203
Household & Personal Products 0.2%
L'Oreal S.A.	6,298	1,077,590
Insurance 0.5%
AXA S.A.	113,923	2,868,949
CNP Assurances	10,602	163,344
SCOR SE	8,928	314,520
		3,346,813
Materials 0.4%
Air Liquide S.A.	13,440	1,609,110
Arkema S.A.	5,116	360,630
Lafarge S.A.	14,560	926,662
		2,896,402
Media 0.6%
Eutelsat Communications S.A.	7,836	235,969
Publicis Groupe S.A.	5,580	397,151
Vivendi S.A.	132,874	3,282,176
		3,915,296
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	60,015	5,929,149
Real Estate 0.1%
Klepierre	5,650	248,295
Unibail-Rodamco SE	2,021	523,672
		771,967
Security	Number of Shares	Value ($)
Software & Services 0.2%
Atos SE	4,117	312,445
Cap Gemini S.A.	8,273	742,704
		1,055,149
Technology Hardware & Equipment 0.0%
Alcatel-Lucent *	104,067	349,121
Telecommunication Services 0.8%
Orange S.A.	346,239	5,466,366
Transportation 0.1%
Air France-KLM *(b)	63,452	439,243
Utilities 0.9%
Electricite de France S.A.	31,937	690,300
Engie	217,373	3,893,409
Suez Environnement Co.	30,197	544,248
Veolia Environnement S.A.	59,756	1,309,001
		6,436,958
		77,532,532
Germany 8.4%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	20,266	1,867,056
Continental AG	3,906	829,160
Daimler AG - Reg'd	61,382	4,928,668
Leoni AG	2,622	159,031
Volkswagen AG	1,692	316,044
		8,099,959
Banks 0.1%
Commerzbank AG *	39,929	447,046
Capital Goods 1.0%
Brenntag AG	8,370	464,990
GEA Group AG	7,254	282,858
HOCHTIEF AG	2,511	211,806
Kloeckner & Co. SE (b)	22,374	202,667
MAN SE	2,511	263,069
MTU Aero Engines AG	2,232	199,776
OSRAM Licht AG	5,914	312,512
Rheinmetall AG	4,472	275,698
Siemens AG - Reg'd	45,576	4,517,466
		6,730,842
Commercial & Professional Services 0.0%
Bilfinger SE	3,922	157,437
Consumer Durables & Apparel 0.1%
adidas AG	12,173	910,050
HUGO BOSS AG	1,172	133,818
		1,043,868
Consumer Services 0.1%
TUI AG	32,653	585,403
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	72,306	2,128,770
Deutsche Boerse AG	7,533	673,486
		2,802,256
Food & Staples Retailing 0.1%
METRO AG	32,404	945,115
Food, Beverage & Tobacco 0.0%
Suedzucker AG	15,106	220,042
34    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	7,836	598,900
Fresenius SE & Co. KGaA	13,287	938,693
		1,537,593
Household & Personal Products 0.1%
Beiersdorf AG	2,624	216,928
Henkel AG & Co. KGaA	3,348	306,942
		523,870
Insurance 0.8%
Allianz SE - Reg'd	23,717	3,780,278
Hannover Rueck SE	3,069	311,625
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	9,486	1,741,040
		5,832,943
Materials 1.4%
Aurubis AG	7,030	466,325
BASF SE	65,725	5,289,172
HeidelbergCement AG	10,323	779,148
K+S AG - Reg'd	18,459	689,478
LANXESS AG	7,889	400,435
Linde AG	6,987	1,212,701
Salzgitter AG	10,648	331,386
Symrise AG	2,466	148,630
ThyssenKrupp AG	40,581	878,727
		10,196,002
Media 0.1%
ProSiebenSat.1 Media SE	9,710	472,249
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg'd	27,074	3,669,188
Merck KGaA	3,348	319,885
		3,989,073
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	41,850	457,393
Software & Services 0.2%
SAP SE	22,125	1,487,215
Telecommunication Services 0.8%
Deutsche Telekom AG - Reg'd	308,699	5,273,202
Freenet AG	8,370	266,070
		5,539,272
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	39,410	479,345
Deutsche Post AG - Reg'd	66,219	1,821,941
		2,301,286
Utilities 0.8%
E.ON SE	357,128	4,043,635
RWE AG	102,521	1,538,747
		5,582,382
		58,951,246
Hong Kong 0.9%
Banks 0.1%
Hang Seng Bank Ltd.	27,900	496,437
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	9,276	463,243
Jardine Strategic Holdings Ltd.	7,000	199,710
Noble Group Ltd. (b)	1,091,900	421,957
		1,084,910
Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	473,480	312,189
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	24,784	79,468
Sands China Ltd.	36,866	127,960
SJM Holdings Ltd.	124,092	112,243
		319,671
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	7,139	167,835
Insurance 0.1%
AIA Group Ltd.	134,504	743,672
Real Estate 0.2%
Hongkong Land Holdings Ltd.	22,783	157,658
Link REIT	28,544	151,374
New World Development Co., Ltd.	173,746	176,659
Sun Hung Kai Properties Ltd.	22,088	279,875
Swire Pacific Ltd., Class A	29,360	322,200
The Wharf Holdings Ltd.	40,020	225,918
Wheelock & Co., Ltd.	33,074	150,006
		1,463,690
Retailing 0.0%
Esprit Holdings Ltd. (b)	339,875	285,055
Transportation 0.0%
MTR Corp., Ltd.	30,730	136,995
Utilities 0.2%
CLP Holdings Ltd.	92,432	765,094
Hong Kong & China Gas Co., Ltd.	116,718	220,181
Power Assets Holdings Ltd.	25,724	221,391
		1,206,666
		6,217,120
Ireland 0.7%
Banks 0.1%
Bank of Ireland *	863,811	343,604
Commercial & Professional Services 0.1%
Experian plc	32,941	561,856
Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	3,729	277,233
Materials 0.3%
CRH plc	61,428	1,837,074
Smurfit Kappa Group plc	14,323	423,130
		2,260,204
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	4,321	333,946
Technology Hardware & Equipment 0.1%
Seagate Technology plc	19,283	991,146
		4,767,989
See financial notes    35

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Israel 0.5%
Banks 0.1%
Bank Hapoalim B.M.	23,624	119,554
Bank Leumi Le-Israel *	61,101	222,242
		341,796
Materials 0.0%
Israel Chemicals Ltd.	40,803	229,204
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	33,587	2,194,029
Software & Services 0.0%
Check Point Software Technologies Ltd. *	2,022	157,736
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	261,981	469,525
		3,392,290
Italy 3.9%
Automobiles & Components 0.0%
Pirelli & C. S.p.A.	15,345	256,879
Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *	115,788	243,004
Banca Popolare dell'Emilia Romagna SC	28,458	243,618
Banco Popolare SC *	19,029	326,653
Intesa Sanpaolo S.p.A.	851,529	3,104,765
UniCredit S.p.A.	489,820	3,199,755
Unione di Banche Italiane S.C.p.A.	59,097	460,878
		7,578,673
Capital Goods 0.1%
Finmeccanica S.p.A. *	37,598	508,491
Prysmian S.p.A.	12,852	274,621
		783,112
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	2,790	188,822
Diversified Financials 0.1%
EXOR S.p.A.	14,253	654,311
Mediobanca S.p.A.	27,400	274,780
		929,091
Energy 1.0%
Eni S.p.A.	420,774	6,897,710
Saipem S.p.A. *(b)	38,258	368,023
		7,265,733
Insurance 0.2%
Assicurazioni Generali S.p.A.	59,985	1,097,591
Media 0.1%
Mediaset S.p.A.	102,951	492,803
Telecommunication Services 0.5%
Telecom Italia S.p.A. *	1,846,436	2,240,652
Telecom Italia S.p.A. - RSP	965,682	966,809
		3,207,461
Transportation 0.1%
Atlantia S.p.A.	18,496	494,493
Security	Number of Shares	Value ($)
Utilities 0.7%
A2A S.p.A.	195,300	239,404
Enel S.p.A.	927,420	4,173,322
Snam S.p.A.	104,941	512,912
Terna Rete Elettrica Nazionale S.p.A.	52,452	244,258
		5,169,896
		27,464,554
Japan 22.9%
Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	17,908	647,251
Bridgestone Corp.	41,583	1,395,708
Daihatsu Motor Co., Ltd.	23,778	290,983
Denso Corp.	25,513	1,142,964
Fuji Heavy Industries Ltd.	15,632	550,864
Honda Motor Co., Ltd.	122,333	3,860,225
Isuzu Motors Ltd.	29,676	338,304
Mazda Motor Corp.	21,911	377,975
Mitsubishi Motors Corp.	17,609	135,281
NGK Spark Plug Co., Ltd.	5,174	127,317
NHK Spring Co., Ltd.	27,900	270,286
Nissan Motor Co., Ltd.	203,577	1,842,835
Stanley Electric Co., Ltd.	7,816	152,405
Sumitomo Electric Industries Ltd.	71,804	987,724
Sumitomo Rubber Industries Ltd.	13,728	194,617
Suzuki Motor Corp.	23,036	784,975
The Yokohama Rubber Co., Ltd.	6,474	127,252
Toyoda Gosei Co., Ltd.	5,903	115,785
Toyota Industries Corp.	8,732	434,492
Toyota Motor Corp.	104,202	6,184,105
Yamaha Motor Co., Ltd.	13,565	262,267
		20,223,615
Banks 1.4%
Mitsubishi UFJ Financial Group, Inc.	512,914	3,386,413
Mizuho Financial Group, Inc.	1,054,443	2,163,964
North Pacific Bank Ltd.	22,440	90,364
Resona Holdings, Inc.	111,600	565,252
Sumitomo Mitsui Financial Group, Inc.	64,760	2,652,710
Sumitomo Mitsui Trust Holdings, Inc.	110,297	456,169
The Bank of Yokohama Ltd.	39,080	239,411
		9,554,283
Capital Goods 3.0%
Asahi Glass Co., Ltd.	145,749	867,146
Daikin Industries Ltd.	8,152	486,893
Ebara Corp.	34,246	136,775
FANUC Corp.	3,908	635,774
Furukawa Electric Co., Ltd.	131,160	212,133
Hanwa Co., Ltd.	54,712	229,801
Hino Motors Ltd.	12,912	142,348
Hitachi Construction Machinery Co., Ltd.	8,004	116,244
IHI Corp.	70,344	218,256
ITOCHU Corp.	105,797	1,270,681
JGC Corp.	13,792	201,784
JTEKT Corp.	13,456	189,762
Kajima Corp.	67,624	380,572
Kawasaki Heavy Industries Ltd.	80,708	305,689
Kinden Corp.	14,825	186,436
Komatsu Ltd.	52,098	866,043
Kubota Corp.	36,360	569,620
36    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
LIXIL Group Corp.	21,340	440,588
Makita Corp.	5,640	319,733
Marubeni Corp.	157,134	862,529
Mitsubishi Corp.	107,002	1,991,084
Mitsubishi Electric Corp.	111,972	1,118,935
Mitsubishi Heavy Industries Ltd.	196,795	940,900
Mitsui & Co., Ltd.	144,978	1,888,417
Mitsui Engineering & Shipbuilding Co., Ltd.	107,712	167,988
Nagase & Co., Ltd.	15,904	192,394
Nidec Corp.	5,096	399,741
NSK Ltd.	16,768	206,720
Obayashi Corp.	41,628	360,683
Shimizu Corp.	37,434	366,664
SMC Corp.	1,188	288,851
Sojitz Corp.	344,219	729,994
Sumitomo Corp.	107,244	1,139,387
Sumitomo Heavy Industries Ltd.	42,593	185,577
Taisei Corp.	54,468	369,457
Toshiba Corp.	352,734	1,117,711
TOTO Ltd.	12,912	190,508
Toyota Tsusho Corp.	29,088	670,643
		20,964,461
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	79,620	820,279
Recruit Holdings Co., Ltd.	3,173	97,663
Secom Co., Ltd.	10,171	651,545
Toppan Printing Co., Ltd.	83,428	693,254
		2,262,741
Consumer Durables & Apparel 0.9%
Bandai Namco Holdings, Inc.	14,468	335,241
Iida Group Holdings Co., Ltd.	2,444	43,320
Nikon Corp.	32,204	413,230
Panasonic Corp.	163,912	1,809,071
Sega Sammy Holdings, Inc.	14,272	150,628
Sekisui Chemical Co., Ltd.	33,812	373,596
Sekisui House Ltd.	48,084	719,167
Sharp Corp. *(b)	189,764	277,165
Shimano, Inc.	2,276	306,697
Sony Corp. *	70,342	1,835,387
Sumitomo Forestry Co., Ltd.	16,004	179,605
Yamaha Corp.	9,562	219,196
		6,662,303
Consumer Services 0.1%
Benesse Holdings, Inc.	5,640	149,860
Oriental Land Co., Ltd.	3,976	219,527
		369,387
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	21,268	147,806
Nomura Holdings, Inc.	66,434	419,978
ORIX Corp.	36,904	497,596
		1,065,380
Energy 0.7%
Cosmo Oil Co., Ltd. *	195,992	305,669
Idemitsu Kosan Co., Ltd.	36,064	618,402
Inpex Corp.	88,676	894,187
JX Holdings, Inc.	636,824	2,464,057
Security	Number of Shares	Value ($)
Showa Shell Sekiyu K.K.	28,272	241,928
TonenGeneral Sekiyu K.K.	43,040	429,743
		4,953,986
Food & Staples Retailing 0.7%
Aeon Co., Ltd.	109,733	1,648,915
Lawson, Inc.	3,389	242,181
Seven & i Holdings Co., Ltd.	58,237	2,542,177
UNY Group Holdings Co., Ltd.	48,084	299,174
		4,732,447
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	32,933	726,002
Asahi Group Holdings Ltd.	21,272	702,572
Coca-Cola West Co., Ltd.	13,456	277,037
Japan Tobacco, Inc.	44,702	1,597,040
Kewpie Corp.	9,568	211,280
Kirin Holdings Co., Ltd.	75,612	1,111,859
MEIJI Holdings Co., Ltd.	3,627	591,106
NH Foods Ltd.	18,996	438,906
Nisshin Seifun Group, Inc.	16,813	230,028
Nissin Foods Holdings Co., Ltd.	4,824	229,288
Suntory Beverage & Food Ltd.	5,671	240,065
Toyo Suisan Kaisha Ltd.	7,000	262,821
Yamazaki Baking Co., Ltd.	14,080	237,600
		6,855,604
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	27,900	509,721
Hoya Corp.	19,912	780,394
Medipal Holdings Corp.	31,536	546,744
Olympus Corp.	5,912	216,117
Suzuken Co., Ltd.	13,257	456,176
Terumo Corp.	9,264	253,416
		2,762,568
Household & Personal Products 0.2%
Kao Corp.	22,357	1,024,269
Shiseido Co., Ltd.	21,605	453,637
Unicharm Corp.	9,820	198,612
		1,676,518
Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	17,908	565,384
Sompo Japan Nipponkoa Holdings, Inc.	17,092	567,406
T&D Holdings, Inc.	17,364	234,199
The Dai-ichi Life Insurance Co., Ltd.	31,264	570,664
Tokio Marine Holdings, Inc.	22,930	922,612
		2,860,265
Materials 1.8%
Air Water, Inc.	10,908	174,532
Asahi Kasei Corp.	77,953	622,929
Daicel Corp.	18,724	247,521
Denki Kagaku Kogyo K.K.	49,444	210,938
DIC Corp.	80,708	195,135
Hitachi Chemical Co., Ltd.	8,172	125,832
JFE Holdings, Inc.	51,431	798,934
JSR Corp.	11,452	180,306
Kaneka Corp.	39,080	317,000
Kobe Steel Ltd.	357,160	480,398
Kuraray Co., Ltd.	23,800	281,825
Mitsubishi Chemical Holdings Corp.	144,048	821,009
See financial notes    37

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi Materials Corp.	94,220	303,221
Mitsui Chemicals, Inc.	130,404	442,266
Mitsui Mining & Smelting Co., Ltd.	80,708	165,832
Nippon Paper Industries Co., Ltd.	14,892	244,175
Nippon Steel & Sumitomo Metal Corp.	522,496	1,076,596
Nitto Denko Corp.	9,149	616,955
Oji Holdings Corp.	106,876	495,641
Shin-Etsu Chemical Co., Ltd.	16,366	901,187
Showa Denko K.K.	216,300	248,098
Sumitomo Chemical Co., Ltd.	141,752	706,508
Sumitomo Metal Mining Co., Ltd.	31,629	402,197
Taiheiyo Cement Corp.	65,076	220,706
Taiyo Nippon Sanso Corp.	15,015	184,118
Teijin Ltd.	135,104	430,335
Toray Industries, Inc.	88,280	780,923
Tosoh Corp.	49,444	233,786
Toyo Seikan Group Holdings Ltd.	25,724	422,631
Ube Industries Ltd.	148,504	257,341
		12,588,875
Media 0.1%
Dentsu, Inc.	12,400	636,448
Hakuhodo DY Holdings, Inc.	36,632	366,970
		1,003,418
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	78,148	1,160,758
Chugai Pharmaceutical Co., Ltd.	7,000	261,955
Daiichi Sankyo Co., Ltd.	47,256	911,506
Eisai Co., Ltd.	11,914	813,438
Kyowa Hakko Kirin Co., Ltd.	18,180	305,888
Mitsubishi Tanabe Pharma Corp.	11,887	213,051
Ono Pharmaceutical Co., Ltd.	2,068	264,163
Otsuka Holdings Co., Ltd.	23,720	809,457
Shionogi & Co., Ltd.	8,437	331,395
Takeda Pharmaceutical Co., Ltd.	44,920	2,209,952
		7,281,563
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	4,280	468,669
Daiwa House Industry Co., Ltd.	31,536	775,746
Mitsubishi Estate Co., Ltd.	25,452	547,958
Mitsui Fudosan Co., Ltd.	20,184	559,626
Sumitomo Realty & Development Co., Ltd.	9,612	325,278
Tokyu Fudosan Holdings Corp.	5,074	34,919
		2,712,196
Retailing 0.5%
EDION Corp. (b)	36,088	262,653
Fast Retailing Co., Ltd.	966	392,705
Isetan Mitsukoshi Holdings Ltd.	27,219	436,187
J Front Retailing Co., Ltd.	21,077	342,457
K's Holdings Corp.	8,460	270,167
Marui Group Co., Ltd.	19,141	231,868
Nitori Holdings Co., Ltd.	3,179	253,145
Shimamura Co., Ltd.	3,364	311,181
Takashimaya Co., Ltd.	28,544	247,318
Yamada Denki Co., Ltd.	213,335	822,110
		3,569,791
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	6,144	334,109
Tokyo Electron Ltd.	6,480	341,044
		675,153
Software & Services 0.6%
Fujitsu Ltd.	250,284	1,243,520
Konami Corp.	10,516	231,173
Nintendo Co., Ltd.	8,541	1,762,680
Nomura Research Institute Ltd.	3,859	156,831
NTT Data Corp.	11,724	564,989
		3,959,193
Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	17,908	244,862
Canon, Inc.	89,399	2,734,679
FUJIFILM Holdings Corp.	37,165	1,530,026
Hitachi Ltd.	428,437	2,410,433
Ibiden Co., Ltd.	13,184	186,579
Keyence Corp.	372	173,100
Konica Minolta, Inc.	44,700	491,318
Kyocera Corp.	21,272	1,045,301
Murata Manufacturing Co., Ltd.	5,054	731,920
NEC Corp.	315,292	996,467
Nippon Electric Glass Co., Ltd.	69,310	306,557
Omron Corp.	8,188	308,101
Ricoh Co., Ltd.	70,344	688,145
Seiko Epson Corp.	16,483	267,542
TDK Corp.	7,309	455,361
		12,570,391
Telecommunication Services 1.6%
KDDI Corp.	115,893	2,886,208
Nippon Telegraph & Telephone Corp.	109,213	4,172,146
NTT DOCOMO, Inc.	124,602	2,610,077
SoftBank Group Corp.	29,873	1,741,082
		11,409,513
Transportation 1.3%
ANA Holdings, Inc.	82,672	242,794
Central Japan Railway Co.	7,360	1,207,687
East Japan Railway Co.	21,037	1,945,122
Hankyu Hanshin Holdings, Inc.	65,076	390,934
Kamigumi Co., Ltd.	23,448	196,585
Kawasaki Kisen Kaisha Ltd.	113,036	251,844
Keio Corp.	15,365	115,378
Kintetsu Group Holdings Co., Ltd.	78,160	279,269
Mitsui OSK Lines Ltd.	171,952	485,271
Nagoya Railroad Co., Ltd.	57,260	228,218
Nippon Express Co., Ltd.	111,728	542,114
Nippon Yusen K.K.	234,652	617,684
Odakyu Electric Railway Co., Ltd.	20,383	186,363
Seino Holdings Co., Ltd.	20,728	230,397
Tobu Railway Co., Ltd.	51,992	232,105
Tokyu Corp.	57,260	406,823
West Japan Railway Co.	14,288	965,385
Yamato Holdings Co., Ltd.	28,808	562,562
		9,086,535
Utilities 1.5%
Chubu Electric Power Co., Inc.	91,935	1,425,093
Electric Power Development Co., Ltd.	9,820	307,926
Hokkaido Electric Power Co., Inc. *	31,536	346,627
Hokuriku Electric Power Co.	19,710	284,952
38    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kyushu Electric Power Co., Inc. *	49,202	587,086
Osaka Gas Co., Ltd.	179,768	730,732
Shikoku Electric Power Co., Inc.	20,184	315,955
The Chugoku Electric Power Co., Inc.	31,856	466,333
The Kansai Electric Power Co., Inc. *	96,335	1,203,144
Toho Gas Co., Ltd.	36,360	219,327
Tohoku Electric Power Co., Inc.	51,724	710,653
Tokyo Electric Power Co., Inc. *	394,675	2,703,142
Tokyo Gas Co., Ltd.	179,768	983,951
		10,284,921
		160,085,107
Luxembourg 0.4%
Energy 0.0%
Tenaris S.A.	25,805	334,830
Materials 0.3%
ArcelorMittal	225,300	1,751,741
Media 0.1%
RTL Group S.A. *	3,101	269,739
SES S.A.	11,439	339,340
		609,079
Telecommunication Services 0.0%
Millicom International Cellular S.A.	4,547	302,767
		2,998,417
Netherlands 5.3%
Banks 0.3%
ING Groep N.V. CVA	124,468	1,903,018
Capital Goods 0.2%
Boskalis Westminster	3,402	176,988
Koninklijke Philips N.V.	60,264	1,547,691
		1,724,679
Commercial & Professional Services 0.1%
Randstad Holding N.V.	8,370	528,483
Energy 3.0%
Fugro N.V. CVA *	9,806	204,699
Royal Dutch Shell plc, A Shares	498,510	13,003,749
Royal Dutch Shell plc, B Shares	309,874	8,132,945
		21,341,393
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	99,838	1,970,563
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	6,975	486,123
Heineken N.V.	7,675	606,289
		1,092,412
Household & Personal Products 0.3%
Unilever N.V. CVA	55,390	2,217,874
Insurance 0.1%
Aegon N.V.	103,805	638,096
Delta Lloyd N.V.	11,633	123,400
		761,496
Materials 0.3%
Akzo Nobel N.V.	17,593	1,189,480
Koninklijke DSM N.V.	12,095	635,745
		1,825,225
Security	Number of Shares	Value ($)
Media 0.1%
RELX N.V.	14,652	225,495
Wolters Kluwer N.V.	11,493	363,801
		589,296
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	3,540	323,989
NXP Semiconductor N.V. *	1,314	111,230
		435,219
Software & Services 0.0%
Gemalto N.V.	2,138	153,799
Telecommunication Services 0.2%
Koninklijke KPN N.V.	436,405	1,697,779
VimpelCom Ltd. ADR	8,194	38,266
		1,736,045
Transportation 0.1%
PostNL N.V. *	64,251	242,401
TNT Express N.V.	55,550	469,069
		711,470
		36,990,972
New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	47,713	217,543
Telecommunication Services 0.1%
Spark New Zealand Ltd.	213,194	456,317
Utilities 0.0%
Meridian Energy Ltd.	156,286	218,719
		892,579
Norway 0.8%
Banks 0.1%
DNB A.S.A.	35,991	508,182
Energy 0.4%
Petroleum Geo-Services A.S.A.	37,425	165,045
Statoil A.S.A.	181,306	2,678,904
		2,843,949
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	16,309	194,103
Orkla A.S.A.	64,170	466,805
		660,908
Materials 0.1%
Norsk Hydro A.S.A.	95,162	325,247
Yara International A.S.A.	13,950	614,366
		939,613
Telecommunication Services 0.1%
Telenor A.S.A.	43,382	854,142
		5,806,794
Portugal 0.2%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	2,212,532	156,186
Energy 0.1%
Galp Energia, SGPS, S.A.	33,596	353,744
See financial notes    39

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	17,709	245,060
Telecommunication Services 0.0%
Pharol SGPS S.A. *	400,757	116,752
Utilities 0.1%
EDP - Energias de Portugal S.A.	212,110	742,954
		1,614,696
Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	48,356	608,950
Oversea-Chinese Banking Corp., Ltd.	80,164	507,598
United Overseas Bank Ltd.	42,529	584,423
		1,700,971
Capital Goods 0.1%
Keppel Corp., Ltd.	74,036	359,077
Sembcorp Industries Ltd.	65,076	157,810
		516,887
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	550,539	122,966
Wilmar International Ltd.	137,320	277,503
		400,469
Media 0.0%
Singapore Press Holdings Ltd.	75,068	209,720
Real Estate 0.0%
CapitaLand Ltd.	73,995	147,959
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	6,536	132,546
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	47,619	500,475
Venture Corp., Ltd.	24,364	138,379
		638,854
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	340,696	903,498
Transportation 0.1%
ComfortDelGro Corp., Ltd.	99,060	197,375
Hutchison Port Holdings Trust	383,156	201,157
Singapore Airlines Ltd.	47,872	336,730
		735,262
		5,386,166
Spain 4.3%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	366,382	3,392,217
Banco de Sabadell S.A.	157,167	334,601
Banco Popular Espanol S.A.	118,065	505,487
Banco Santander S.A.	1,234,891	7,554,974
CaixaBank S.A.	87,142	376,900
		12,164,179
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	19,003	616,109
Ferrovial S.A.	26,423	631,220
		1,247,329
Security	Number of Shares	Value ($)
Energy 0.3%
Repsol S.A.	149,957	2,143,181
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	25,120	151,037
Insurance 0.0%
Mapfre S.A.	68,754	202,612
Retailing 0.2%
Industria de Diseno Textil S.A.	29,204	973,184
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	8,931	373,368
Telecommunication Services 1.1%
Telefonica S.A.	553,817	7,812,747
Transportation 0.1%
Abertis Infraestructuras S.A.	21,342	352,966
Utilities 0.6%
Acciona S.A.	3,365	250,398
Enagas S.A.	7,533	206,122
Endesa S.A.	21,924	454,468
Gas Natural SDG S.A.	22,917	464,781
Iberdrola S.A.	409,860	2,780,747
Red Electrica Corp. S.A.	3,649	291,279
		4,447,795
		29,868,398
Sweden 2.3%
Automobiles & Components 0.1%
Autoliv, Inc. (b)	4,501	459,777
Banks 0.5%
Nordea Bank AB	107,315	1,267,254
Skandinaviska Enskilda Banken AB, A Shares	47,724	554,279
Svenska Handelsbanken AB, A Shares	51,948	774,452
Swedbank AB, A Shares	25,456	580,206
		3,176,191
Capital Goods 0.7%
Alfa Laval AB	13,680	230,224
Assa Abloy AB, B Shares	22,740	434,419
Atlas Copco AB, A Shares	27,063	680,941
Atlas Copco AB, B Shares	12,107	275,663
NCC AB, B Shares	8,928	259,993
Sandvik AB	72,840	702,196
Skanska AB, B Shares	27,740	542,688
SKF AB, B Shares	24,885	474,810
Trelleborg AB, B Shares	10,328	168,335
Volvo AB, A Shares	16,825	182,224
Volvo AB, B Shares	98,573	1,069,924
		5,021,417
Commercial & Professional Services 0.1%
Securitas AB, B Shares	23,835	303,371
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	19,261	542,743
Husqvarna AB, B Shares	34,317	222,437
		765,180
Food, Beverage & Tobacco 0.0%
Swedish Match AB	9,612	283,537
40    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	8,150	180,764
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	32,408	921,987
Materials 0.1%
Boliden AB	25,123	414,214
SSAB AB, A Shares *(b)	40,827	171,098
SSAB AB, B Shares *	7,910	28,851
		614,163
Retailing 0.2%
Hennes & Mauritz AB, B Shares	30,805	1,182,790
Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	164,614	1,601,472
Telecommunication Services 0.2%
Tele2 AB, B Shares	47,493	468,200
TeliaSonera AB	186,732	1,051,478
		1,519,678
		16,030,327
Switzerland 5.6%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	108,187	2,088,673
Geberit AG - Reg'd	865	274,872
Schindler Holding AG	1,126	172,675
Schindler Holding AG - Reg'd	279	43,449
Wolseley plc	17,309	1,119,956
		3,699,625
Commercial & Professional Services 0.1%
Adecco S.A. - Reg'd *	9,846	773,284
SGS S.A. - Reg'd	157	276,968
		1,050,252
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	11,245	841,296
The Swatch Group AG	850	325,480
The Swatch Group AG - Reg'd	1,763	130,532
		1,297,308
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	48,444	1,299,955
UBS Group AG *	24,047	498,073
		1,798,028
Energy 0.1%
Transocean Ltd. (b)	52,675	720,090
Food, Beverage & Tobacco 1.2%
Aryzta AG *	1,274	65,317
Chocoladefabriken Lindt & Sprungli AG	13	73,399
Chocoladefabriken Lindt & Sprungli AG - Reg'd	2	134,605
Coca-Cola HBC AG CDI *	11,176	229,813
Nestle S.A. - Reg'd	107,815	7,949,133
		8,452,267
Insurance 0.6%
Baloise Holding AG - Reg'd	2,232	273,273
Swiss Life Holding AG - Reg'd *	1,116	261,271
Security	Number of Shares	Value ($)
Swiss Re AG	16,259	1,396,319
Zurich Insurance Group AG *	8,151	2,239,513
		4,170,376
Materials 0.6%
Clariant AG - Reg'd *	14,787	266,825
Givaudan S.A. - Reg'd *	172	296,138
Glencore plc *	646,050	1,473,546
LafargeHolcim Ltd. - Reg'd *	13,923	885,440
Sika AG	50	165,503
Syngenta AG - Reg'd	3,196	1,107,140
		4,194,592
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Actelion Ltd. - Reg'd *	1,269	173,215
Lonza Group AG - Reg'd *	1,729	237,077
Novartis AG - Reg'd	68,269	6,685,357
Roche Holding AG	17,791	4,856,858
Roche Holding AG, Bearer Shares	622	169,964
		12,122,471
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	53,858	390,451
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	12,281	728,140
Telecommunication Services 0.1%
Swisscom AG - Reg'd	1,116	602,978
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	2,511	334,436
		39,561,014
United Kingdom 16.8%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	55,468	779,385
GKN plc	56,916	255,345
		1,034,730
Banks 2.3%
Barclays plc	995,036	4,001,141
HSBC Holdings plc	1,006,299	8,027,858
Lloyds Banking Group plc	1,751,325	2,084,260
Royal Bank of Scotland Group plc *	117,618	609,259
Standard Chartered plc	113,056	1,330,183
		16,052,701
Capital Goods 0.7%
BAE Systems plc	207,126	1,440,528
Balfour Beatty plc	104,751	439,017
Bunzl plc	11,816	316,029
Carillion plc	39,897	209,427
CNH Industrial N.V.	13,733	108,330
Cobham plc	48,825	211,461
DCC plc	3,089	230,845
IMI plc	12,860	205,303
Meggitt plc	25,110	184,368
Rolls-Royce Holdings plc *	83,312	952,675
Smiths Group plc	16,182	280,985
The Weir Group plc	7,434	160,526
Travis Perkins plc	11,160	351,520
		5,091,014
See financial notes    41

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.2%
AA plc *	6,294	32,196
Aggreko plc	7,830	128,494
Babcock International Group plc	12,329	183,742
Capita plc	17,298	328,829
G4S plc	109,096	430,380
Intertek Group plc	4,756	185,502
Serco Group plc	95,193	165,440
		1,454,583
Consumer Durables & Apparel 0.2%
Barratt Developments plc	37,675	370,553
Burberry Group plc	9,486	205,857
Persimmon plc *	6,088	196,911
Taylor Wimpey plc	109,151	337,931
		1,111,252
Consumer Services 0.3%
Carnival plc	7,599	388,017
Compass Group plc	68,408	1,088,939
InterContinental Hotels Group plc	6,143	232,041
Thomas Cook Group plc *	128,643	212,098
Whitbread plc	3,386	249,812
William Hill plc	29,295	162,201
		2,333,108
Diversified Financials 0.1%
3i Group plc	5,431	41,079
ICAP plc	30,411	212,392
Man Group plc	210,860	522,452
		775,923
Energy 2.6%
Amec Foster Wheeler plc	27,416	340,067
BG Group plc	164,140	2,510,841
BP plc	2,609,627	14,469,052
John Wood Group plc	28,508	279,953
Petrofac Ltd.	16,248	222,906
Subsea 7 S.A. *	23,482	197,143
Tullow Oil plc *	38,987	133,835
		18,153,797
Food & Staples Retailing 0.9%
Booker Group plc	80,951	210,285
J Sainsbury plc	282,439	1,054,267
Tesco plc	1,277,738	3,760,336
William Morrison Supermarkets plc	555,968	1,440,808
		6,465,696
Food, Beverage & Tobacco 1.4%
Associated British Foods plc	10,650	524,478
British American Tobacco plc	74,640	3,993,764
Diageo plc	65,065	1,731,211
Imperial Tobacco Group plc	41,047	1,994,286
SABMiller plc	21,505	1,010,101
Tate & Lyle plc	32,085	267,459
		9,521,299
Health Care Equipment & Services 0.1%
Smith & Nephew plc	27,912	499,260
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	17,856	1,581,018
Unilever plc	46,872	1,890,898
		3,471,916
Security	Number of Shares	Value ($)
Insurance 0.8%
Admiral Group plc	9,104	217,030
Amlin plc	28,737	228,059
Aviva plc	206,744	1,538,350
Direct Line Insurance Group plc	79,909	433,960
Legal & General Group plc	126,990	493,550
Old Mutual plc	192,332	592,205
Phoenix Group Holdings	12,763	165,575
Prudential plc	48,825	1,064,817
RSA Insurance Group plc	76,488	604,662
Standard Life plc	54,983	351,870
Willis Group Holdings plc	5,859	252,465
		5,942,543
Materials 1.4%
Anglo American plc	149,468	1,703,424
Antofagasta plc	25,712	240,829
BHP Billiton plc	151,112	2,630,884
DS Smith plc	34,044	206,664
Johnson Matthey plc	12,921	537,551
KAZ Minerals plc *	68,437	183,567
Mondi plc	18,253	414,921
Rexam plc	54,427	450,771
Rio Tinto plc	81,830	3,005,407
Vedanta Resources plc	23,455	197,504
		9,571,522
Media 0.5%
Informa plc	27,900	248,450
ITV plc	55,800	214,723
Liberty Global plc, Class A *	3,526	169,671
Liberty Global plc, Series C *	10,875	487,961
Pearson plc	41,013	714,674
RELX plc	19,009	305,515
Sky plc	34,043	546,095
WPP plc	39,622	823,281
		3,510,370
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	78,463	4,971,855
GlaxoSmithKline plc	276,095	5,692,221
		10,664,076
Real Estate 0.1%
Land Securities Group plc	18,172	349,916
Retailing 0.5%
Home Retail Group plc	223,479	522,784
Inchcape plc	35,748	401,632
Kingfisher plc	194,608	1,066,132
Marks & Spencer Group plc	123,360	989,430
Next plc	4,775	583,477
		3,563,455
Software & Services 0.1%
The Sage Group plc	44,082	349,499
Telecommunication Services 1.4%
BT Group plc	311,012	2,092,005
Inmarsat plc	15,345	231,522
Vodafone Group plc	2,070,499	7,219,098
		9,542,625
Transportation 0.1%
easyJet plc	6,812	176,326
Firstgroup plc *	226,118	379,069
42    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
International Consolidated Airlines Group S.A. *	31,596	261,925
Royal Mail plc	27,106	193,437
		1,010,757
Utilities 1.0%
Centrica plc	490,208	1,833,582
Drax Group plc	44,031	198,148
National Grid plc	175,929	2,327,249
Pennon Group plc	15,136	179,366
Severn Trent plc	13,392	427,798
SSE plc	73,118	1,654,220
United Utilities Group plc	34,378	452,067
		7,072,430
		117,542,472
Total Common Stock
(Cost $753,063,762)		692,719,251

Preferred Stock 0.4% of net assets
Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	3,069	223,213
Volkswagen AG	10,704	2,032,954
		2,256,167
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	5,301	554,181
Utilities 0.0%
RWE AG	3,938	47,699
		2,858,047
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	66,681	219,964
Total Preferred Stock
(Cost $3,713,046)		3,078,011

Rights 0.0% of net assets
Australia 0.0%
Banks 0.0%
Commonwealth Bank of Australia *	2,185	5,499
Total Rights
(Cost $—)		5,499

Other Investment Companies 0.4% of net assets
United States 0.4%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,615,091	1,615,091
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,346,797	1,346,797
Total Other Investment Companies
(Cost $2,961,888)		2,961,888

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $759,828,882 and the unrealized appreciation and depreciation were $15,396,008 and ($76,460,241), respectively, with a net unrealized depreciation of ($61,064,233).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,548,083. Non-cash collateral pledged to the fund for securities on loan amounted to $265,345.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	20	1,732,700	(91,161)
See financial notes    43

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	324,181,328	310,023,650
0.3%	Preferred Stock	958,756	924,869
0.8%	Other Investment Companies	2,357,250	2,348,544
100.4%	Total Investments	327,497,334	313,297,063
(0.4%)	Other Assets and Liabilities, Net		(1,186,015)
100.0%	Net Assets		312,111,048

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Australia 4.9%
Banks 0.1%
Bank of Queensland Ltd.	30,920	277,736
Capital Goods 0.2%
Cardno Ltd. (b)	61,387	121,422
GWA Group Ltd.	81,083	152,332
Monadelphous Group Ltd. (b)	34,380	183,046
Seven Group Holdings Ltd.	21,688	76,264
		533,064
Commercial & Professional Services 0.4%
ALS Ltd.	91,642	342,390
Cabcharge Australia Ltd.	25,209	55,760
Mineral Resources Ltd.	28,633	88,708
Recall Holdings Ltd.	7,497	37,205
SAI Global Ltd.	34,586	107,887
Seek Ltd.	10,698	93,591
Spotless Group Holdings Ltd.	24,861	35,074
Transfield Services Ltd. *	300,208	249,014
Transpacific Industries Group Ltd.	409,509	198,870
		1,208,499
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	331,968	152,977
G.U.D. Holdings Ltd.	30,411	192,098
		345,075
Consumer Services 0.5%
Ardent Leisure Group	67,938	118,003
Aristocrat Leisure Ltd.	28,256	169,071
Crown Resorts Ltd.	63,037	511,254
Echo Entertainment Group Ltd.	123,430	430,528
Flight Centre Travel Group Ltd. (b)	4,775	125,287
Security	Number of Shares	Value ($)
InvoCare Ltd.	4,203	34,565
Navitas Ltd.	26,451	74,635
		1,463,343
Diversified Financials 0.2%
ASX Ltd.	12,415	347,135
Challenger Ltd.	39,442	199,931
IOOF Holdings Ltd.	16,436	104,405
Perpetual Ltd.	5,593	171,057
		822,528
Energy 0.1%
AWE Ltd. *	152,397	100,479
Beach Energy Ltd.	215,628	102,423
Whitehaven Coal Ltd. *(b)	175,889	145,271
		348,173
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	26,564	84,746
GrainCorp Ltd., Class A	47,489	274,389
Treasury Wine Estates Ltd.	118,060	498,844
		857,979
Health Care Equipment & Services 0.5%
Ansell Ltd.	17,642	276,786
Australian Pharmaceutical Industries Ltd.	32,859	37,855
Cochlear Ltd.	4,875	295,257
Healthscope Ltd.	19,778	37,298
Primary Health Care Ltd.	90,321	265,097
Ramsay Health Care Ltd.	7,676	339,901
Sigma Pharmaceuticals Ltd.	744,734	425,023
		1,677,217
Insurance 0.1%
nib Holdings Ltd.	73,191	158,261
Materials 0.7%
Adelaide Brighton Ltd.	99,839	319,222
CSR Ltd.	159,103	350,796
DuluxGroup Ltd.	23,624	94,292
Iluka Resources Ltd.	83,160	438,045
Nufarm Ltd.	62,443	316,523
OceanaGold Corp.	54,437	94,922
Orora Ltd.	30,889	50,148
OZ Minerals Ltd.	162,296	432,625
Western Areas Ltd.	15,142	29,628
		2,126,201
Media 0.4%
Amalgamated Holdings Ltd.	4,214	37,971
APN News & Media Ltd. *	197,678	70,773
Fairfax Media Ltd.	816,989	495,220
Nine Entertainment Co. Holdings Ltd.	33,785	39,760
Seven West Media Ltd.	247,880	145,860
Southern Cross Media Group Ltd.	181,163	120,729
Ten Network Holdings Ltd. *	975,764	127,977
Village Roadshow Ltd.	20,817	103,307
		1,141,597
Real Estate 0.5%
Charter Hall Retail REIT	32,736	93,297
Dexus Property Group	97,496	509,413
Federation Centres	45,757	91,803
Goodman Group	103,448	447,371
44    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Investa Office Fund	54,300	148,209
The GPT Group	144,001	458,382
		1,748,475
Retailing 0.5%
Automotive Holdings Group Ltd.	73,014	212,229
Burson Group Ltd.	16,186	42,343
Harvey Norman Holdings Ltd.	92,764	285,420
JB Hi-Fi Ltd. (b)	22,023	296,651
Myer Holdings Ltd. (b)	386,581	331,621
Premier Investments Ltd.	19,375	170,325
Super Retail Group Ltd.	18,884	118,081
		1,456,670
Software & Services 0.1%
carsales.com Ltd.	5,268	36,414
Computershare Ltd.	55,232	387,651
IRESS Ltd.	9,726	65,229
		489,294
Transportation 0.1%
Qube Holdings Ltd.	21,606	33,698
Sydney Airport	104,561	426,239
		459,937
Utilities 0.1%
AusNet Services	249,040	230,407
		15,344,456
Austria 1.0%
Capital Goods 0.4%
ANDRITZ AG	9,581	458,621
Wienerberger AG	32,749	582,353
Zumtobel Group AG	7,050	202,860
		1,243,834
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	1,470	80,216
Insurance 0.1%
UNIQA Insurance Group AG	4,442	37,075
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,569	215,076
		252,151
Materials 0.1%
Lenzing AG	2,299	159,688
RHI AG	5,227	109,113
		268,801
Real Estate 0.1%
IMMOFINANZ AG *	92,906	231,209
Semiconductors & Semiconductor Equipment 0.0%
ams AG	899	33,420
Telecommunication Services 0.2%
Telekom Austria AG	85,711	532,153
Transportation 0.1%
Oesterreichische Post AG	8,042	309,395
Utilities 0.0%
Verbund AG	8,977	126,790
		3,077,969
Security	Number of Shares	Value ($)
Belgium 1.1%
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,464	216,862
Gimv N.V.	4,516	214,046
		430,908
Health Care Equipment & Services 0.0%
Fagron	2,067	54,891
Household & Personal Products 0.0%
Ontex Group N.V.	1,338	41,798
Materials 0.4%
Bekaert N.V.	22,350	647,867
Nyrstar N.V. *	112,721	283,047
Tessenderlo Chemie N.V. *	10,511	371,288
		1,302,202
Real Estate 0.1%
Befimmo S.A.	1,699	104,705
Cofinimmo S.A.	1,936	202,980
		307,685
Technology Hardware & Equipment 0.1%
Barco N.V.	3,155	195,460
EVS Broadcast Equipment S.A.	5,327	149,163
		344,623
Telecommunication Services 0.2%
Mobistar S.A. *	22,704	472,417
Transportation 0.1%
bpost S.A.	7,353	179,117
Utilities 0.1%
Elia System Operator S.A. N.V.	6,447	291,374
		3,425,015
Canada 6.9%
Automobiles & Components 0.1%
Linamar Corp.	5,227	271,505
Martinrea International, Inc.	19,119	167,983
		439,488
Banks 0.2%
Canadian Western Bank	6,998	129,914
Genworth MI Canada, Inc.	8,153	186,775
Home Capital Group, Inc.	4,137	85,507
Laurentian Bank of Canada	4,509	164,093
		566,289
Capital Goods 0.7%
Aecon Group, Inc.	23,065	221,202
Ag Growth International, Inc.	1,034	29,470
ATS Automation Tooling Systems, Inc. *	6,684	68,372
Bird Construction, Inc.	9,858	89,281
CAE, Inc.	28,959	314,512
MacDonald, Dettwiler & Associates Ltd.	4,389	255,621
New Flyer Industries, Inc.	11,219	161,139
Russel Metals, Inc.	18,242	303,142
Toromont Industries Ltd.	12,540	330,253
Wajax Corp.	8,089	139,528
WSP Global, Inc.	4,875	154,622
		2,067,142
See financial notes    45

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.4%
Horizon North Logistics, Inc.	12,635	31,053
Morneau Shepell, Inc.	5,370	62,640
Progressive Waste Solutions Ltd.	16,680	455,331
Ritchie Bros. Auctioneers, Inc.	8,291	226,390
Stantec, Inc.	7,798	180,752
Transcontinental, Inc., Class A	27,265	294,064
		1,250,230
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	12,471	332,091
Gildan Activewear, Inc.	14,589	452,857
		784,948
Consumer Services 0.0%
EnerCare, Inc.	3,741	39,364
Great Canadian Gaming Corp. *	5,738	79,396
		118,760
Diversified Financials 0.1%
AGF Management Ltd., Class B	45,926	215,392
Canaccord Genuity Group, Inc.	6,463	30,068
Dundee Corp., Class A *	17,004	132,530
		377,990
Energy 1.3%
AltaGas Ltd.	10,820	294,145
Bankers Petroleum Ltd. *	16,407	28,979
Bonterra Energy Corp.	1,578	25,938
Calfrac Well Services Ltd.	23,681	81,873
Canadian Energy Services & Technology Corp.	6,853	39,609
Canyon Services Group, Inc.	16,853	71,567
Crew Energy, Inc. *	8,803	29,575
Enbridge Income Fund Holdings, Inc.	3,563	88,560
Enerflex Ltd.	21,840	207,648
Ensign Energy Services, Inc.	43,780	346,160
Gran Tierra Energy, Inc. *	53,832	132,304
Keyera Corp.	13,389	406,349
MEG Energy Corp. *	8,077	71,755
Mullen Group Ltd.	20,001	287,275
Newalta Corp.	9,980	99,763
NuVista Energy Ltd. *	15,704	67,160
Parkland Fuel Corp.	18,122	309,320
Pason Systems, Inc.	7,561	116,498
Peyto Exploration & Development Corp.	9,918	232,426
Precision Drilling Corp.	70,361	335,279
Secure Energy Services, Inc.	3,728	29,841
ShawCor Ltd.	9,602	211,453
Tourmaline Oil Corp. *	1,330	33,288
Trican Well Service Ltd. *	86,184	119,187
Trinidad Drilling Ltd.	58,817	122,010
Veresen, Inc.	26,550	271,187
		4,059,149
Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	3,572	32,485
The Jean Coutu Group PJC, Inc., A Shares	12,542	190,699
The North West Co., Inc.	15,464	314,859
		538,043
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Cott Corp.	31,306	326,825
Maple Leaf Foods, Inc.	21,666	363,461
		690,286
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	10,450	330,033
Materials 1.6%
Agnico Eagle Mines Ltd.	18,738	453,768
Alamos Gold, Inc., Class A *	14,997	61,093
Canfor Corp. *	8,638	130,495
Cascades, Inc.	43,353	279,571
CCL Industries, Inc., Class B	2,062	266,564
Centerra Gold, Inc.	49,294	246,377
Chemtrade Logistics Income Fund	8,761	125,176
Dominion Diamond Corp.	9,022	106,053
Eldorado Gold Corp.	59,884	176,884
Franco-Nevada Corp.	4,273	183,060
HudBay Minerals, Inc.	32,132	159,151
IAMGOLD Corp. *	231,061	383,799
Interfor Corp. *	2,538	24,226
Labrador Iron Ore Royalty Corp.	6,810	74,575
Lundin Mining Corp. *	71,206	239,227
Major Drilling Group International, Inc.	32,236	97,883
Methanex Corp.	8,880	359,338
Nevsun Resources Ltd.	24,109	71,575
New Gold, Inc. *	40,183	91,510
Pan American Silver Corp.	29,283	200,942
Resolute Forest Products, Inc. *	30,799	310,762
SEMAFO, Inc. *	40,187	98,466
Sherritt International Corp.	228,635	207,928
Silver Wheaton Corp.	14,875	180,334
West Fraser Timber Co., Ltd.	9,495	365,599
		4,894,356
Media 0.4%
Aimia, Inc.	30,939	266,487
Cineplex, Inc.	8,516	306,333
Cogeco Cable, Inc.	3,425	170,954
Cogeco, Inc.	899	37,365
Corus Entertainment, Inc., B Shares	18,669	200,511
Entertainment One Ltd.	25,225	117,009
		1,098,659
Real Estate 0.4%
Artis Real Estate Investment Trust	3,681	33,919
Boardwalk Real Estate Investment Trust	2,305	94,470
Canadian Apartment Properties REIT	1,817	38,238
Canadian Real Estate Investment Trust	2,670	82,277
Colliers International Group, Inc.	2,558	111,548
Cominar Real Estate Investment Trust	4,685	57,150
Dream Office Real Estate Investment Trust	4,979	79,559
First Capital Realty, Inc.	7,920	103,517
Granite Real Estate Investment Trust	5,959	172,253
H&R Real Estate Investment Trust	12,532	194,503
RioCan Real Estate Investment Trust	15,484	282,913
Smart Real Estate Investment Trust	7,041	154,897
		1,405,244
46    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.2%
Dollarama, Inc.	7,043	397,647
Hudson's Bay Co.	10,358	177,655
Uni-Select, Inc.	1,102	47,865
		623,167
Software & Services 0.2%
Constellation Software, Inc.	365	154,233
DH Corp.	9,363	300,348
Open Text Corp.	4,622	207,286
		661,867
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	7,940	169,423
Transportation 0.2%
Air Canada *	3,662	30,909
Exchange Income Corp.	2,494	45,625
TransForce, Inc.	18,252	324,846
Westshore Terminals Investment Corp.	4,265	84,915
		486,295
Utilities 0.3%
Capital Power Corp.	22,236	341,938
Just Energy Group, Inc. (b)	44,178	263,308
Northland Power, Inc.	7,798	96,237
Superior Plus Corp.	40,168	346,583
		1,048,066
		21,609,435
Denmark 1.6%
Banks 0.2%
Jyske Bank A/S - Reg’d *	6,315	352,485
Sydbank A/S	10,765	409,199
		761,684
Capital Goods 0.2%
NKT Holding A/S	5,468	295,685
PER Aarsleff A/S, Class B	129	47,041
Rockwool International A/S, B Shares	1,472	200,213
		542,939
Consumer Durables & Apparel 0.2%
Pandora A/S	4,169	480,987
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	3,678	122,029
Schouw & Co.	3,630	201,362
		323,391
Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	4,629	314,875
GN Store Nord A/S	12,683	226,202
William Demant Holding A/S *	1,220	98,995
		640,072
Insurance 0.1%
Topdanmark A/S *	6,081	169,073
Tryg A/S	11,619	227,982
		397,055
Materials 0.2%
Chr Hansen Holding A/S	4,143	208,299
Novozymes A/S, B Shares	10,573	459,996
		668,295
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	13,165	407,339
Retailing 0.0%
Matas A/S	1,851	36,959
Software & Services 0.1%
SimCorp A/S	5,349	256,165
Transportation 0.2%
D/S Norden A/S *	13,292	313,290
Dfds A/S	1,594	259,882
		573,172
		5,088,058
Finland 1.7%
Capital Goods 0.6%
Cargotec Oyj, B Shares	8,218	260,225
Cramo Oyj	9,134	185,452
Konecranes Oyj	10,210	321,816
Outotec Oyj (b)	46,670	271,143
PKC Group Oyj	1,690	32,741
Ramirent Oyj	19,030	153,953
Uponor Oyj	11,685	187,754
Valmet Oyj	3,674	36,968
YIT Oyj	78,378	454,921
		1,904,973
Commercial & Professional Services 0.1%
Caverion Corp.	28,340	295,321
Lassila & Tikanoja Oyj	2,285	41,990
		337,311
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	19,481	533,269
Fiskars Oyj Abp	1,818	37,177
		570,446
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares *	8,614	41,407
Materials 0.5%
Huhtamaki Oyj	17,673	574,473
Kemira Oyj	24,701	293,658
Metsa Board Oyj	38,033	233,535
Outokumpu Oyj *	48,089	206,806
Tikkurila Oyj	8,170	141,986
		1,450,458
Media 0.1%
Sanoma Oyj	75,931	282,127
Real Estate 0.0%
Sponda Oyj	24,220	97,427
Retailing 0.1%
Stockmann Oyj Abp, B Shares *	25,163	235,006
Software & Services 0.1%
Tieto Oyj	18,368	471,107
		5,390,262
France 4.4%
Automobiles & Components 0.1%
Plastic Omnium S.A.	6,194	160,219
Banks 0.1%
Natixis S.A.	71,223	451,698
See financial notes    47

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Saft Groupe S.A.	6,081	221,992
Tarkett S.A.	1,823	42,406
		264,398
Commercial & Professional Services 0.4%
Derichebourg S.A. *	61,609	202,473
Edenred	19,414	411,248
Elior Participations S.C.A. (c)	1,964	39,854
Societe BIC S.A.	3,542	561,388
		1,214,963
Consumer Durables & Apparel 0.2%
SEB S.A.	5,240	487,210
Diversified Financials 0.1%
Coface S.A. *	3,445	32,371
Eurazeo S.A.	5,726	371,485
		403,856
Energy 0.1%
Bourbon S.A.	11,598	159,196
Etablissements Maurel et Prom *	20,723	108,995
		268,191
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	2,861	169,456
Vilmorin & Cie S.A.	1,458	112,512
		281,968
Health Care Equipment & Services 0.1%
BioMerieux	1,938	219,324
Orpea	2,548	196,284
		415,608
Insurance 0.1%
Euler Hermes Group	2,745	282,971
Materials 0.3%
Eramet *(b)	2,304	130,373
Imerys S.A.	6,073	418,291
Vicat	4,039	271,089
		819,753
Media 0.7%
Havas S.A.	34,692	292,709
IPSOS	8,164	186,111
JCDecaux S.A.	7,907	283,779
Metropole Television S.A.	19,596	378,434
Societe d'Edition de Canal	4,897	43,842
Societe Television Francaise 1	27,749	445,559
Solocal Group *	864,521	318,701
Technicolor S.A. - Reg'd	55,016	408,031
		2,357,166
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	3,899	261,125
Real Estate 0.6%
Fonciere Des Regions	5,347	445,574
Gecina S.A.	2,990	376,573
ICADE	5,226	373,888
Mercialys S.A.	6,799	152,747
Nexity S.A.	10,936	488,252
		1,837,034
Retailing 0.1%
Groupe Fnac S.A. *	3,078	174,997
Security	Number of Shares	Value ($)
Software & Services 0.5%
Alten S.A.	4,509	214,674
Altran Technologies S.A.	20,201	226,465
Dassault Systemes S.A.	6,336	439,387
Sopra Steria Group	1,700	178,656
UBISOFT Entertainment *	26,628	498,123
		1,557,305
Technology Hardware & Equipment 0.2%
Ingenico Group	2,301	284,641
Neopost S.A.	9,607	331,282
		615,923
Telecommunication Services 0.1%
Iliad S.A.	1,466	330,666
Transportation 0.4%
Aeroports de Paris	3,783	433,846
Bollore S.A.	60,845	328,476
Groupe Eurotunnel SE - Reg'd	32,141	434,509
Norbert Dentressangle S.A.	775	165,037
Stef S.A.	610	41,878
		1,403,746
		13,588,797
Germany 3.4%
Automobiles & Components 0.1%
ElringKlinger AG	4,890	116,982
Grammer AG	3,036	72,680
Hella KGaA Hueck & Co. *	793	33,356
SAF-Holland S.A.	5,741	81,407
		304,425
Banks 0.0%
Aareal Bank AG	4,030	149,828
Capital Goods 0.8%
BayWa AG	7,010	236,662
Deutz AG	30,343	177,476
DMG Mori AG	9,052	346,223
Duerr AG	2,491	192,590
Heidelberger Druckmaschinen AG *(b)	73,425	177,709
Indus Holding AG	5,605	262,364
KION Group AG *	3,358	149,226
Krones AG	2,057	219,977
KUKA AG	488	38,834
Norma Group SE	2,202	108,415
Pfeiffer Vacuum Technology AG	1,715	181,481
SGL Carbon SE *(b)	8,457	137,024
Vossloh AG *	3,025	219,132
Wacker Neuson SE	1,850	30,804
		2,477,917
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	4,148	91,841
Puma SE	610	122,142
		213,983
Diversified Financials 0.0%
Aurelius AG	2,561	123,967
48    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.3%
Carl Zeiss Meditec AG	1,669	44,369
Celesio AG	18,494	516,923
Rhoen-Klinikum AG	15,073	403,485
		964,777
Insurance 0.1%
Talanx AG *	6,297	189,413
Materials 0.3%
Evonik Industries AG	12,115	450,753
Wacker Chemie AG	3,776	325,449
		776,202
Media 0.2%
Axel Springer SE	6,315	381,889
Kabel Deutschland Holding AG *	1,939	262,565
		644,454
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	4,387	317,697
STADA Arzneimittel AG	11,304	388,724
		706,421
Real Estate 0.1%
Deutsche Annington Immobilien SE	1,807	59,092
Deutsche Euroshop AG	4,387	195,028
Deutsche Wohnen AG	1,715	45,044
LEG Immobilien AG *	552	41,366
		340,530
Retailing 0.1%
Fielmann AG	2,792	183,983
Semiconductors & Semiconductor Equipment 0.2%
AIXTRON SE *(b)	18,903	120,730
SMA Solar Technology AG *(b)	9,325	363,300
		484,030
Software & Services 0.3%
Bechtle AG	3,152	273,151
Software AG	13,385	369,848
United Internet AG - Reg'd	6,210	301,608
Wirecard AG	2,386	99,227
		1,043,834
Technology Hardware & Equipment 0.2%
Jenoptik AG	7,676	103,556
Wincor Nixdorf AG	9,097	387,341
		490,897
Telecommunication Services 0.2%
Drillisch AG	2,420	109,332
Telefonica Deutschland Holding AG	101,376	616,008
		725,340
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	5,831	352,032
Hamburger Hafen und Logistik AG	5,710	103,936
Sixt SE	6,877	308,420
		764,388
		10,584,389
Hong Kong 2.1%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	255,618	114,780
Security	Number of Shares	Value ($)
Banks 0.1%
The Bank of East Asia Ltd.	121,713	418,533
Capital Goods 0.1%
Hopewell Holdings Ltd.	11,162	38,095
Johnson Electric Holdings Ltd.	44,796	155,195
		193,290
Consumer Durables & Apparel 0.2%
Global Brands Group Holding Ltd. *	263,313	49,944
Techtronic Industries Co., Ltd.	117,852	426,546
		476,490
Consumer Services 0.2%
Cafe de Coral Holdings Ltd.	40,160	127,734
MGM China Holdings Ltd.	67,187	111,139
Wynn Macau Ltd. (b)	151,190	233,319
		472,192
Diversified Financials 0.1%
First Pacific Co., Ltd.	438,199	285,534
Sun Hung Kai & Co., Ltd.	43,464	27,761
		313,295
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	76,996	25,334
Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	26,758	173,927
Food, Beverage & Tobacco 0.0%
Vitasoy International Holdings Ltd.	24,830	36,844
WH Group Ltd. *(c)	59,000	30,985
		67,829
Media 0.0%
Television Broadcasts Ltd.	34,692	130,262
Real Estate 0.5%
China South City Holdings Ltd.	116,747	30,128
Great Eagle Holdings Ltd.	28,174	87,611
Hang Lung Group Ltd.	69,547	268,764
Hang Lung Properties Ltd.	127,809	288,599
Henderson Land Development Co., Ltd.	49,523	305,124
Hysan Development Co., Ltd.	18,242	73,438
Sino Land Co., Ltd.	255,618	379,961
Swire Properties Ltd.	71,822	219,635
		1,653,260
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	91,279	179,730
Giordano International Ltd.	267,787	145,814
Luk Fook Holdings International Ltd.	78,329	202,138
Sa Sa International Holdings Ltd.	79,479	33,227
		560,909
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	31,039	359,049
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	413,861	167,145
PCCW Ltd.	896,800	473,276
SmarTone Telecommunications Holding Ltd.	23,600	42,328
		682,749
See financial notes    49

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.3%
Cathay Pacific Airways Ltd.	212,656	384,150
Orient Overseas International Ltd.	86,069	427,011
Pacific Basin Shipping Ltd.	719,927	225,730
		1,036,891
		6,678,790
Ireland 0.8%
Capital Goods 0.1%
Kingspan Group plc	16,049	393,826
Consumer Services 0.1%
Paddy Power plc	2,832	310,979
Food & Staples Retailing 0.1%
Fyffes plc	82,892	129,568
Total Produce plc	32,884	45,690
		175,258
Food, Beverage & Tobacco 0.2%
C&C Group plc	62,213	247,469
Glanbia plc	12,781	255,918
		503,387
Health Care Equipment & Services 0.1%
UDG Healthcare plc	51,012	395,813
Materials 0.1%
James Hardie Industries plc CDI	21,907	272,879
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	2,808	216,216
Transportation 0.0%
Irish Continental Group plc	27,777	139,280
		2,407,638
Israel 1.0%
Banks 0.1%
Israel Discount Bank Ltd., A Shares *	123,436	228,094
Mizrahi Tefahot Bank Ltd.	13,743	159,673
		387,767
Capital Goods 0.1%
Elbit Systems Ltd.	3,895	298,591
IDB Development Corp., Ltd. *	92,109	50,640
Shikun & Binui Ltd.	18,479	37,576
		386,807
Energy 0.2%
Delek Group Ltd.	902	212,073
Oil Refineries Ltd. *	546,299	198,566
Paz Oil Co., Ltd.	1,694	245,429
		656,068
Food & Staples Retailing 0.1%
Shufersal Ltd. *	46,436	121,571
Insurance 0.0%
Harel Insurance Investments & Financial Services Ltd.	9,008	41,076
Materials 0.1%
The Israel Corp., Ltd.	988	298,591
Real Estate 0.0%
Gazit-Globe Ltd.	3,466	35,539
Security	Number of Shares	Value ($)
Software & Services 0.1%
NICE-Systems Ltd.	4,258	265,919
Telecommunication Services 0.3%
B Communications Ltd.	7,875	143,699
Cellcom Israel Ltd. *	59,770	388,313
Partner Communications Co., Ltd. *	74,841	325,673
		857,685
		3,051,023
Italy 3.0%
Automobiles & Components 0.1%
Brembo S.p.A.	955	39,604
Piaggio & C S.p.A.	55,997	158,367
		197,971
Banks 0.5%
Banca Carige S.p.A. *	47,687	88,539
Banca Popolare di Milano Scarl	645,528	684,616
Banca Popolare di Sondrio Scarl	91,754	452,777
Credito Valtellinese Scarl *	236,645	328,004
		1,553,936
Capital Goods 0.2%
Astaldi S.p.A. (b)	12,532	136,840
C.I.R. - Compagnie Industriali Riunite S.p.A *	194,998	180,040
Danieli & C Officine Meccaniche S.p.A.	8,739	135,999
Interpump Group S.p.A.	2,502	34,034
Salini Impregilo S.p.A	12,009	50,137
Trevi Finanziaria Industriale S.p.A.	17,514	25,002
		562,052
Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A.	2,157	39,178
De'Longhi S.p.A.	6,565	162,275
Prada S.p.A. (b)	38,757	157,027
Safilo Group S.p.A. *	10,459	121,881
Tod's S.p.A. (b)	1,575	143,919
		624,280
Consumer Services 0.1%
Autogrill S.p.A. *	28,701	248,432
Diversified Financials 0.0%
Banca Generali S.p.A.	1,146	34,311
Energy 0.3%
ERG S.p.A.	28,233	402,714
Saras S.p.A. *	201,119	510,652
		913,366
Food & Staples Retailing 0.0%
MARR S.p.A.	5,239	100,382
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	24,822	185,235
Parmalat S.p.A.	97,481	252,752
		437,987
Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	868	39,915
Sorin S.p.A. *	55,667	174,650
		214,565
50    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.2%
Mediolanum S.p.A.	15,840	124,951
Societa Cattolica di Assicurazioni Scarl	20,588	145,680
Unipol Gruppo Finanziario S.p.A.	56,487	266,087
UnipolSai S.p.A.	16,120	36,883
		573,601
Materials 0.4%
Buzzi Unicem S.p.A.	27,386	466,120
Italcementi S.p.A.	55,246	617,174
		1,083,294
Media 0.0%
RCS MediaGroup S.p.A. *	107,827	116,350
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	10,823	257,459
Real Estate 0.0%
Beni Stabili S.p.A.	170,896	132,319
Retailing 0.1%
World Duty Free S.p.A. *	19,796	226,916
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	12,809	113,887
Transportation 0.2%
Ansaldo STS S.p.A.	15,073	160,195
ASTM S.p.A.	13,137	174,137
Societa Iniziative Autostradali e Servizi S.p.A.	17,520	200,434
		534,766
Utilities 0.4%
ACEA S.p.A.	13,995	192,097
Enel Green Power S.p.A.	191,182	364,173
Hera S.p.A.	159,938	408,600
Iren S.p.A.	220,969	347,872
		1,312,742
		9,238,616
Japan 41.0%
Automobiles & Components 2.6%
Aisan Industry Co., Ltd.	14,589	135,314
Akebono Brake Industry Co., Ltd.	25,548	76,527
Calsonic Kansei Corp.	78,540	549,589
Exedy Corp.	12,774	292,510
FCC Co., Ltd.	13,379	204,243
Futaba Industrial Co., Ltd.	51,119	191,931
G-Tekt Corp.	9,726	100,402
HI-LEX Corp.	1,230	38,315
Kasai Kogyo Co., Ltd.	2,483	27,025
Keihin Corp.	22,272	308,759
Koito Manufacturing Co., Ltd.	16,408	563,249
KYB Co., Ltd.	79,110	233,704
Mitsuba Corp.	6,817	118,187
Musashi Seimitsu Industry Co., Ltd.	9,726	181,061
Nifco, Inc.	8,065	315,452
Nippon Seiki Co., Ltd.	12,169	243,510
Nissan Shatai Co., Ltd.	33,836	397,315
Nissin Kogyo Co., Ltd.	12,774	176,560
NOK Corp.	18,460	456,987
Pacific Industrial Co., Ltd.	12,467	128,492
Piolax, Inc.	861	40,640
Press Kogyo Co., Ltd.	51,119	201,211
Security	Number of Shares	Value ($)
Sanden Holdings Corp.	33,637	126,016
Showa Corp.	18,847	159,411
Sumitomo Riko Co., Ltd.	24,338	204,649
Tachi-S Co., Ltd.	18,069	226,338
Takata Corp. *(b)	22,007	230,267
Tokai Rika Co., Ltd.	18,029	383,982
Topre Corp.	7,693	149,499
Toyo Tire & Rubber Co., Ltd.	12,913	289,193
Toyota Boshoku Corp.	36,844	614,751
TS Tech Co., Ltd.	14,074	378,024
Unipres Corp.	18,847	353,347
Yorozu Corp.	6,678	133,081
		8,229,541
Banks 2.4%
Aozora Bank Ltd.	115,640	423,684
Ashikaga Holdings Co., Ltd.	9,686	39,964
Fukuoka Financial Group, Inc.	111,779	556,197
Hokuhoku Financial Group, Inc.	209,992	474,793
Senshu Ikeda Holdings, Inc.	18,315	80,402
Seven Bank Ltd.	57,369	245,221
Shinsei Bank Ltd.	152,147	328,939
Suruga Bank Ltd.	12,169	233,569
The 77 Bank Ltd.	36,507	216,599
The Awa Bank Ltd.	24,092	137,572
The Bank of Kyoto Ltd.	24,338	264,498
The Chiba Bank Ltd.	54,772	399,994
The Chugoku Bank Ltd.	19,475	289,108
The Daishi Bank Ltd.	30,411	130,241
The Gunma Bank Ltd.	48,676	325,752
The Hachijuni Bank Ltd.	36,507	252,448
The Higo Bank Ltd.	10,826	62,266
The Hiroshima Bank Ltd.	36,507	206,658
The Hyakugo Bank Ltd.	24,338	117,488
The Hyakujushi Bank Ltd.	11,162	38,777
The Iyo Bank Ltd.	22,900	256,995
The Joyo Bank Ltd.	42,603	228,158
The Juroku Bank Ltd.	30,411	124,470
The Kagoshima Bank Ltd.	12,169	77,522
The Keiyo Bank Ltd.	24,338	128,132
The Kiyo Bank Ltd.	4,328	66,392
The Musashino Bank Ltd.	3,025	106,462
The Nanto Bank Ltd.	7,449	23,788
The Nishi-Nippon City Bank Ltd.	73,014	203,043
The Ogaki Kyoritsu Bank Ltd.	60,845	215,896
The San-In Godo Bank Ltd.	18,242	162,874
The Shiga Bank Ltd.	12,169	62,258
The Shizuoka Bank Ltd.	48,676	514,134
TOMONY Holdings, Inc.	12,774	50,807
Yamaguchi Financial Group, Inc.	24,338	300,848
		7,345,949
Capital Goods 7.2%
Aica Kogyo Co., Ltd.	9,726	207,466
Amada Holdings Co., Ltd.	46,772	410,271
Asahi Diamond Industrial Co., Ltd.	12,774	119,639
Bunka Shutter Co., Ltd.	2,483	18,891
Central Glass Co., Ltd.	78,540	325,346
Chiyoda Corp.	27,629	199,491
Chudenko Corp.	5,245	104,220
CKD Corp.	13,379	122,546
COMSYS Holdings Corp.	33,881	422,167
Daifuku Co., Ltd.	15,822	230,962
See financial notes    51

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Daihen Corp.	24,338	117,688
DMG Mori Co., Ltd.	13,708	197,162
Fuji Electric Co., Ltd.	103,448	411,453
Fuji Machine Manufacturing Co., Ltd.	17,662	158,570
Fujikura Ltd.	127,809	633,851
Fujitec Co., Ltd.	13,379	118,792
Furukawa Co., Ltd.	42,603	103,708
Futaba Corp.	9,726	133,227
Glory Ltd.	12,774	334,147
GS Yuasa Corp.	66,941	250,231
Hazama Ando Corp.	14,402	94,480
Hitachi Koki Co., Ltd.	12,774	96,133
Hitachi Zosen Corp.	54,554	283,608
Hoshizaki Electric Co., Ltd.	5,974	383,034
Inaba Denki Sangyo Co., Ltd.	9,121	295,415
Inabata & Co., Ltd.	27,991	304,890
Iseki & Co., Ltd.	61,214	97,995
Iwatani Corp.	63,566	380,814
Kanamoto Co., Ltd.	984	26,065
Kandenko Co., Ltd.	60,845	406,186
Kanematsu Corp.	243,449	375,665
Keihan Electric Railway Co., Ltd.	66,941	431,967
Kitz Corp.	31,644	135,522
Komori Corp.	13,984	160,051
Kumagai Gumi Co., Ltd.	8,679	28,361
Kurita Water Industries Ltd.	23,723	494,486
Kuroda Electric Co., Ltd.	17,032	315,946
Kyowa Exeo Corp.	38,322	394,335
Kyudenko Corp.	17,239	339,417
Mabuchi Motor Co., Ltd.	4,248	198,755
Maeda Corp.	29,201	234,456
Maeda Road Construction Co., Ltd.	18,242	326,349
Makino Milling Machine Co., Ltd.	18,242	141,649
Meidensha Corp.	36,507	117,789
Minebea Co., Ltd.	29,864	358,067
Mirait Holdings Corp.	27,411	256,953
MISUMI Group, Inc.	32,162	373,412
Miura Co., Ltd.	18,242	204,420
Nabtesco Corp.	15,194	303,541
Nachi-Fujikoshi Corp.	30,411	140,530
Namura Shipbuilding Co., Ltd.	10,574	77,308
NGK Insulators Ltd.	24,011	541,503
Nichias Corp.	34,064	218,127
Nichiha Corp.	9,617	135,385
Nippo Corp.	15,194	258,907
Nippon Densetsu Kogyo Co., Ltd.	12,774	235,906
Nippon Sheet Glass Co., Ltd. *	509,245	462,243
Nippon Steel & Sumikin Bussan Corp.	54,772	182,596
Nishimatsu Construction Co., Ltd.	73,014	328,363
Nishio Rent All Co., Ltd.	2,450	62,875
Nisshinbo Holdings, Inc.	42,603	513,268
Nitta Corp.	3,630	87,047
Nitto Kogyo Corp.	6,073	114,910
Noritz Corp.	12,774	192,372
NTN Corp.	103,399	539,243
Oiles Corp.	7,911	123,772
OKUMA Corp.	20,685	164,033
Okumura Corp.	36,507	200,030
OSG Corp.	11,098	225,193
Penta-Ocean Construction Co., Ltd.	66,941	322,594
Ryobi Ltd.	59,369	237,113
Sanki Engineering Co., Ltd.	25,548	196,693
Security	Number of Shares	Value ($)
Sankyo Tateyama, Inc.	12,169	187,277
Sanwa Holdings Corp.	38,950	297,304
Seibu Holdings, Inc.	2,483	54,543
Shinmaywa Industries Ltd.	23,406	245,291
SHO-BOND Holdings Co., Ltd.	2,070	85,919
Sintokogio Ltd.	15,620	127,476
Tadano Ltd.	7,911	107,647
Taihei Dengyo Kaisha Ltd.	2,483	26,308
Taikisha Ltd.	7,911	179,325
Takara Standard Co., Ltd.	20,685	141,843
Takasago Thermal Engineering Co., Ltd.	17,032	259,025
Takuma Co., Ltd.	3,713	29,015
The Japan Steel Works Ltd.	97,375	323,820
The Nippon Road Co., Ltd.	18,242	95,737
THK Co., Ltd.	16,214	282,175
Toa Corp.	85,206	177,886
Toda Corp.	66,941	341,375
TOKAI Holdings Corp.	7,449	30,673
Toshiba Machine Co., Ltd.	24,338	87,363
Toshiba Plant Systems & Services Corp.	7,911	86,496
Totetsu Kogyo Co., Ltd.	6,678	142,338
Toyo Engineering Corp.	42,603	108,982
Trusco Nakayama Corp.	8,516	330,985
Tsubakimoto Chain Co.	21,895	168,930
Ushio, Inc.	25,548	299,362
Wakita & Co., Ltd.	1,845	16,945
Yamazen Corp.	22,035	172,738
Yuasa Trading Co., Ltd.	8,516	182,709
Yurtec Corp.	3,713	32,386
		22,361,473
Commercial & Professional Services 1.1%
Aeon Delight Co., Ltd.	4,258	135,275
Daiseki Co., Ltd.	6,073	105,990
Duskin Co., Ltd.	23,128	460,900
Itoki Corp.	3,713	26,013
Kokuyo Co., Ltd.	38,322	388,011
Meitec Corp.	5,017	193,543
Moshi Moshi Hotline, Inc.	12,774	130,602
Nissha Printing Co., Ltd.	9,726	167,096
Nomura Co., Ltd.	10,776	163,260
Okamura Corp.	15,822	141,919
Park24 Co., Ltd.	12,774	250,874
Sato Holdings Corp.	6,073	127,489
Sohgo Security Services Co., Ltd.	14,472	632,930
Temp Holdings Co., Ltd.	7,911	353,819
Toppan Forms Co., Ltd.	21,240	260,099
		3,537,820
Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	13,984	197,093
Asics Corp.	15,080	441,754
Casio Computer Co., Ltd. (b)	27,626	532,072
Foster Electric Co., Ltd.	1,845	36,296
Fujitsu General Ltd.	9,364	116,060
Funai Electric Co., Ltd.	21,667	218,842
Gunze Ltd.	85,206	266,478
Haseko Corp.	34,008	400,457
Heiwa Corp.	4,863	95,787
JVC Kenwood Corp.	20,356	44,681
Kurabo Industries Ltd.	105,197	205,732
52    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Misawa Homes Co., Ltd.	11,109	79,661
Mizuno Corp.	36,507	168,098
Onward Holdings Co., Ltd.	60,845	383,592
PanaHome Corp.	26,758	178,630
Pioneer Corp. *	153,357	278,405
Rinnai Corp.	4,863	364,770
Sangetsu Co., Ltd.	19,385	338,160
Sankyo Co., Ltd.	12,774	491,733
Sanyo Shokai Ltd.	14,898	50,773
Seiko Holdings Corp.	7,449	44,318
Seiren Co., Ltd.	10,895	122,629
Tamron Co., Ltd.	5,468	109,735
Token Corp.	3,983	275,426
Tomy Co., Ltd.	30,411	152,325
TSI Holdings Co., Ltd.	33,960	262,858
Wacoal Holdings Corp.	30,411	391,226
		6,247,591
Consumer Services 1.0%
Accordia Golf Co., Ltd.	25,254	254,447
Doutor Nichires Holdings Co., Ltd.	9,971	153,615
Dynam Japan Holdings Co., Ltd.	100,478	130,426
HIS Co., Ltd.	9,726	333,470
McDonald's Holdings Co., Ltd. (b)	18,847	415,245
MOS Food Services, Inc.	6,073	134,605
Ohsho Food Service Corp.	1,230	41,208
Plenus Co., Ltd.	7,283	119,235
Resorttrust, Inc.	6,678	177,992
Round One Corp.	39,325	177,504
Royal Holdings Co., Ltd.	10,746	196,325
Saizeriya Co., Ltd.	12,774	296,937
Skylark Co., Ltd.	3,221	49,783
St Marc Holdings Co., Ltd.	2,967	91,567
Tokyo Dome Corp.	24,338	99,613
Yoshinoya Holdings Co., Ltd.	20,080	239,101
Zensho Holdings Co., Ltd. *(b)	24,943	238,346
		3,149,419
Diversified Financials 0.8%
Acom Co., Ltd. *	54,197	245,527
AEON Financial Service Co., Ltd.	10,822	246,115
Century Tokyo Leasing Corp.	5,611	173,398
Credit Saison Co., Ltd.	28,566	572,805
Fuyo General Lease Co., Ltd.	2,632	102,947
Hitachi Capital Corp.	6,339	152,793
Jaccs Co., Ltd.	29,864	120,752
Japan Exchange Group, Inc.	1,230	38,366
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,975	202,974
Okasan Securities Group, Inc.	3,713	22,979
Orient Corp. *	138,243	225,870
SBI Holdings, Inc.	18,619	226,774
Tokai Tokyo Financial Holdings, Inc.	3,713	24,818
		2,356,118
Energy 0.1%
Itochu Enex Co., Ltd.	7,449	64,419
Japan Petroleum Exploration Co., Ltd.	9,121	268,696
Nippon Gas Co., Ltd.	1,476	48,597
		381,712
Food & Staples Retailing 2.2%
Ain Pharmaciez, Inc.	5,468	251,325
Arcs Co., Ltd.	16,427	324,514
Security	Number of Shares	Value ($)
Axial Retailing, Inc.	984	33,048
Belc Co., Ltd.	861	27,780
Cawachi Ltd.	13,984	225,941
Cocokara fine, Inc.	11,913	478,250
Cosmos Pharmaceutical Corp.	1,210	155,263
CREATE SD HOLDINGS Co., Ltd.	615	35,118
FamilyMart Co., Ltd.	11,718	543,427
Heiwado Co., Ltd.	15,227	322,420
Kato Sangyo Co., Ltd.	17,637	397,755
Matsumotokiyoshi Holdings Co., Ltd.	14,589	701,851
Ministop Co., Ltd.	5,368	110,651
Mitsubishi Shokuhin Co., Ltd.	11,564	250,489
San-A Co., Ltd.	4,863	226,326
Sugi Holdings Co., Ltd.	8,407	406,527
Sundrug Co., Ltd.	7,283	409,870
Tsuruha Holdings, Inc.	7,460	606,970
Valor Co., Ltd.	22,900	644,378
Welcia Holdings Co., Ltd.	4,996	239,937
Yaoko Co., Ltd.	5,314	277,572
Yokohama Reito Co., Ltd.	31,644	262,166
		6,931,578
Food, Beverage & Tobacco 2.9%
Calbee, Inc.	6,678	255,967
Coca-Cola East Japan Co., Ltd.	13,379	242,221
Dydo Drinco, Inc.	4,863	217,096
Ezaki Glico Co., Ltd.	10,188	511,144
Fuji Oil Co., Ltd.	20,080	278,371
Hokuto Corp.	7,283	132,216
House Foods Group, Inc.	18,366	336,449
Ito En Ltd.	18,847	446,194
Itoham Foods, Inc.	73,014	453,683
J-Oil Mills, Inc.	42,603	138,864
Kagome Co., Ltd.	18,242	308,888
Kikkoman Corp.	22,553	726,736
Marudai Food Co., Ltd.	8,679	36,740
Maruha Nichiro Corp.	2,214	33,287
Megmilk Snow Brand Co., Ltd.	32,156	610,827
Mitsui Sugar Co., Ltd.	24,338	100,617
Morinaga & Co., Ltd.	66,941	357,394
Morinaga Milk Industry Co., Ltd.	136,117	661,574
Nichirei Corp.	108,488	664,258
Nippon Flour Mills Co., Ltd.	57,265	365,275
Nippon Suisan Kaisha Ltd.	90,674	284,327
Prima Meat Packers Ltd.	66,941	190,573
Sapporo Holdings Ltd.	97,375	380,067
Takara Holdings, Inc.	38,322	258,358
The Nisshin Oillio Group Ltd.	73,014	275,343
Warabeya Nichiyo Co., Ltd.	10,045	235,241
Yakult Honsha Co., Ltd.	7,812	437,062
		8,938,772
Health Care Equipment & Services 0.9%
BML, Inc.	1,353	41,198
Hogy Medical Co., Ltd.	2,291	111,350
Miraca Holdings, Inc.	10,232	439,895
Nichii Gakkan Co.	21,905	168,465
Nihon Kohden Corp.	9,526	190,308
Nikkiso Co., Ltd.	15,500	122,404
Nipro Corp.	34,064	389,873
Paramount Bed Holdings Co., Ltd.	4,804	143,900
Ship Healthcare Holdings, Inc.	8,094	178,063
See financial notes    53

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sysmex Corp.	8,893	540,104
Toho Holdings Co., Ltd.	27,991	616,248
		2,941,808
Household & Personal Products 0.7%
Earth Chemical Co., Ltd.	4,869	185,021
Fancl Corp.	15,194	212,391
Kobayashi Pharmaceutical Co., Ltd.	4,258	331,336
Kose Corp.	4,102	406,527
Lion Corp.	54,772	479,992
Mandom Corp.	5,468	199,661
Pigeon Corp.	7,283	193,216
Pola Orbis Holdings, Inc.	4,397	263,417
		2,271,561
Insurance 0.1%
Sony Financial Holdings, Inc.	23,498	440,933
Materials 4.3%
ADEKA Corp.	26,758	336,945
Aichi Steel Corp.	56,498	220,519
Asahi Holdings, Inc.	12,774	189,736
Chugoku Marine Paints Ltd.	18,242	123,435
Daido Steel Co., Ltd.	79,596	295,566
Daio Paper Corp.	30,411	380,686
Dowa Holdings Co., Ltd.	54,772	477,732
FP Corp.	5,468	189,960
Fuji Seal International, Inc.	5,558	190,105
Fujimori Kogyo Co., Ltd.	2,787	77,273
Godo Steel Ltd.	12,415	20,182
Hitachi Metals Ltd.	24,338	308,882
Hokuetsu Kishu Paper Co., Ltd.	60,845	362,504
Ishihara Sangyo Kaisha Ltd. *	158,243	143,638
Kansai Paint Co., Ltd.	20,963	327,631
Konishi Co., Ltd.	6,936	125,001
Kureha Corp.	42,603	150,465
Kyoei Steel Ltd.	9,121	159,186
Lintec Corp.	15,080	348,177
Maruichi Steel Tube Ltd.	12,169	310,288
Mitsubishi Gas Chemical Co., Inc.	97,375	475,686
Mitsubishi Steel Manufacturing Co., Ltd.	85,206	165,230
Nihon Parkerizing Co., Ltd.	13,169	112,255
Nippon Denko Co., Ltd.	60,845	123,010
Nippon Kayaku Co., Ltd.	30,411	311,927
Nippon Light Metal Holdings Co., Ltd.	247,048	381,219
Nippon Paint Holdings Co., Ltd.	9,356	192,702
Nippon Shokubai Co., Ltd.	30,411	469,773
Nippon Soda Co., Ltd.	39,555	227,176
Nissan Chemical Industries Ltd.	21,032	484,907
Nisshin Steel Co., Ltd.	26,668	251,309
Nittetsu Mining Co., Ltd.	36,507	171,411
NOF Corp.	36,507	272,330
Pacific Metals Co., Ltd. *	60,845	160,667
Rengo Co., Ltd.	107,307	431,229
Sakai Chemical Industry Co., Ltd.	11,162	32,422
Sakata INX Corp.	9,969	77,574
Sanyo Chemical Industries Ltd.	18,242	136,531
Sanyo Special Steel Co., Ltd.	54,202	216,477
Sumitomo Bakelite Co., Ltd.	66,941	258,517
Sumitomo Osaka Cement Co., Ltd.	109,544	425,756
The Nippon Synthetic Chemical Industry Co., Ltd.	12,169	87,764
Toagosei Co., Ltd.	45,578	335,107
Security	Number of Shares	Value ($)
Toho Zinc Co., Ltd.	48,676	126,927
Tokai Carbon Co., Ltd.	88,899	217,873
Tokuyama Corp. *	201,865	341,481
Tokyo Ohka Kogyo Co., Ltd.	7,283	205,235
Tokyo Steel Manufacturing Co., Ltd.	42,061	272,458
Topy Industries Ltd.	108,488	239,025
Toyo Ink SC Holdings Co., Ltd.	66,371	252,482
Toyobo Co., Ltd.	286,052	410,719
UACJ Corp.	55,744	103,498
Yamato Kogyo Co., Ltd.	9,510	214,394
Yodogawa Steel Works Ltd.	54,772	234,120
Zeon Corp.	38,023	316,270
		13,473,372
Media 0.7%
Asatsu-DK, Inc.	14,399	297,878
Avex Group Holdings, Inc.	12,169	155,244
CyberAgent, Inc.	3,718	147,573
Daiichikosho Co., Ltd.	10,470	396,993
SKY Perfect JSAT Holdings, Inc.	48,676	221,319
Toei Co., Ltd.	18,242	136,079
Toho Co., Ltd.	15,822	357,214
Tokyo Broadcasting System Holdings, Inc.	12,774	175,295
TV Asahi Holdings Corp.	6,608	98,587
Zenrin Co., Ltd.	8,878	115,238
		2,101,420
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Hisamitsu Pharmaceutical Co., Inc.	11,564	401,260
Kaken Pharmaceutical Co., Ltd.	7,868	372,023
Kissei Pharmaceutical Co., Ltd.	5,468	139,424
KYORIN Holdings, Inc.	10,103	179,242
Mochida Pharmaceutical Co., Ltd.	3,630	233,942
Nichi-iko Pharmaceutical Co., Ltd.	4,863	146,871
Nippon Shinyaku Co., Ltd.	4,804	165,307
Rohto Pharmaceutical Co., Ltd.	18,529	320,628
Santen Pharmaceutical Co., Ltd.	39,008	609,978
Sawai Pharmaceutical Co., Ltd.	3,025	191,208
Sumitomo Dainippon Pharma Co., Ltd.	29,226	312,554
Taisho Pharmaceutical Holdings Co., Ltd.	8,064	523,027
Tsumura & Co.	13,879	309,109
		3,904,573
Real Estate 1.3%
Advance Residence Investment Corp.	121	252,114
Aeon Mall Co., Ltd.	12,774	215,562
Daikyo, Inc.	26,083	40,894
Frontier Real Estate Investment Corp.	16	64,232
Fukuoka REIT Corp.	10	15,571
Japan Excellent, Inc.	121	130,900
Japan Logistics Fund, Inc.	10	18,121
Japan Prime Realty Investment Corp.	45	146,120
Japan Real Estate Investment Corp.	77	324,050
Japan Retail Fund Investment Corp.	212	391,164
Kenedix Office Investment Corp.	29	129,702
Leopalace21 Corp. *	47,853	232,977
Mori Trust Sogo REIT, Inc.	38	65,693
Nippon Accommodations Fund, Inc.	22	73,433
Nippon Building Fund, Inc.	108	454,512
Nippon Prologis REIT, Inc.	10	18,195
Nomura Real Estate Holdings, Inc.	24,338	457,499
Nomura Real Estate Office Fund, Inc.	39	153,992
54    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NTT Urban Development Corp.	12,169	113,772
Orix JREIT, Inc.	122	154,029
Premier Investment Corp.	3	15,051
Relo Holdings, Inc.	1,463	153,441
Tokyo Tatemono Co., Ltd.	15,144	190,448
Top REIT, Inc.	14	54,933
United Urban Investment Corp.	122	160,875
		4,027,280
Retailing 2.9%
ABC-Mart, Inc.	2,420	146,975
Adastria Co., Ltd.	7,626	410,294
Alpen Co., Ltd.	12,169	177,035
AOKI Holdings, Inc.	9,870	119,237
Aoyama Trading Co., Ltd.	15,598	583,067
Arcland Sakamoto Co., Ltd.	6,323	136,702
ASKUL Corp.	5,865	203,268
Autobacs Seven Co., Ltd.	34,064	627,114
Bic Camera, Inc. (b)	19,961	193,046
Canon Marketing Japan, Inc.	22,381	329,477
Chiyoda Co., Ltd.	10,822	302,732
DCM Holdings Co., Ltd.	66,336	523,309
Don Quijote Holdings Co., Ltd.	15,027	584,042
Doshisha Co., Ltd.	9,726	183,709
Geo Holdings Corp.	33,768	512,992
Gulliver International Co., Ltd.	14,589	128,934
H2O Retailing Corp.	26,758	533,901
Hikari Tsushin, Inc.	3,388	225,895
Izumi Co., Ltd.	7,911	339,458
Joyful Honda Co., Ltd.	1,968	38,926
Kohnan Shoji Co., Ltd.	24,338	318,321
Komeri Co., Ltd.	12,169	271,527
Nojima Corp.	1,476	15,895
Rakuten, Inc.	26,758	382,872
Ryohin Keikaku Co., Ltd.	3,202	712,348
Sanrio Co., Ltd.	6,626	218,980
United Arrows Ltd.	4,036	159,528
USS Co., Ltd.	23,840	423,744
Xebio Co., Ltd.	15,194	288,120
		9,091,448
Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.	16,432	132,204
Disco Corp.	2,181	164,855
Sanken Electric Co., Ltd.	18,242	70,147
SCREEN Holdings Co., Ltd.	26,936	129,362
Shindengen Electric Manufacturing Co., Ltd.	8,679	33,231
Shinko Electric Industries Co., Ltd.	25,548	163,595
Tokyo Seimitsu Co., Ltd.	5,959	114,622
Ulvac, Inc.	9,121	145,487
		953,503
Software & Services 2.0%
Capcom Co., Ltd.	12,774	300,416
Dena Co., Ltd.	34,779	635,972
DTS Corp.	5,468	123,948
Fuji Soft, Inc.	6,073	101,881
Gree, Inc.	41,921	197,869
Ines Corp.	2,483	21,883
Internet Initiative Japan, Inc.	4,992	88,442
IT Holdings Corp.	31,039	728,175
Itochu Techno-Solutions Corp.	13,169	290,145
Security	Number of Shares	Value ($)
NEC Networks & System Integration Corp.	12,774	233,270
NET One Systems Co., Ltd.	43,208	262,418
Nexon Co., Ltd.	15,194	211,890
Nihon Unisys Ltd.	25,548	271,323
NS Solutions Corp.	5,468	211,844
NSD Co., Ltd.	9,726	121,108
Obic Co., Ltd.	5,382	240,266
Oracle Corp. Japan	984	41,167
Otsuka Corp.	11,465	605,487
SCSK Corp.	6,073	219,747
Square Enix Holdings Co., Ltd.	13,379	349,421
Transcosmos, Inc.	5,468	125,527
Trend Micro, Inc.	12,774	454,840
Yahoo Japan Corp.	104,455	423,216
		6,260,255
Technology Hardware & Equipment 2.7%
Alps Electric Co., Ltd.	23,528	738,739
Amano Corp.	16,344	207,292
Anritsu Corp.	28,596	190,900
Azbil Corp.	17,523	446,082
Canon Electronics, Inc.	8,794	155,220
Citizen Holdings Co., Ltd.	62,683	473,801
Daiwabo Holdings Co., Ltd.	127,809	224,643
Eizo Corp.	7,283	166,352
Hamamatsu Photonics K.K.	13,169	326,549
Hirose Electric Co., Ltd.	3,687	421,684
Hitachi High-Technologies Corp.	19,614	441,693
Hitachi Kokusai Electric, Inc.	6,073	75,772
Hitachi Maxell Ltd.	2,852	44,174
Horiba Ltd.	7,911	279,074
Hosiden Corp.	69,039	372,583
Japan Aviation Electronics Industry Ltd.	7,936	145,380
Japan Display, Inc. *	27,981	88,202
Melco Holdings, Inc.	5,468	89,114
Mitsumi Electric Co., Ltd.	57,126	326,205
Nichicon Corp.	16,427	120,371
Nippon Chemi-Con Corp.	44,815	107,614
Nippon Signal Co., Ltd.	12,774	118,164
Oki Electric Industry Co., Ltd.	91,279	159,683
Riso Kagaku Corp.	6,073	118,719
Ryosan Co., Ltd.	17,523	422,368
Ryoyo Electro Corp.	15,194	193,584
Shimadzu Corp.	38,867	572,493
Siix Corp.	5,468	148,900
Taiyo Yuden Co., Ltd.	28,973	354,318
Toshiba TEC Corp.	42,603	158,551
Wacom Co., Ltd.	22,657	81,889
Yaskawa Electric Corp.	26,277	301,399
Yokogawa Electric Corp.	33,459	393,716
		8,465,228
Transportation 1.4%
Fukuyama Transporting Co., Ltd.	48,676	268,313
Hitachi Transport System, Ltd.	18,242	308,587
Japan Airport Terminal Co., Ltd.	2,793	125,147
Keikyu Corp.	52,329	421,016
Keisei Electric Railway Co., Ltd.	27,421	292,798
Kintetsu World Express, Inc.	6,579	246,743
Konoike Transport Co., Ltd.	10,706	121,297
Mitsubishi Logistics Corp.	17,938	216,556
See financial notes    55

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsui-Soko Holdings Co., Ltd.	30,411	92,599
Nankai Electric Railway Co., Ltd.	69,845	360,795
Nippon Konpo Unyu Soko Co., Ltd.	17,032	301,611
Nishi-Nippon Railroad Co., Ltd.	78,540	398,582
Sankyu, Inc.	98,436	495,490
Senko Co., Ltd.	35,937	253,547
Sotetsu Holdings, Inc.	48,676	277,552
The Sumitomo Warehouse Co., Ltd.	30,411	154,583
		4,335,216
Utilities 0.1%
The Okinawa Electric Power Co., Inc.	11,753	276,792
		128,023,362
Luxembourg 0.6%
Banks 0.0%
Espirito Santo Financial Group S.A. *(d)(e)	8,470	—
Commercial & Professional Services 0.1%
Regus plc	69,462	305,328
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	92,306	287,636
Household & Personal Products 0.1%
Oriflame Holding AG *	18,858	252,025
Materials 0.3%
APERAM S.A. *	14,750	498,052
Ternium S.A. ADR	21,155	300,824
		798,876
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	136	45,541
Retailing 0.0%
L'Occitane International S.A.	14,579	33,033
		1,722,439
Netherlands 2.1%
Capital Goods 0.8%
Aalberts Industries N.V.	13,379	415,405
AerCap Holdings N.V. *	7,170	301,427
Arcadis N.V.	8,758	219,819
Koninklijke BAM Groep N.V. *	171,573	949,318
Sensata Technologies Holding N.V. *	5,347	253,448
TKH Group N.V.	3,904	151,355
		2,290,772
Commercial & Professional Services 0.2%
Brunel International N.V.	2,010	35,134
USG People N.V.	30,446	449,632
		484,766
Consumer Durables & Apparel 0.1%
TomTom N.V. *	19,382	194,394
Diversified Financials 0.0%
Euronext N.V. (c)	981	44,831
HAL Trust	237	42,455
		87,286
Energy 0.3%
Core Laboratories N.V. (b)	1,828	211,463
Koninklijke Vopak N.V.	6,315	259,829
Security	Number of Shares	Value ($)
Nostrum Oil & Gas plc	4,660	35,112
SBM Offshore N.V. *	43,838	523,133
		1,029,537
Food & Staples Retailing 0.1%
X5 Retail Group N.V. GDR - Reg’d *	24,431	400,668
Food, Beverage & Tobacco 0.2%
Corbion N.V.	22,040	484,038
Insurance 0.0%
NN Group N.V.	2,834	86,453
Materials 0.1%
Koninklijke Ten Cate N.V.	11,094	298,899
OCI N.V. *	3,365	99,088
		397,987
Real Estate 0.2%
Eurocommercial Properties N.V.	4,016	177,972
NSI N.V.	10,113	42,596
Vastned Retail N.V.	4,016	183,124
Wereldhave N.V.	3,553	203,197
		606,889
Retailing 0.0%
Beter Bed Holding N.V.	1,669	39,824
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	6,921	260,684
Software & Services 0.0%
Yandex N.V., Class A *	8,460	103,212
		6,466,510
New Zealand 0.7%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	85,206	209,352
Energy 0.1%
Z Energy Ltd.	45,577	167,109
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	12,448	37,995
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	39,931	183,326
Materials 0.1%
Nuplex Industries Ltd.	77,178	190,604
Media 0.1%
SKY Network Television Ltd.	55,256	177,404
Real Estate 0.0%
Kiwi Property Group Ltd.	115,796	96,059
Telecommunication Services 0.1%
Chorus Ltd. *	136,830	221,818
Transportation 0.0%
Air New Zealand Ltd.	121,933	190,719
Auckland International Airport Ltd.	56,348	176,628
Mainfreight Ltd.	11,697	104,588
		471,935
Utilities 0.1%
Contact Energy Ltd.	50,523	166,047
Genesis Energy Ltd.	33,236	37,674
Infratil Ltd.	99,511	189,046
56    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mighty River Power Ltd.	73,794	129,442
TrustPower Ltd.	7,939	37,605
		559,814
		2,315,416
Norway 0.9%
Banks 0.1%
SpareBank 1 SMN	18,008	130,462
SpareBank 1 SR-Bank A.S.A.	23,283	124,669
		255,131
Capital Goods 0.0%
Vard Holdings Ltd. *	274,375	69,065
Veidekke A.S.A.	3,699	41,576
		110,641
Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	17,032	146,750
Diversified Financials 0.0%
Aker A.S.A., A Shares	1,923	34,169
Energy 0.2%
Akastor A.S.A. *	148,855	210,356
BW Offshore Ltd.	66,933	24,744
Fred. Olsen Energy A.S.A. *(b)	31,085	138,976
TGS Nopec Geophysical Co. A.S.A. (b)	15,826	301,971
		676,047
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	21,419	125,161
Leroy Seafood Group A.S.A.	4,143	137,846
Salmar A.S.A.	5,514	82,853
		345,860
Insurance 0.2%
Gjensidige Forsikring A.S.A.	23,380	342,665
Storebrand A.S.A. *	71,536	242,536
		585,201
Materials 0.0%
Borregaard A.S.A.	13,398	83,084
Media 0.1%
Schibsted A.S.A., Class A	5,589	180,025
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(b)	1,390,187	222,153
Software & Services 0.1%
Atea A.S.A.	26,808	230,981
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	1,014	44,984
		2,915,026
Portugal 0.3%
Banks 0.0%
Banco BPI S.A. - Reg'd *	62,810	65,100
Banco Espirito Santo S.A. - Reg'd *(d)(e)	45,383	—
		65,100
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	57,683	139,157
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	241,369	307,236
Security	Number of Shares	Value ($)
Materials 0.1%
Portucel S.A.	10,232	36,711
Semapa-Sociedade de Investimento e Gestao	13,629	198,450
		235,161
Media 0.1%
NOS, SGPS S.A.	24,220	195,533
Transportation 0.0%
CTT-Correios de Portugal S.A.	3,854	39,876
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	32,128	96,190
		1,078,253
Singapore 1.4%
Capital Goods 0.3%
COSCO Corp., Ltd. (b)(d)(e)	368,014	97,855
Sembcorp Marine Ltd. (b)	176,239	298,668
Singapore Technologies Engineering Ltd.	187,670	408,528
United Engineers Ltd.	54,772	76,121
		881,172
Consumer Services 0.1%
Genting Singapore plc	389,131	212,459
Diversified Financials 0.1%
Singapore Exchange Ltd.	52,329	269,381
Energy 0.0%
InterOil Corp. *	708	25,389
Food & Staples Retailing 0.0%
Olam International Ltd.	91,279	133,977
Real Estate 0.5%
Ascendas Real Estate Investment Trust	127,809	202,095
CapitaLand Commercial Trust Ltd.	127,809	120,532
CapitaLand Mall Trust	154,261	210,013
City Developments Ltd.	66,941	417,224
Global Logistic Properties Ltd.	103,934	163,606
Mapletree Greater China Commercial Trust	54,526	36,729
Mapletree Industrial Trust	36,384	39,601
Mapletree Logistics Trust	49,560	34,439
Suntec Real Estate Investment Trust	153,589	166,625
UOL Group Ltd.	46,256	205,320
Wing Tai Holdings Ltd.	28,935	33,750
Yanlord Land Group Ltd.	49,045	37,732
		1,667,666
Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	8,664	91,492
Telecommunication Services 0.1%
M1 Ltd.	35,297	73,582
StarHub Ltd.	79,110	205,306
		278,888
Transportation 0.3%
Neptune Orient Lines Ltd. *(b)	314,864	184,190
SATS Ltd.	121,713	307,238
SIA Engineering Co., Ltd.	14,652	36,363
See financial notes    57

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Singapore Post Ltd.	127,809	161,313
SMRT Corp., Ltd. (b)	127,809	110,563
		799,667
		4,360,091
Spain 2.2%
Banks 0.3%
Bankia S.A.	303,335	366,058
Bankinter S.A.	61,452	462,719
Liberbank S.A. *	130,512	91,691
		920,468
Capital Goods 0.7%
Abengoa S.A., B Shares	92,643	113,045
Abengoa S.A., Class A (b)	11,834	22,595
Construcciones y Auxiliar de Ferrocarriles S.A.	506	158,015
Duro Felguera S.A.	32,890	114,245
Fomento de Construcciones y Contratas S.A. *	52,781	483,952
Gamesa Corp. Tecnologica S.A.	37,573	565,410
Obrascon Huarte Lain S.A. (b)	13,181	204,555
Sacyr S.A. *	59,961	183,419
Zardoya Otis S.A.	24,917	266,073
		2,111,309
Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A.	43,142	210,765
Consumer Services 0.1%
Melia Hotels International S.A.	7,679	109,490
NH Hotel Group S.A. *	21,069	118,393
		227,883
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A.	7,525	293,004
Energy 0.1%
Tecnicas Reunidas S.A.	4,511	216,917
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	17,657	356,718
Viscofan S.A.	6,073	353,849
		710,567
Insurance 0.1%
Grupo Catalana Occidente S.A.	5,109	161,835
Materials 0.1%
Acerinox S.A.	28,809	332,327
Ence Energia y Celulosa S.A.	10,937	35,968
Vidrala S.A.	2,312	114,686
		482,981
Media 0.2%
Mediaset Espana Comunicacion S.A.	29,692	354,158
Promotora de Informaciones S.A., Class A *	35,553	237,628
		591,786
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	8,153	159,687
Grifols S.A.	5,564	227,901
Grifols S.A., Class B	4,512	138,653
		526,241
Security	Number of Shares	Value ($)
Software & Services 0.1%
Indra Sistemas S.A. *	37,353	442,816
Utilities 0.0%
EDP Renovaveis S.A.	5,487	37,399
		6,933,971
Sweden 2.2%
Capital Goods 0.4%
AddTech AB, B Shares	2,754	39,596
B&B Tools AB, B Shares	8,172	115,570
Indutrade AB	3,304	157,583
Nibe Industrier AB, B Shares	5,831	175,715
Peab AB	54,909	389,561
Saab AB, Class B	10,817	275,867
		1,153,892
Commercial & Professional Services 0.2%
AF AB, B Shares	6,580	90,341
Intrum Justitia AB	7,165	245,385
Loomis AB, B Shares	9,379	237,867
		573,593
Consumer Durables & Apparel 0.1%
JM AB	11,066	290,042
Consumer Services 0.1%
Betsson AB *	9,762	172,340
Diversified Financials 0.2%
L E Lundbergfortagen AB, B Shares	4,984	239,589
Ratos AB, B Shares	56,829	350,608
		590,197
Energy 0.1%
Lundin Petroleum AB *	15,146	197,419
Food & Staples Retailing 0.1%
Axfood AB	16,195	273,694
ICA Gruppen AB	1,145	42,439
		316,133
Food, Beverage & Tobacco 0.0%
AAK AB	2,182	144,519
Health Care Equipment & Services 0.1%
Elekta AB, B Shares (b)	34,668	214,294
Materials 0.2%
BillerudKorsnas AB	15,227	232,391
Hexpol AB	17,229	172,285
Holmen AB, B Shares	12,895	362,296
		766,972
Media 0.1%
Modern Times Group MTG AB, B Shares	12,059	326,443
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	27,882	426,843
Real Estate 0.2%
Castellum AB	13,025	184,048
Fabege AB	13,382	189,093
Kungsleden AB	22,022	147,285
Wihlborgs Fastigheter AB	2,443	42,539
		562,965
58    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.1%
Bilia AB, A Shares	15,611	310,003
Clas Ohlson AB, B Shares	6,678	123,168
		433,171
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	12,415	399,141
Transportation 0.1%
SAS AB *(b)	123,166	223,536
		6,791,500
Switzerland 2.8%
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	293	174,215
Valiant Holding AG - Reg'd	2,182	246,168
		420,383
Capital Goods 0.7%
AFG Arbonia-Forster Holding AG - Reg'd *	5,876	93,270
Belimo Holding AG - Reg'd	37	84,403
Bucher Industries AG - Reg'd	895	203,331
Burckhardt Compression Holding AG	83	28,731
Conzzeta AG - Reg'd	9	5,789
Daetwyler Holding AG	989	128,962
Georg Fischer AG - Reg'd	748	449,396
Implenia AG - Reg'd	2,304	126,987
Meyer Burger Technology AG *	16,321	131,979
OC Oerlikon Corp. AG - Reg'd *	21,892	237,698
Schweiter Technologies AG	42	34,007
Sulzer AG - Reg'd	4,657	475,066
Zehnder Group AG - Reg'd	1,070	36,458
		2,036,077
Commercial & Professional Services 0.2%
DKSH Holding AG *	3,461	210,978
Gategroup Holding AG *	6,321	219,949
Kaba Holding AG, B Shares - Reg'd *	366	242,221
		673,148
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	126	136,156
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd *	1,115	233,365
Diversified Financials 0.3%
Cembra Money Bank AG *	662	40,560
GAM Holding AG *	10,980	202,671
Julius Baer Group Ltd. *	10,985	534,682
Partners Group Holding AG	732	236,355
		1,014,268
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	201	220,527
Emmi AG - Reg'd *	491	189,764
		410,291
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	2,787	362,839
Straumann Holding AG - Reg'd	610	182,770
		545,609
Insurance 0.1%
Helvetia Holding AG - Reg'd	732	385,283
Security	Number of Shares	Value ($)
Materials 0.2%
EMS-Chemie Holding AG - Reg'd	605	272,768
Schmolz + Bickenbach AG - Reg'd *	230,294	188,131
		460,899
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galenica AG - Reg'd	441	567,297
Real Estate 0.1%
Allreal Holding AG - Reg'd *	1,092	147,700
Swiss Prime Site AG - Reg'd *	2,783	218,283
		365,983
Retailing 0.1%
Dufry AG - Reg'd *	1,694	227,724
Valora Holding AG - Reg'd *	968	188,685
		416,409
Software & Services 0.0%
Temenos Group AG - Reg'd *	2,787	98,851
Technology Hardware & Equipment 0.1%
Kudelski S.A.	6,372	84,670
Logitech International S.A. - Reg'd	25,790	342,693
		427,363
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	366	291,233
Panalpina Welttransport Holding AG - Reg'd	2,537	319,273
		610,506
		8,801,888
United Kingdom 13.2%
Banks 0.0%
The Paragon Group of Cos. plc	19,210	121,666
Capital Goods 2.0%
Ashtead Group plc	29,455	428,329
Bodycote plc	27,628	272,373
Brammer plc	16,204	75,825
Chemring Group plc	58,917	203,882
Diploma plc	3,312	36,981
Fenner plc	56,835	149,256
Galliford Try plc	15,822	423,659
Grafton Group plc	41,418	477,120
HellermannTyton Group plc	22,363	163,373
Interserve plc	30,532	274,471
Keller Group plc	18,496	279,490
Kier Group plc	8,516	196,333
Lavendon Group plc	41,984	113,646
Melrose Industries plc	105,610	433,683
Morgan Advanced Materials plc	58,063	299,158
QinetiQ Group plc	141,430	506,603
Rotork plc	60,845	195,675
Senior plc	46,868	206,013
SIG plc	189,289	546,736
Speedy Hire plc	154,604	113,540
Spirax-Sarco Engineering plc	7,021	340,578
Ultra Electronics Holdings plc	8,516	230,125
Vesuvius plc	51,516	315,976
		6,282,825
See financial notes    59

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 1.3%
Berendsen plc	31,402	481,997
Cape plc	39,676	157,131
De La Rue plc	36,784	277,070
Hays plc	243,342	597,693
HomeServe plc	43,618	282,359
Mears Group plc	15,580	95,369
Michael Page International plc	54,772	427,094
Mitie Group plc	78,868	359,894
PayPoint plc	5,746	90,141
Rentokil Initial plc	222,753	508,067
RPS Group plc	49,454	177,791
Shanks Group plc	126,455	181,846
WS Atkins plc	11,564	261,090
		3,897,542
Consumer Durables & Apparel 0.5%
Bellway plc	13,026	498,646
Berkeley Group Holdings plc	9,835	510,057
Bovis Homes Group plc	11,567	196,224
Coats Group plc *	693,549	267,906
Crest Nicholson Holdings plc	19,910	169,337
Telford Homes plc	6,110	37,377
		1,679,547
Consumer Services 1.0%
Betfair Group plc	4,620	230,220
Bwin.Party Digital Entertainment plc	68,926	123,394
Dignity plc	2,841	105,828
Domino's Pizza Group plc	3,371	44,873
Enterprise Inns plc *	255,626	470,997
Greene King plc	54,467	687,754
J.D. Wetherspoon plc	17,879	206,784
Ladbrokes plc	281,104	432,338
Marston's plc	170,899	398,995
Merlin Entertainments plc (c)	7,559	45,166
Mitchells & Butlers plc *	47,254	263,089
The Restaurant Group plc	22,259	228,172
		3,237,610
Diversified Financials 1.6%
Aberdeen Asset Management plc	54,909	269,311
Ashmore Group plc (b)	44,079	178,094
Brewin Dolphin Holdings plc	19,535	85,147
Close Brothers Group plc	15,590	357,503
Hargreaves Lansdown plc	5,360	92,741
Henderson Group plc	90,825	362,353
IG Group Holdings plc	39,558	441,092
Intermediate Capital Group plc	44,333	364,104
International Personal Finance plc	37,340	228,337
Investec plc	58,433	480,355
Jupiter Fund Management plc	32,736	224,703
London Stock Exchange Group plc	14,347	556,055
Provident Financial plc	13,156	596,901
Schroders plc	7,939	346,525
Schroders plc, Non-Voting Shares	369	12,650
Tullett Prebon plc	49,644	288,078
		4,883,949
Energy 0.2%
EnQuest plc *	326,646	169,554
Genel Energy plc *	4,901	26,815
Security	Number of Shares	Value ($)
Hunting plc	27,054	215,535
Premier Oil plc *	116,141	188,092
		599,996
Food & Staples Retailing 0.1%
Greggs plc	23,848	418,132
Food, Beverage & Tobacco 0.5%
Britvic plc	20,806	214,237
Cranswick plc	11,808	305,281
Dairy Crest Group plc	47,708	429,977
Devro plc	16,943	75,309
Greencore Group plc	39,086	178,720
Premier Foods plc *	513,592	274,492
		1,478,016
Health Care Equipment & Services 0.0%
Synergy Health plc *	5,725	143,082
Household & Personal Products 0.1%
PZ Cussons plc	39,555	192,788
Insurance 0.6%
Beazley plc	64,144	330,193
Hiscox Ltd.	38,727	536,059
Jardine Lloyd Thompson Group plc	11,927	193,343
Lancashire Holdings Ltd.	52,212	523,570
Saga plc	12,277	38,368
St. James's Place plc	13,636	192,000
		1,813,533
Materials 0.9%
Acacia Mining plc	37,839	139,264
Alent plc	30,801	225,964
Centamin plc	41,613	38,433
Croda International plc	11,095	493,494
Elementis plc	42,845	156,436
Essentra plc	14,987	196,501
Evraz plc *	228,526	277,488
Ferrexpo plc	98,842	93,872
Marshalls plc	8,576	44,186
Petropavlovsk plc *	494,092	45,063
Polyus Gold International Ltd.	42,654	124,644
Randgold Resources Ltd.	5,226	318,208
RPC Group plc	24,338	245,740
Synthomer plc	31,530	166,719
Victrex plc	5,831	161,067
		2,727,079
Media 0.2%
Daily Mail & General Trust plc, A Shares	22,274	281,253
Markit Ltd. *	1,562	44,642
UBM plc	47,950	363,205
		689,100
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	5,593	118,450
Indivior plc *	11,301	38,847
		157,297
Real Estate 0.9%
Derwent London plc	3,777	209,648
Hammerson plc	58,066	560,839
Intu Properties plc	79,604	395,452
Savills plc	18,299	254,139
Segro plc	85,456	551,486
60    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shaftesbury plc	5,130	71,009
The British Land Co. plc	49,133	619,646
		2,662,219
Retailing 1.1%
Debenhams plc	473,378	551,138
Dixons Carphone plc	74,154	492,007
Dunelm Group plc	5,622	80,543
Halfords Group plc	52,097	417,452
Howden Joinery Group plc	30,446	225,514
John Menzies plc	23,984	166,731
Lookers plc	77,537	193,188
N Brown Group plc	26,906	124,268
Pendragon plc	642,746	452,259
Poundland Group plc	8,432	44,741
Sports Direct International plc *	16,567	202,312
Vertu Motors plc	42,970	43,122
WH Smith plc	22,895	528,188
		3,521,463
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	20,708	297,310
Dialog Semiconductor plc *	727	34,836
		332,146
Software & Services 0.4%
AVEVA Group plc	5,625	187,300
Computacenter plc	4,780	56,755
Fidessa Group plc	3,632	104,905
Micro Focus International plc	13,869	278,363
Moneysupermarket.com Group plc	28,000	139,140
Playtech plc	10,230	134,917
Telecity Group plc	6,937	115,973
Xchanging plc	60,119	87,146
		1,104,499
Technology Hardware & Equipment 0.6%
e2v technologies plc	10,436	36,997
Electrocomponents plc	108,933	307,434
Halma plc	31,281	363,232
Laird plc	43,843	257,045
Pace plc	46,758	245,226
Premier Farnell plc	65,610	131,786
Spectris plc	11,057	310,184
Spirent Communications plc	146,051	175,770
TT electronics plc	69,791	170,668
		1,998,342
Telecommunication Services 0.4%
Cable & Wireless Communications plc	691,726	638,325
KCOM Group plc	95,064	137,436
TalkTalk Telecom Group plc	73,642	340,803
		1,116,564
Transportation 0.6%
BBA Aviation plc	79,726	357,311
Go-Ahead Group plc	7,443	289,732
National Express Group plc	136,325	620,617
Northgate plc	42,983	330,341
Stagecoach Group plc	49,052	273,779
Stolt-Nielsen Ltd.	9,855	148,081
		2,019,861
Security	Number of Shares	Value ($)
Utilities 0.0%
Telecom Plus plc	3,122	53,490
		41,130,746
Total Common Stock
(Cost $324,181,328)		310,023,650

Preferred Stock 0.3% of net assets
Germany 0.2%
Capital Goods 0.1%
Jungheinrich AG	2,914	203,483
Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	1,954	185,710
Materials 0.1%
FUCHS PETROLUB SE	7,791	335,661
Transportation 0.0%
Sixt SE	1,064	38,747
		763,601
Sweden 0.1%
Transportation 0.1%
SAS AB	2,839	161,268
Total Preferred Stock
(Cost $958,756)		924,869

Other Investment Companies 0.8% of net assets
United States 0.8%
Equity Fund 0.2%
iShares MSCI EAFE Small-Cap ETF	14,000	686,840
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	141,362	141,362
Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,520,342	1,520,342
Total Other Investment Companies
(Cost $2,357,250)		2,348,544

End of Investments.

See financial notes    61

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

At 08/31/15, the tax basis cost of the fund's investments was $327,520,607 and the unrealized appreciation and depreciation were $13,068,732 and ($27,292,276), respectively, with a net unrealized depreciation of ($14,223,544).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,438,877. Non-cash collateral pledged to the fund for securities on loan amounted to $50,359.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $160,836 or 0.1% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $97,855 or 0.0% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
62    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
89.3%	Common Stock	285,248,224	238,619,586
8.7%	Preferred Stock	32,907,918	23,130,982
2.0%	Other Investment Companies	5,867,245	5,460,380
100.0%	Total Investments	324,023,387	267,210,948
(0.0%)	Other Assets and Liabilities, Net		(133,041)
100.0%	Net Assets		267,077,907

Security	Number of Shares	Value ($)
Common Stock 89.3% of net assets
Brazil 6.1%
Banks 1.0%
Banco Bradesco S.A.	129,583	895,492
Banco do Brasil S.A.	282,226	1,381,588
Itau Unibanco Holding S.A.	46,317	319,059
		2,596,139
Capital Goods 0.2%
Embraer S.A.	69,680	439,631
Diversified Financials 0.2%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	127,206	376,493
Energy 1.7%
Cosan Ltd., A Shares	47,065	175,553
Petroleo Brasileiro S.A. *	1,161,884	3,387,798
Ultrapar Participacoes S.A.	54,965	957,822
		4,521,173
Food, Beverage & Tobacco 1.1%
Ambev S.A.	319,565	1,674,925
BRF S.A.	32,845	626,916
JBS S.A.	180,373	700,742
		3,002,583
Insurance 0.1%
Sul America S.A.	62,540	300,487
Materials 1.1%
Companhia Siderurgica Nacional S.A.	382,230	367,302
Vale S.A.	541,440	2,663,904
		3,031,206
Software & Services 0.1%
Cielo S.A.	34,572	364,016
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Oi S.A. *	81,830	60,661
Tim Participacoes S.A.	122,507	295,988
		356,649
Transportation 0.2%
CCR S.A.	101,903	416,313
Utilities 0.3%
Centrais Eletricas Brasileiras S.A. *	217,912	297,948
Companhia de Saneamento Basico do Estado de Sao Paulo	76,797	331,668
CPFL Energia S.A.	60,245	259,687
		889,303
		16,293,993
Chile 0.9%
Energy 0.3%
Empresas COPEC S.A.	63,121	617,259
Food & Staples Retailing 0.1%
Cencosud S.A.	159,479	324,309
Transportation 0.1%
Latam Airlines Group S.A. *	35,476	198,588
Utilities 0.4%
Empresa Nacional de Electricidad S.A.	351,080	435,393
Enersis S.A.	2,556,466	709,609
		1,145,002
		2,285,158
China 17.0%
Automobiles & Components 0.2%
Byd Co., Ltd., H Shares *(b)	22,642	92,466
Dongfeng Motor Group Co., Ltd., H Shares	348,345	350,590
		443,056
Banks 6.7%
Agricultural Bank of China Ltd., H Shares	2,412,000	974,131
Bank of China Ltd., H Shares	8,287,132	3,785,324
Bank of Communications Co., Ltd., H Shares	646,848	487,428
BOC Hong Kong Holdings Ltd.	236,400	799,179
China CITIC Bank Corp., Ltd., H Shares *	536,000	328,514
China Construction Bank Corp., H Shares	8,344,528	5,868,050
China Merchants Bank Co., Ltd., H Shares	309,722	737,733
China Minsheng Banking Corp., Ltd., H Shares	373,629	362,056
Industrial & Commercial Bank of China Ltd., H Shares	7,921,499	4,681,320
		18,023,735
Capital Goods 0.4%
China Communications Construction Co., Ltd., H Shares	626,737	745,610
CRRC Corp., Ltd., H Shares *	163,193	190,777
		936,387
See financial notes    63

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	449,200	410,943
Yue Yuen Industrial Holdings Ltd.	112,459	402,673
		813,616
Energy 4.0%
China Petroleum & Chemical Corp., H Shares	6,354,840	4,231,066
China Shenhua Energy Co., Ltd., H Shares	508,400	881,658
CNOOC Ltd.	2,222,478	2,755,855
PetroChina Co., Ltd., H Shares	3,258,477	2,707,672
		10,576,251
Food & Staples Retailing 0.2%
China Resources Enterprise Ltd.	176,315	553,967
Insurance 0.8%
China Life Insurance Co., Ltd., H Shares	284,026	982,174
China Pacific Insurance (Group) Co., Ltd., H Shares	107,200	390,067
Ping An Insurance Group Co. of China Ltd., H Shares	134,000	656,164
		2,028,405
Materials 0.2%
China National Building Material Co., Ltd., H Shares	445,484	259,816
Jiangxi Copper Co., Ltd., H Shares	268,000	338,542
		598,358
Real Estate 0.2%
China Overseas Land & Investment Ltd.	205,700	602,498
Retailing 0.1%
GOME Electrical Appliances Holdings Ltd.	2,412,000	382,805
Software & Services 0.3%
Alibaba Group Holding Ltd. ADR *	968	64,004
Baidu, Inc. ADR *	1,285	189,216
Tencent Holdings Ltd.	30,793	523,677
		776,897
Technology Hardware & Equipment 0.2%
Kingboard Chemical Holdings Ltd.	176,024	228,489
Lenovo Group Ltd.	354,700	291,081
		519,570
Telecommunication Services 3.2%
China Mobile Ltd.	536,326	6,498,153
China Telecom Corp., Ltd., H Shares	2,057,998	1,078,119
China Unicom (Hong Kong) Ltd.	723,076	949,789
		8,526,061
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	99,478	243,623
Huaneng Power International, Inc., H Shares	338,900	390,498
		634,121
		45,415,727
Security	Number of Shares	Value ($)
Colombia 0.3%
Banks 0.1%
Bancolombia S.A.	28,241	227,863
Energy 0.2%
Ecopetrol S.A.	1,123,652	579,352
		807,215
Czech Republic 0.3%
Utilities 0.3%
CEZ A/S	39,128	893,057
Greece 0.5%
Banks 0.0%
National Bank of Greece S.A. *	122,699	71,492
Consumer Services 0.2%
OPAP S.A.	81,485	639,127
Telecommunication Services 0.2%
Hellenic Telecommunications Organization S.A.	48,270	440,805
Utilities 0.1%
Public Power Corp. S.A.	64,312	292,570
		1,443,994
Hungary 0.7%
Banks 0.3%
OTP Bank plc	44,365	854,082
Energy 0.4%
MOL Hungarian Oil & Gas plc	18,504	916,517
		1,770,599
India 2.5%
Automobiles & Components 0.3%
Mahindra & Mahindra Ltd. GDR	19,544	365,473
Tata Motors Ltd. ADR	16,256	411,602
		777,075
Banks 0.4%
ICICI Bank Ltd. ADR	63,919	557,373
State Bank of India GDR - Reg'd	13,143	494,834
		1,052,207
Energy 1.1%
Reliance Industries Ltd. GDR (a)	106,091	2,768,975
Materials 0.1%
Tata Steel Ltd. GDR - Reg'd	81,521	286,139
Software & Services 0.6%
Infosys Ltd. ADR	95,452	1,637,002
		6,521,398
Indonesia 1.2%
Automobiles & Components 0.3%
PT Astra International Tbk	1,785,859	753,111
64    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.4%
PT Bank Central Asia Tbk	415,400	381,399
PT Bank Mandiri (Persero) Tbk	431,900	279,736
PT Bank Rakyat Indonesia (Persero) Tbk	514,700	389,231
		1,050,366
Capital Goods 0.1%
PT United Tractors Tbk	189,536	257,998
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	4,895,462	999,998
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	852,712	168,722
		3,230,195
Malaysia 1.9%
Banks 0.6%
CIMB Group Holdings Berhad	349,952	416,609
Malayan Banking Berhad	295,800	616,954
Public Bank Berhad	134,000	574,286
		1,607,849
Capital Goods 0.2%
Sime Darby Berhad	379,240	672,700
Consumer Services 0.1%
Genting Berhad	190,000	309,881
Materials 0.1%
Petronas Chemicals Group Berhad	275,600	398,308
Telecommunication Services 0.6%
Axiata Group Berhad	383,500	560,641
DiGi.com Berhad	227,800	283,665
Maxis Berhad	174,200	272,499
Telekom Malaysia Berhad	241,200	372,711
		1,489,516
Utilities 0.3%
Tenaga Nasional Berhad	257,900	686,505
		5,164,759
Mexico 3.9%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	92,779	444,598
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	198,968	309,717
		754,315
Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	226,278	450,263
Food & Staples Retailing 0.4%
Wal-Mart de Mexico S.A.B. de C.V., Series V	455,600	1,089,584
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	40,200	288,683
Fomento Economico Mexicano S.A.B. de C.V.	120,600	1,073,398
Grupo Bimbo S.A.B. de C.V., Series A *	145,123	372,580
		1,734,661
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	134,000	299,863
Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	1,476,092	1,155,011
Grupo Mexico S.A.B. de C.V., Series B	294,800	745,785
Industrias Penoles S.A.B. de C.V.	17,366	246,746
		2,147,542
Media 0.3%
Grupo Televisa S.A.B., Series CPO	142,600	870,642
Telecommunication Services 1.2%
America Movil S.A.B. de C.V., Series L	3,449,400	3,138,995
		10,485,865
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	3,082	338,958
Philippines 0.2%
Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	9,925	534,685
Poland 2.7%
Banks 0.4%
Bank Pekao S.A.	8,372	357,169
Powszechna Kasa Oszczednosci Bank Polski S.A.	79,866	629,588
		986,757
Energy 1.2%
Grupa Lotos S.A. *	28,588	226,573
Polski Koncern Naftowy Orlen S.A.	131,207	2,567,695
Polskie Gornictwo Naftowe i Gazownictwo S.A.	175,753	316,319
		3,110,587
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	5,257	600,299
Materials 0.4%
KGHM Polska Miedz S.A.	46,666	971,381
Telecommunication Services 0.2%
Orange Polska S.A.	266,794	502,097
See financial notes    65

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.3%
PGE S.A.	136,010	562,765
Tauron Polska Energia S.A.	350,440	325,114
		887,879
		7,059,000
Republic of Korea 16.9%
Automobiles & Components 2.3%
Hankook Tire Co., Ltd.	6,216	194,192
Hyundai Mobis Co., Ltd.	7,597	1,326,384
Hyundai Motor Co.	21,935	2,763,319
Kia Motors Corp.	42,152	1,735,618
		6,019,513
Banks 1.3%
Hana Financial Group, Inc.	26,596	611,635
Industrial Bank of Korea	16,927	188,913
KB Financial Group, Inc.	28,593	865,466
Shinhan Financial Group Co., Ltd.	45,188	1,511,042
Woori Bank	43,162	332,815
		3,509,871
Capital Goods 2.7%
Daelim Industrial Co., Ltd.	5,360	304,991
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	21,507	122,378
Hyundai Engineering & Construction Co., Ltd.	8,710	244,491
Hyundai Heavy Industries Co., Ltd. *	13,489	1,043,537
LG Corp.	29,140	1,433,902
LG International Corp.	8,497	188,942
Samsung Heavy Industries Co., Ltd.	28,653	272,540
SK Holdings Co., Ltd.	13,847	3,161,014
SK Networks Co., Ltd.	66,866	371,431
		7,143,226
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	34,995	1,316,658
Energy 1.5%
GS Holdings Corp.	24,210	950,796
S-Oil Corp.	15,047	763,323
SK Innovation Co., Ltd. *	27,741	2,343,121
		4,057,240
Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	2,884	557,171
Food, Beverage & Tobacco 0.4%
KT&G Corp.	11,256	1,051,607
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	2,453	558,938
Samsung Life Insurance Co., Ltd.	5,092	423,203
		982,141
Materials 1.8%
Hyundai Steel Co.	9,246	413,539
LG Chem Ltd.	6,738	1,333,073
Lotte Chemical Corp.	2,680	559,679
POSCO	15,901	2,554,377
		4,860,668
Retailing 0.1%
Lotte Shopping Co., Ltd.	1,772	400,769
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	30,700	929,241
Technology Hardware & Equipment 4.6%
LG Display Co., Ltd.	50,412	982,453
Samsung Electro-Mechanics Co., Ltd.	8,388	430,481
Samsung Electronics Co., Ltd.	11,539	10,624,368
Samsung SDI Co., Ltd.	4,720	337,214
		12,374,516
Telecommunication Services 0.2%
LG Uplus Corp.	44,382	412,769
Utilities 0.6%
Korea Electric Power Corp.	33,255	1,349,601
Korea Gas Corp.	6,298	214,326
		1,563,927
		45,179,317
Russia 12.5%
Banks 0.4%
Sberbank of Russia *	751,170	838,762
VTB Bank JSC *	164,960,000	170,568
		1,009,330
Energy 10.1%
Bashneft OAO *	9,163	244,868
Gazprom PAO	5,535,731	12,295,263
LUKOIL PJSC *	202,029	7,663,900
NOVATEK OAO GDR - Reg'd	9,462	906,460
Rosneft OJSC GDR - Reg'd	192,146	724,006
Surgutneftegas OAO *	6,827,613	3,509,489
Tatneft PAO *	367,039	1,776,882
		27,120,868
Food & Staples Retailing 0.2%
Magnit PJSC *	2,625	482,942
Materials 0.7%
MMC Norilsk Nickel PJSC *	8,374	1,326,511
Severstal PAO GDR - Reg'd	43,096	458,972
		1,785,483
Telecommunication Services 0.9%
Mobile TeleSystems PJSC ADR	133,112	1,015,644
Rostelecom PJSC *	370,333	452,315
Sistema JSFC GDR - Reg'd	115,092	849,379
		2,317,338
Transportation 0.1%
Aeroflot-Russian Airlines PJSC *	393,156	235,705
Globaltrans Investment plc GDR - Reg'd *	28,221	95,951
		331,656
Utilities 0.1%
RusHydro PJSC *	42,511,545	339,285
		33,386,902
66    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
South Africa 6.6%
Banks 0.8%
Barclays Africa Group Ltd.	33,110	433,737
Nedbank Group Ltd.	24,120	429,111
Standard Bank Group Ltd.	126,771	1,396,519
		2,259,367
Capital Goods 0.6%
Barloworld Ltd.	64,052	411,424
The Bidvest Group Ltd.	46,744	1,123,822
		1,535,246
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	105,752	633,511
Diversified Financials 0.3%
African Bank Investments Ltd. *(d)(e)	30,732	—
FirstRand Ltd.	191,510	763,918
		763,918
Energy 1.2%
Sasol Ltd.	103,486	3,315,094
Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	41,719	510,690
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	16,679	376,981
Insurance 0.2%
Sanlam Ltd.	103,466	497,585
Materials 0.9%
AngloGold Ashanti Ltd. *	84,381	679,348
Gold Fields Ltd.	262,779	843,754
Impala Platinum Holdings Ltd. *	157,744	588,913
Kumba Iron Ore Ltd.	40,423	275,312
		2,387,327
Media 0.3%
Naspers Ltd., N Shares	5,524	715,891
Retailing 0.4%
Imperial Holdings Ltd.	37,922	527,479
Woolworths Holdings Ltd.	61,814	463,689
		991,168
Telecommunication Services 1.4%
MTN Group Ltd.	195,405	2,607,070
Telkom S.A. SOC Ltd.	134,556	644,160
Vodacom Group Ltd.	36,582	390,221
		3,641,451
		17,628,229
Taiwan 12.2%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	103,000	165,251
Banks 0.4%
CTBC Financial Holding Co., Ltd.	956,490	576,199
Mega Financial Holding Co., Ltd.	677,518	508,097
		1,084,296
Security	Number of Shares	Value ($)
Capital Goods 0.3%
Far Eastern New Century Corp.	551,061	499,641
Walsin Lihwa Corp. *	1,682,000	375,834
		875,475
Consumer Durables & Apparel 0.2%
Pou Chen Corp.	402,000	649,902
Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	311,116	534,527
Energy 0.2%
Formosa Petrochemical Corp.	222,704	498,989
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	366,796	653,865
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	239,840	345,725
Materials 1.8%
China Steel Corp.	1,631,088	977,570
Formosa Chemicals & Fibre Corp.	563,882	1,206,239
Formosa Plastics Corp.	531,704	1,171,723
Nan Ya Plastics Corp.	501,588	914,192
Taiwan Cement Corp.	402,000	430,591
		4,700,315
Retailing 0.1%
Hotai Motor Co., Ltd.	16,000	176,051
Semiconductors & Semiconductor Equipment 2.6%
Advanced Semiconductor Engineering, Inc.	536,000	553,528
MediaTek, Inc.	66,940	516,411
Siliconware Precision Industries Co., Ltd.	298,176	366,580
Taiwan Semiconductor Manufacturing Co., Ltd.	1,249,352	4,953,480
United Microelectronics Corp.	2,017,000	666,423
		7,056,422
Technology Hardware & Equipment 5.1%
Acer, Inc. *	1,366,470	503,984
Asustek Computer, Inc.	136,176	1,238,877
AU Optronics Corp.	2,420,764	781,227
Compal Electronics, Inc.	1,789,000	1,044,720
Delta Electronics, Inc.	114,128	571,762
Foxconn Technology Co., Ltd.	140,632	395,495
Hon Hai Precision Industry Co., Ltd.	1,648,738	4,687,370
HTC Corp.	336,822	476,723
Innolux Corp.	1,506,000	532,303
Inventec Corp.	681,646	312,163
Lite-On Technology Corp.	499,910	457,872
Pegatron Corp.	275,234	712,279
Quanta Computer, Inc.	373,058	685,667
Synnex Technology International Corp.	291,646	310,147
Wistron Corp.	965,169	477,601
WPG Holdings Ltd.	402,000	379,933
		13,568,123
See financial notes    67

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.9%
Chunghwa Telecom Co., Ltd.	507,764	1,541,894
Far EasTone Telecommunications Co., Ltd.	157,588	345,826
Taiwan Mobile Co., Ltd.	134,000	402,791
		2,290,511
		32,599,452
Thailand 1.4%
Banks 0.2%
Kasikornbank PCL NVDR	38,300	192,862
The Siam Commercial Bank PCL NVDR	67,000	265,421
		458,283
Energy 0.8%
PTT Exploration & Production PCL NVDR	134,000	297,196
PTT PCL NVDR	189,400	1,416,075
Thai Oil PCL NVDR	321,600	462,056
		2,175,327
Materials 0.2%
PTT Global Chemical PCL NVDR	352,000	589,203
Telecommunication Services 0.2%
Advanced Info Service PCL NVDR	80,400	533,832
		3,756,645
Turkey 1.4%
Banks 0.6%
Akbank T.A.S.	170,046	398,390
Turkiye Garanti Bankasi A/S	232,530	589,513
Turkiye Halk Bankasi A/S	79,055	302,804
Turkiye Is Bankasi, C Shares	192,232	321,598
		1,612,305
Capital Goods 0.2%
KOC Holding A/S	163,124	636,021
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	110,550	330,397
Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S *	31,281	807,009
Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	112,024	438,706
		3,824,438
Total Common Stock
(Cost $285,248,224)		238,619,586

Preferred Stock 8.7% of net assets
Brazil 6.0%
Banks 1.9%
Banco Bradesco S.A.	294,948	1,866,580
Itau Unibanco Holding S.A.	399,471	2,911,923
Itausa - Investimentos Itau S.A.	176,880	353,542
		5,132,045
Security	Number of Shares	Value ($)
Energy 1.6%
Petroleo Brasileiro S.A. *	1,740,585	4,391,784
Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao	23,725	413,628
Materials 1.4%
Gerdau S.A.	409,919	590,864
Metalurgica Gerdau S.A.	294,887	243,698
Vale S.A.	768,596	2,985,966
		3,820,528
Telecommunication Services 0.3%
Oi S.A. *	158,135	117,225
Telefonica Brasil S.A.	55,080	610,799
		728,024
Utilities 0.6%
Centrais Eletricas Brasileiras S.A., B Shares	175,742	362,365
Companhia Energetica de Minas Gerais	259,875	536,553
Companhia Paranaense de Energia - Copel, B Shares	29,882	254,332
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. *	141,102	452,487
		1,605,737
		16,091,746
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	37,868	322,922
Republic of Korea 1.0%
Automobiles & Components 0.3%
Hyundai Motor Co.	3,251	266,622
Hyundai Motor Co. 2nd	4,861	410,991
		677,613
Consumer Durables & Apparel 0.0%
LG Electronics, Inc.	6,710	125,662
Materials 0.1%
LG Chem Ltd.	1,361	199,072
Technology Hardware & Equipment 0.6%
Samsung Electronics Co., Ltd.	2,094	1,540,292
		2,542,639
Russia 1.6%
Banks 0.0%
Sberbank of Russia *	75,636	61,602
Energy 1.6%
AK Transneft OAO *	1,332	3,152,320
Bashneft PA0 *	1,936	39,434
Surgutneftegas OAO *	1,519,892	920,319
		4,112,073
		4,173,675
Total Preferred Stock
(Cost $32,907,918)		23,130,982

68    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 2.0% of net assets
United States 2.0%
Equity Funds 1.6%
iShares India 50 ETF	80,374	2,203,855
WisdomTree India Earnings Fund	108,466	2,131,357
		4,335,212
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,089,252	1,089,252
Securities Lending Collateral 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	35,916	35,916
Total Other Investment Companies
(Cost $5,867,245)		5,460,380

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $327,064,737 and the unrealized appreciation and depreciation were $0 and ($59,853,789), respectively, with a net unrealized depreciation of ($59,853,789).
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,768,975 or 1.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $32,961.
(c)	The rate shown is the 7-day yield.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	14	572,250	17,606
See financial notes    69

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 14, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	October 12, 2015